2016 Annual Report

RiverSource® Retirement Advisor Advantage Variable Annuity RiverSource® Retirement Advisor Select Variable Annuity

S-6410 CC (5/17)	Issued by: RiverSource Life Insurance Co. of New York

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account offered through RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinions.

Minneapolis, Minnesota

April 21, 2017

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$346,509	$948,819	$4,935,857	$6,753,464	$2,665,515
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	11,069	156	147	1,725	50
Receivable for share redemptions	279	734	4,619	8,362	2,186
Total assets	357,857	949,709	4,940,623	6,763,551	2,667,751

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	279	734	3,554	4,875	2,083
Contract terminations	—	—	1,066	3,487	102
Payable for investments purchased	11,069	156	147	1,725	50
Total liabilities	11,348	890	4,767	10,087	2,235
Net assets applicable to contracts in accumulation period	345,153	948,635	4,935,499	6,737,545	2,664,194
Net assets applicable to contracts in payment period	—	—	—	15,919	—
Net assets applicable to seed money	1,356	184	357	—	1,322
Total net assets	$346,509	$948,819	$4,935,856	$6,753,464	$2,665,516
(1) Investment shares	29,975	44,090	160,099	513,181	271,991
(2) Investments, at cost	$354,817	$751,492	$3,599,773	$7,852,286	$2,432,283

Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$1,065,282	$4,582,947	$2,417,173	$15,707,686	$3,981,030
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	398	8,599	145	—	479
Receivable for share redemptions	757	5,378	1,892	16,479	3,460
Total assets	1,066,437	4,596,924	2,419,210	15,724,165	3,984,969

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	757	3,506	1,893	11,829	3,275
Contract terminations	—	1,872	—	4,651	185
Payable for investments purchased	398	8,599	145	—	479
Total liabilities	1,155	13,977	2,038	16,480	3,939
Net assets applicable to contracts in accumulation period	1,062,137	4,582,801	2,416,791	15,673,862	3,980,612
Net assets applicable to contracts in payment period	3,046	—	—	32,799	—
Net assets applicable to seed money	99	146	381	1,024	418
Total net assets	$1,065,282	$4,582,947	$2,417,172	$15,707,685	$3,981,030
(1) Investment shares	113,812	216,893	158,920	1,497,396	297,758
(2) Investments, at cost	$942,569	$3,391,677	$1,853,943	$10,970,629	$4,336,591

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$1,113,509	$18,217,663	$260,812	$1,730,992	$18,817,076
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	36	34,552	—	—	20
Receivable for share redemptions	807	79,829	224	1,708	20,987
Total assets	1,114,352	18,332,044	261,036	1,732,700	18,838,083

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	807	15,899	223	1,433	16,788
Contract terminations	—	63,930	—	277	4,199
Payable for investments purchased	36	34,552	—	—	20
Total liabilities	843	114,381	223	1,710	21,007
Net assets applicable to contracts in accumulation period	1,113,431	17,925,280	258,774	1,730,809	18,676,772
Net assets applicable to contracts in payment period	—	292,232	—	—	139,950
Net assets applicable to seed money	78	151	2,039	181	354
Total net assets	$1,113,509	$18,217,663	$260,813	$1,730,990	$18,817,076
(1) Investment shares	542,382	777,868	41,597	96,596	485,351
(2) Investments, at cost	$1,017,369	$14,587,508	$267,340	$1,560,305	$11,416,317

Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$75,100	$29,269,781	$464,474	$8,089,584	$6,698,658
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	958	33	9,535	9,128
Receivable for share redemptions	68	34,980	362	6,629	5,500
Total assets	75,168	29,305,719	464,869	8,105,748	6,713,286

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	68	23,107	362	6,610	5,272
Contract terminations	—	11,874	—	20	228
Payable for investments purchased	—	958	33	9,535	9,128
Total liabilities	68	35,939	395	16,165	14,628
Net assets applicable to contracts in accumulation period	74,943	29,063,522	463,438	8,045,564	6,689,386
Net assets applicable to contracts in payment period	—	206,246	—	44,007	9,260
Net assets applicable to seed money	157	12	1,036	12	12
Total net assets	$75,100	$29,269,780	$464,474	$8,089,583	$6,698,658
(1) Investment shares	8,110	1,335,300	48,944	568,089	789,006
(2) Investments, at cost	$76,916	$16,677,956	$469,553	$7,597,506	$8,574,851

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$11,808,464	$12,480,201	$10,095,633	$26,087,453	$4,293,725
Dividends receivable	3	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	276	440	11,490	225
Receivable for share redemptions	46,544	15,484	10,370	28,631	34,139
Total assets	11,855,011	12,495,961	10,106,443	26,127,574	4,328,089

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,526	10,132	7,850	20,496	3,108
Contract terminations	37,018	5,352	2,520	8,135	31,032
Payable for investments purchased	—	276	440	11,490	225
Total liabilities	46,544	15,760	10,810	40,121	34,365
Net assets applicable to contracts in accumulation period	11,785,654	12,431,277	10,072,778	25,969,723	4,293,582
Net assets applicable to contracts in payment period	20,813	48,912	22,844	117,718	—
Net assets applicable to seed money	2,000	12	11	12	142
Total net assets	$11,808,467	$12,480,201	$10,095,633	$26,087,453	$4,293,724
(1) Investment shares	11,808,464	1,840,738	1,328,373	2,518,094	330,541
(2) Investments, at cost	$11,807,977	$12,357,993	$11,656,500	$26,480,254	$2,767,514

Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$13,709,813	$2,474,768	$802,219	$32,626,512	$67,847,426
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,242	163	—	—	—
Receivable for share redemptions	11,299	2,003	644	123,675	68,778
Total assets	13,722,354	2,476,934	802,863	32,750,187	67,916,204

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,553	2,002	644	28,748	59,068
Contract terminations	747	3	—	94,926	9,710
Payable for investments purchased	1,242	163	—	—	—
Total liabilities	12,542	2,168	644	123,674	68,778
Net assets applicable to contracts in accumulation period	13,709,640	2,473,721	801,157	32,626,392	67,847,290
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	172	1,045	1,062	121	136
Total net assets	$13,709,812	$2,474,766	$802,219	$32,626,513	$67,847,426
(1) Investment shares	808,362	262,436	81,032	3,026,578	6,123,414
(2) Investments, at cost	$10,200,697	$2,556,164	$817,890	$32,217,549	$66,076,219

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$424,755,547	$818,094,595	$3,460,758	$2,912,990	$5,037,847
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	233,693	132,321	383	—	1,520
Receivable for share redemptions	430,833	1,040,884	3,269	5,893	5,118
Total assets	425,420,073	819,267,800	3,464,410	2,918,883	5,044,485

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	347,198	693,125	3,185	2,179	4,445
Contract terminations	83,633	347,759	84	3,714	674
Payable for investments purchased	233,693	132,321	383	—	1,520
Total liabilities	664,524	1,173,205	3,652	5,893	6,639
Net assets applicable to contracts in accumulation period	424,755,461	818,094,533	3,434,177	2,912,959	4,999,172
Net assets applicable to contracts in payment period	—	—	26,245	—	38,561
Net assets applicable to seed money	88	62	336	31	113
Total net assets	$424,755,549	$818,094,595	$3,460,758	$2,912,990	$5,037,846
(1) Investment shares	36,397,219	65,922,208	166,383	146,602	401,102
(2) Investments, at cost	$410,031,329	$755,337,800	$2,160,003	$1,765,592	$4,894,882

Dec. 31, 2016 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Assets
Investments, at fair value(1),(2)	$966,849	$2,069,560	$4,496,627	$896,112	$661,334
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	416	645	624
Receivable for share redemptions	1,000	1,787	6,801	793	563
Total assets	967,849	2,071,347	4,503,844	897,550	662,521

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	720	1,507	3,304	652	563
Contract terminations	280	281	3,497	140	—
Payable for investments purchased	—	—	416	645	624
Total liabilities	1,000	1,788	7,217	1,437	1,187
Net assets applicable to contracts in accumulation period	966,424	2,067,183	4,476,621	896,113	660,522
Net assets applicable to contracts in payment period	—	2,051	19,995	—	—
Net assets applicable to seed money	425	325	11	—	812
Total net assets	$966,849	$2,069,559	$4,496,627	$896,113	$661,334
(1) Investment shares	47,441	96,348	435,720	204,592	51,029
(2) Investments, at cost	$629,443	$1,261,179	$4,501,126	$1,548,426	$690,871

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$7,874,384	$25,245,711	$8,388,814	$23,039,262	$3,261,452
Dividends receivable	21,910	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	264	2,955	—	94	910
Receivable for share redemptions	7,030	20,172	7,513	24,752	2,378
Total assets	7,903,588	25,268,838	8,396,327	23,064,108	3,264,740

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,059	19,704	6,113	17,015	2,378
Contract terminations	971	468	1,400	7,737	—
Payable for investments purchased	22,174	2,955	—	94	910
Total liabilities	29,204	23,127	7,513	24,846	3,288
Net assets applicable to contracts in accumulation period	7,866,891	25,204,265	8,340,285	23,014,580	3,260,046
Net assets applicable to contracts in payment period	7,493	40,271	48,242	23,524	1,333
Net assets applicable to seed money	—	1,175	287	1,158	73
Total net assets	$7,874,384	$25,245,711	$8,388,814	$23,039,262	$3,261,452
(1) Investment shares	850,365	777,988	424,965	697,525	184,785
(2) Investments, at cost	$7,883,733	$21,867,130	$6,104,531	$20,517,257	$3,256,240

Dec. 31, 2016 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$1,887,825	$5,578,853	$1,641,879	$10,537,428	$8,242,370
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	327	3,058	—	1,117	6,876
Receivable for share redemptions	1,515	4,049	1,916	13,188	10,353
Total assets	1,889,667	5,585,960	1,643,795	10,551,733	8,259,599

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,512	4,040	1,358	8,194	6,282
Contract terminations	3	8	559	4,995	4,071
Payable for investments purchased	327	3,058	—	1,117	6,876
Total liabilities	1,842	7,106	1,917	14,306	17,229
Net assets applicable to contracts in accumulation period	1,886,985	5,525,580	1,641,054	10,536,455	8,241,246
Net assets applicable to contracts in payment period	—	53,274	—	—	—
Net assets applicable to seed money	840	—	824	972	1,124
Total net assets	$1,887,825	$5,578,854	$1,641,878	$10,537,427	$8,242,370
(1) Investment shares	171,933	361,793	106,754	524,772	425,742
(2) Investments, at cost	$1,926,622	$6,060,991	$1,669,435	$9,502,389	$7,258,605

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$1,448,558	$8,606,024	$118,685	$5,128,413	$2,377,351
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1	—	7	64	1,430
Receivable for share redemptions	1,975	8,569	115	5,219	1,830
Total assets	1,450,534	8,614,593	118,807	5,133,696	2,380,611

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,218	6,153	117	3,742	1,772
Contract terminations	756	2,416	—	1,477	58
Payable for investments purchased	1	—	7	64	1,430
Total liabilities	1,975	8,569	124	5,283	3,260
Net assets applicable to contracts in accumulation period	1,447,648	8,563,720	117,539	5,128,020	2,375,272
Net assets applicable to contracts in payment period	—	42,304	—	393	1,385
Net assets applicable to seed money	911	—	1,144	—	694
Total net assets	$1,448,559	$8,606,024	$118,683	$5,128,413	$2,377,351
(1) Investment shares	89,142	530,254	13,071	290,562	45,753
(2) Investments, at cost	$1,550,009	$8,029,107	$125,071	$3,941,473	$1,787,664

Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$671,956	$6,567,353	$1,379,692	$2,313,646	$4,279,894
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	24	—	—	808	2,225
Receivable for share redemptions	567	14,467	1,078	1,738	3,205
Total assets	672,547	6,581,820	1,380,770	2,316,192	4,285,324

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	552	4,860	992	1,737	3,205
Contract terminations	13	9,607	86	—	—
Payable for investments purchased	24	—	—	808	2,225
Total liabilities	589	14,467	1,078	2,545	5,430
Net assets applicable to contracts in accumulation period	671,005	6,567,174	1,379,692	2,289,527	4,242,198
Net assets applicable to contracts in payment period	—	—	—	24,120	37,696
Net assets applicable to seed money	953	179	—	—	—
Total net assets	$671,958	$6,567,353	$1,379,692	$2,313,647	$4,279,894
(1) Investment shares	59,889	352,704	52,301	100,288	131,933
(2) Investments, at cost	$673,852	$4,731,267	$1,030,948	$2,406,116	$3,997,437

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Assets
Investments, at fair value(1),(2)	$652,763	$1,031,754	$567,252	$930,929	$185,145
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	732	—	—	181	—
Receivable for share redemptions	456	6,005	479	761	168
Total assets	653,951	1,037,759	567,731	931,871	185,313

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	456	725	479	761	168
Contract terminations	—	5,280	—	—	—
Payable for investments purchased	732	—	—	181	—
Total liabilities	1,188	6,005	479	942	168
Net assets applicable to contracts in accumulation period	652,546	1,031,754	566,685	929,957	183,665
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	217	—	567	972	1,480
Total net assets	$652,763	$1,031,754	$567,252	$930,929	$185,145
(1) Investment shares	133,489	57,672	70,519	73,708	16,650
(2) Investments, at cost	$624,305	$927,075	$771,929	$956,664	$197,369

Dec. 31, 2016 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$746,045	$3,444,016	$1,286,803	$534,018	$3,398,055
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,086	1,182	112	1,097
Receivable for share redemptions	512	2,606	908	427	3,941
Total assets	746,557	3,447,708	1,288,893	534,557	3,403,093

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	512	2,606	908	427	2,517
Contract terminations	—	—	—	—	1,424
Payable for investments purchased	—	1,086	1,182	112	1,097
Total liabilities	512	3,692	2,090	539	5,038
Net assets applicable to contracts in accumulation period	746,045	3,442,323	1,286,803	532,850	3,398,055
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,693	—	1,168	—
Total net assets	$746,045	$3,444,016	$1,286,803	$534,018	$3,398,055
(1) Investment shares	87,873	121,654	53,909	45,179	223,409
(2) Investments, at cost	$505,237	$3,091,505	$1,891,205	$544,923	$3,856,535

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$1,596,973	$6,062,215	$2,296,508	$1,199,262	$95,237
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	29	1,128	1,220	10,053	—
Receivable for share redemptions	1,085	8,482	1,685	930	79
Total assets	1,598,087	6,071,825	2,299,413	1,210,245	95,316

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,085	4,739	1,684	929	79
Contract terminations	—	3,743	—	1	—
Payable for investments purchased	29	1,128	1,220	10,053	—
Total liabilities	1,114	9,610	2,904	10,983	79
Net assets applicable to contracts in accumulation period	1,596,973	6,050,196	2,296,509	1,198,414	93,889
Net assets applicable to contracts in payment period	—	10,895	—	—	—
Net assets applicable to seed money	—	1,124	—	848	1,348
Total net assets	$1,596,973	$6,062,215	$2,296,509	$1,199,262	$95,237
(1) Investment shares	106,394	229,891	221,671	140,265	10,263
(2) Investments, at cost	$1,569,801	$6,186,033	$2,032,962	$1,552,550	$97,071

Dec. 31, 2016 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$1,125,164	$5,316,659	$16,909,877	$3,666,710	$6,686,308
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	972	111	2,765	71	641
Receivable for share redemptions	826	9,219	15,154	10,373	7,101
Total assets	1,126,962	5,325,989	16,927,796	3,677,154	6,694,050

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	825	4,260	13,060	2,870	5,233
Contract terminations	—	4,958	2,096	7,504	1,869
Payable for investments purchased	972	111	2,765	71	641
Total liabilities	1,797	9,329	17,921	10,445	7,743
Net assets applicable to contracts in accumulation period	1,125,058	5,315,333	16,888,314	3,664,933	6,685,608
Net assets applicable to contracts in payment period	—	—	20,818	—	—
Net assets applicable to seed money	107	1,327	743	1,776	699
Total net assets	$1,125,165	$5,316,660	$16,909,875	$3,666,709	$6,686,307
(1) Investment shares	103,989	153,483	3,335,281	154,388	660,702
(2) Investments, at cost	$1,083,353	$5,054,669	$17,729,254	$3,248,910	$7,206,243

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$69,052	$708,858	$1,435,489	$616,341	$682,899
Dividends receivable	—	1,149	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,491	154	211	151
Receivable for share redemptions	65	1,220	4,237	421	454
Total assets	69,117	712,718	1,439,880	616,973	683,504

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	65	621	1,033	421	455
Contract terminations	—	600	3,204	—	—
Payable for investments purchased	—	2,639	154	211	151
Total liabilities	65	3,860	4,391	632	606
Net assets applicable to contracts in accumulation period	67,731	675,576	1,435,489	612,260	682,610
Net assets applicable to contracts in payment period	—	—	—	3,968	—
Net assets applicable to seed money	1,321	33,282	—	113	288
Total net assets	$69,052	$708,858	$1,435,489	$616,341	$682,898
(1) Investment shares	5,978	66,622	91,549	49,987	20,897
(2) Investments, at cost	$72,613	$734,565	$1,351,084	$641,394	$464,837

Dec. 31, 2016 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$360,308	$50,684,590	$55,434,097	$451,547	$7,365,103
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,005	73	—	—	2,311
Receivable for share redemptions	316	40,737	45,620	377	5,635
Total assets	361,629	50,725,400	55,479,717	451,924	7,373,049

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	316	39,915	42,152	378	5,553
Contract terminations	—	821	3,468	—	82
Payable for investments purchased	1,005	73	—	—	2,311
Total liabilities	1,321	40,809	45,620	378	7,946
Net assets applicable to contracts in accumulation period	358,859	50,684,482	55,434,086	450,574	7,365,011
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,449	109	11	972	92
Total net assets	$360,308	$50,684,591	$55,434,097	$451,546	$7,365,103
(1) Investment shares	50,676	3,042,292	3,321,396	57,595	1,341,549
(2) Investments, at cost	$357,753	$39,202,345	$37,912,624	$548,872	$9,824,340

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$41,640,692	$56,481,593	$399,326	$7,793,582	$2,237,647
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	962	—	163	6,939	—
Receivable for share redemptions	111,097	46,926	318	5,879	3,675
Total assets	41,752,751	56,528,519	399,807	7,806,400	2,241,322

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	36,298	46,254	318	5,876	1,665
Contract terminations	74,800	672	—	4	2,010
Payable for investments purchased	962	—	163	6,939	—
Total liabilities	112,060	46,926	481	12,819	3,675
Net assets applicable to contracts in accumulation period	41,640,593	56,481,510	398,104	7,793,581	2,237,609
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	98	83	1,222	—	38
Total net assets	$41,640,691	$56,481,593	$399,326	$7,793,581	$2,237,647
(1) Investment shares	3,217,982	4,364,884	40,831	355,061	132,641
(2) Investments, at cost	$37,192,508	$48,925,994	$401,094	$7,399,722	$1,263,620

Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$429,559,071	$649,225,007	$210,345,203	$219,222,868	$89,340,666
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,090	74,313	4,310	57	—
Receivable for share redemptions	969,182	627,130	177,107	370,723	76,494
Total assets	430,529,343	649,926,450	210,526,620	219,593,648	89,417,160

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	362,042	507,476	169,244	166,826	76,201
Contract terminations	607,141	119,654	7,863	203,897	293
Payable for investments purchased	1,090	74,313	4,310	57	—
Total liabilities	970,273	701,443	181,417	370,780	76,494
Net assets applicable to contracts in accumulation period	429,389,574	649,224,996	210,301,918	219,222,857	89,149,317
Net assets applicable to contracts in payment period	169,428	—	43,217	—	191,307
Net assets applicable to seed money	68	11	68	11	42
Total net assets	$429,559,070	$649,225,007	$210,345,203	$219,222,868	$89,340,666
(1) Investment shares	28,829,468	43,513,740	13,321,419	13,866,089	6,432,013
(2) Investments, at cost	$346,838,478	$466,293,206	$165,303,235	$152,452,178	$74,821,104

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$125,661,966	$53,833	$94,507	$5,677,469	$973,839
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	114	—	—	—	—
Receivable for share redemptions	196,935	55	87	17,003	1,016
Total assets	125,859,015	53,888	94,594	5,694,472	974,855

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	99,720	56	86	4,124	744
Contract terminations	97,215	—	—	12,880	271
Payable for investments purchased	114	—	—	—	—
Total liabilities	197,049	56	86	17,004	1,015
Net assets applicable to contracts in accumulation period	125,661,943	52,421	93,130	5,677,441	966,022
Net assets applicable to contracts in payment period	—	—	—	—	7,514
Net assets applicable to seed money	23	1,411	1,378	27	304
Total net assets	$125,661,966	$53,832	$94,508	$5,677,468	$973,840
(1) Investment shares	9,027,440	5,373	9,753	219,123	43,263
(2) Investments, at cost	$96,852,401	$53,545	$96,642	$3,055,994	$664,353

Dec. 31, 2016 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$2,965,516	$9,709,635	$16,317,925	$1,979,013	$2,051,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	8,341	241	30	—
Receivable for share redemptions	2,429	7,106	16,283	1,384	2,029
Total assets	2,967,945	9,725,082	16,334,449	1,980,427	2,053,446

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,378	7,106	11,925	1,353	1,525
Contract terminations	51	—	4,358	31	504
Payable for investments purchased	—	8,341	241	30	—
Total liabilities	2,429	15,447	16,524	1,414	2,029
Net assets applicable to contracts in accumulation period	2,964,611	9,699,157	16,293,820	1,979,013	2,032,907
Net assets applicable to contracts in payment period	—	10,467	24,094	—	18,428
Net assets applicable to seed money	905	11	11	—	82
Total net assets	$2,965,516	$9,709,635	$16,317,925	$1,979,013	$2,051,417
(1) Investment shares	295,370	410,729	615,074	103,289	460,992
(2) Investments, at cost	$2,992,228	$11,357,597	$18,084,721	$1,432,994	$2,155,998

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$2,881,200	$3,027,492	$299,709
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	137	449	—
Receivable for share redemptions	16,068	12,652	408
Total assets	2,897,405	3,040,593	300,117

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,123	2,360	242
Contract terminations	13,944	10,293	166
Payable for investments purchased	137	449	—
Total liabilities	16,204	13,102	408
Net assets applicable to contracts in accumulation period	2,809,028	3,026,381	298,547
Net assets applicable to contracts in payment period	70,720	—	—
Net assets applicable to seed money	1,453	1,110	1,162
Total net assets	$2,881,201	$3,027,491	$299,709
(1) Investment shares	116,790	363,444	41,112
(2) Investments, at cost	$2,333,844	$2,995,709	$321,581

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$1,869	$—	$39,697	$75,525	$50,901
Variable account expenses	3,385	9,888	44,426	64,943	20,499
Investment income (loss) — net	(1,516)	(9,888)	(4,729)	10,582	30,402

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	38,885	333,925	1,414,253	1,807,506	314,755
Cost of investments sold	40,172	269,386	1,051,301	2,128,932	332,314
Net realized gain (loss) on sales of investments	(1,287)	64,539	362,952	(321,426)	(17,559)
Distributions from capital gains	73	—	294,777	—	—
Net change in unrealized appreciation or depreciation of investments	10,075	(79,583)	(185,860)	158,747	733,109
Net gain (loss) on investments	8,861	(15,044)	471,869	(162,679)	715,550
Net increase (decrease) in net assets resulting from operations	$7,345	$(24,932)	$467,140	$(152,097)	$745,952

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$11,433	$69,192	$4,711	$237,562	$48,941
Variable account expenses	10,200	41,918	22,758	138,289	45,573
Investment income (loss) — net	1,233	27,274	(18,047)	99,273	3,368

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	368,199	1,579,385	543,707	3,823,751	3,101,237
Cost of investments sold	326,156	1,260,556	398,490	2,927,814	3,515,996
Net realized gain (loss) on sales of investments	42,043	318,829	145,217	895,937	(414,759)
Distributions from capital gains	—	227,077	99,504	—	—
Net change in unrealized appreciation or depreciation of investments	(137,494)	310,973	(139,838)	1,649,801	481,494
Net gain (loss) on investments	(95,451)	856,879	104,883	2,545,738	66,735
Net increase (decrease) in net assets resulting from operations	$(94,218)	$884,153	$86,836	$2,645,011	$70,103

Year ended Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$20,294	$—	$—	$—	$—
Variable account expenses	11,209	166,554	1,634	13,784	207,152
Investment income (loss) — net	9,085	(166,554)	(1,634)	(13,784)	(207,152)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	415,042	2,193,521	17,876	140,098	3,690,654
Cost of investments sold	367,997	1,680,663	20,602	130,112	2,361,103
Net realized gain (loss) on sales of investments	47,045	512,858	(2,726)	9,986	1,329,551
Distributions from capital gains	30,863	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,104	467,945	18,302	106,706	84,469
Net gain (loss) on investments	82,012	980,803	15,576	116,692	1,414,020
Net increase (decrease) in net assets resulting from operations	$91,097	$814,249	$13,942	$102,908	$1,206,868
See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Investment income
Dividend income	$—	$—	$8,619	$9,099	$—
Variable account expenses	947	283,932	3,493	85,541	73,990
Investment income (loss) — net	(947)	(283,932)	5,126	(76,442)	(73,990)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	28,382	5,756,780	55,217	1,896,836	2,050,886
Cost of investments sold	29,622	3,545,487	55,742	1,833,177	2,479,242
Net realized gain (loss) on sales of investments	(1,240)	2,211,293	(525)	63,659	(428,356)
Distributions from capital gains	—	—	—	—	208,538
Net change in unrealized appreciation or depreciation of investments	(984)	1,516,495	22,694	375,242	194,223
Net gain (loss) on investments	(2,224)	3,727,788	22,169	438,901	(25,595)
Net increase (decrease) in net assets resulting from operations	$(3,171)	$3,443,856	$27,295	$362,459	$(99,585)

Year ended Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$1,285	$769,071	$1,126,239	$461,761	$—
Variable account expenses	125,102	126,682	85,249	266,429	42,080
Investment income (loss) — net	(123,817)	642,389	1,040,990	195,332	(42,080)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,776,967	3,015,067	1,956,392	6,251,027	1,401,099
Cost of investments sold	6,776,844	3,024,065	2,269,899	6,314,014	913,936
Net realized gain (loss) on sales of investments	123	(8,998)	(313,507)	(62,987)	487,163
Distributions from capital gains	—	—	475,733	16,882	—
Net change in unrealized appreciation or depreciation of investments	(122)	665,774	(412,264)	865,706	(448,242)
Net gain (loss) on investments	1	656,776	(250,038)	819,601	38,921
Net increase (decrease) in net assets resulting from operations	$(123,816)	$1,299,165	$790,952	$1,014,933	$(3,159)

Year ended Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Investment income
Dividend income	$—	$67,879	$11,608	$—	$—
Variable account expenses	106,060	19,546	6,683	283,397	620,115
Investment income (loss) — net	(106,060)	48,333	4,925	(283,397)	(620,115)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,964,416	351,275	126,352	6,564,092	7,198,342
Cost of investments sold	1,489,305	371,766	124,406	6,444,106	7,129,449
Net realized gain (loss) on sales of investments	475,111	(20,491)	1,946	119,986	68,893
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	812,209	42,856	(10,769)	443,353	1,618,444
Net gain (loss) on investments	1,287,320	22,365	(8,823)	563,339	1,687,337
Net increase (decrease) in net assets resulting from operations	$1,181,260	$70,698	$(3,898)	$279,942	$1,067,222

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$78,179
Variable account expenses	3,961,838	8,028,777	40,445	28,360	54,465
Investment income (loss) — net	(3,961,838)	(8,028,777)	(40,445)	(28,360)	23,714

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,653,590	39,379,494	700,719	945,823	1,139,688
Cost of investments sold	27,153,185	36,662,297	455,594	622,522	1,096,212
Net realized gain (loss) on sales of investments	500,405	2,717,197	245,125	323,301	43,476
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,520,031	23,739,446	(176,562)	72,486	(446,457)
Net gain (loss) on investments	14,020,436	26,456,643	68,563	395,787	(402,981)
Net increase (decrease) in net assets resulting from operations	$10,058,598	$18,427,866	$28,118	$367,427	$(379,267)

Year ended Dec. 31, 2016 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Investment income
Dividend income	$—	$—	$128,291	$—	$15,058
Variable account expenses	8,811	17,785	42,405	7,823	7,201
Investment income (loss) — net	(8,811)	(17,785)	85,886	(7,823)	7,857

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	374,016	447,456	1,098,609	177,352	300,353
Cost of investments sold	274,952	311,130	1,079,833	335,244	317,974
Net realized gain (loss) on sales of investments	99,064	136,326	18,776	(157,892)	(17,621)
Distributions from capital gains	—	—	34,797	—	—
Net change in unrealized appreciation or depreciation of investments	69,808	113,487	(54,237)	257,666	40,905
Net gain (loss) on investments	168,872	249,813	(664)	99,774	23,284
Net increase (decrease) in net assets resulting from operations	$160,061	$232,028	$85,222	$91,951	$31,141

Year ended Dec. 31, 2016 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Investment income
Dividend income	$284,578	$151,958	$122,116	$68,933	$42,127
Variable account expenses	76,999	240,401	69,990	203,752	32,367
Investment income (loss) — net	207,579	(88,443)	52,126	(134,819)	9,760

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,817,608	6,059,850	1,270,959	4,939,849	993,998
Cost of investments sold	1,868,512	5,502,222	1,003,856	4,787,909	973,042
Net realized gain (loss) on sales of investments	(50,904)	557,628	267,103	151,940	20,956
Distributions from capital gains	—	2,150,102	491,823	1,492,432	5,861
Net change in unrealized appreciation or depreciation of investments	465,554	(1,002,086)	285,565	819,988	(288,641)
Net gain (loss) on investments	414,650	1,705,644	1,044,491	2,464,360	(261,824)
Net increase (decrease) in net assets resulting from operations	$622,229	$1,617,201	$1,096,617	$2,329,541	$(252,064)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$63,372	$71,553	$71,274	$197,943	$60,670
Variable account expenses	15,775	53,319	14,745	94,447	69,622
Investment income (loss) — net	47,597	18,234	56,529	103,496	(8,952)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	230,902	1,190,353	288,284	2,029,922	1,857,715
Cost of investments sold	234,424	1,284,785	327,831	1,871,437	1,767,447
Net realized gain (loss) on sales of investments	(3,522)	(94,432)	(39,547)	158,485	90,268
Distributions from capital gains	—	—	—	815,432	1,114,950
Net change in unrealized appreciation or depreciation of investments	58,479	63,660	152,417	348,486	728,176
Net gain (loss) on investments	54,957	(30,772)	112,870	1,322,403	1,933,394
Net increase (decrease) in net assets resulting from operations	$102,554	$(12,538)	$169,399	$1,425,899	$1,924,442

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$—	$111,677	$846	$65,245	$—
Variable account expenses	14,092	75,765	1,213	48,713	24,732
Investment income (loss) — net	(14,092)	35,912	(367)	16,532	(24,732)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	190,090	2,102,116	23,458	1,591,183	890,410
Cost of investments sold	213,699	2,147,917	25,136	1,238,844	633,184
Net realized gain (loss) on sales of investments	(23,609)	(45,801)	(1,678)	352,339	257,226
Distributions from capital gains	1,184	4,511	—	176,022	243,031
Net change in unrealized appreciation or depreciation of investments	66,524	1,001,346	1,257	(57,116)	(455,553)
Net gain (loss) on investments	44,099	960,056	(421)	471,245	44,704
Net increase (decrease) in net assets resulting from operations	$30,007	$995,968	$(788)	$487,777	$19,972

Year ended Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$1,163	$87,215	$16,527	$—	$52,513
Variable account expenses	6,150	61,168	10,365	24,915	42,188
Investment income (loss) — net	(4,987)	26,047	6,162	(24,915)	10,325

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	330,267	2,140,483	240,536	989,933	1,131,092
Cost of investments sold	359,914	1,618,949	178,783	906,400	1,032,386
Net realized gain (loss) on sales of investments	(29,647)	521,534	61,753	83,533	98,706
Distributions from capital gains	—	524,305	—	419,778	—
Net change in unrealized appreciation or depreciation of investments	84,942	(110,273)	83,189	(878,297)	(168,491)
Net gain (loss) on investments	55,295	935,566	144,942	(374,986)	(69,785)
Net increase (decrease) in net assets resulting from operations	$50,308	$961,613	$151,104	$(399,901)	$(59,460)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Investment income
Dividend income	$—	$—	$4,222	$22,100	$2,076
Variable account expenses	5,105	9,632	7,238	8,922	1,962
Investment income (loss) — net	(5,105)	(9,632)	(3,016)	13,178	114

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	155,102	418,393	434,750	134,445	89,924
Cost of investments sold	138,376	393,000	609,478	135,470	95,442
Net realized gain (loss) on sales of investments	16,726	25,393	(174,728)	(1,025)	(5,518)
Distributions from capital gains	69,071	50,705	—	—	3,973
Net change in unrealized appreciation or depreciation of investments	(69,698)	(108,755)	143,644	(4,595)	3,742
Net gain (loss) on investments	16,099	(32,657)	(31,084)	(5,620)	2,197
Net increase (decrease) in net assets resulting from operations	$10,994	$(42,289)	$(34,100)	$7,558	$2,311

Year ended Dec. 31, 2016 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$687	$14,178	$63,964	$1,334	$13,990
Variable account expenses	5,965	34,167	11,834	4,879	32,955
Investment income (loss) — net	(5,278)	(19,989)	52,130	(3,545)	(18,965)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	138,627	1,046,934	351,379	53,530	1,027,654
Cost of investments sold	96,612	923,378	516,297	55,941	1,127,602
Net realized gain (loss) on sales of investments	42,015	123,556	(164,918)	(2,411)	(99,948)
Distributions from capital gains	26,535	236,752	44,340	1,833	423,254
Net change in unrealized appreciation or depreciation of investments	27,041	(374,926)	(70,557)	14,042	(137,005)
Net gain (loss) on investments	95,591	(14,618)	(191,135)	13,464	186,301
Net increase (decrease) in net assets resulting from operations	$90,313	$(34,607)	$(139,005)	$9,919	$167,336

Year ended Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$237,647	$33,914	$—	$—
Variable account expenses	13,399	62,605	22,333	12,643	1,085
Investment income (loss) — net	(13,399)	175,042	11,581	(12,643)	(1,085)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	437,107	1,890,517	764,392	391,342	55,582
Cost of investments sold	472,211	1,895,138	665,235	486,672	56,107
Net realized gain (loss) on sales of investments	(35,104)	(4,621)	99,157	(95,330)	(525)
Distributions from capital gains	77,103	150,936	—	65,798	774
Net change in unrealized appreciation or depreciation of investments	69,781	342,615	(45,764)	(103,285)	828
Net gain (loss) on investments	111,780	488,930	53,393	(132,817)	1,077
Net increase (decrease) in net assets resulting from operations	$98,381	$663,972	$64,974	$(145,460)	$(8)

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$7,320	$40,165	$860,828	$7,946	$173,766
Variable account expenses	11,205	50,041	172,580	30,769	69,688
Investment income (loss) — net	(3,885)	(9,876)	688,248	(22,823)	104,078

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	371,498	996,010	4,629,104	657,870	2,542,159
Cost of investments sold	348,490	952,538	4,885,322	633,817	2,853,173
Net realized gain (loss) on sales of investments	23,008	43,472	(256,218)	24,053	(311,014)
Distributions from capital gains	6,191	356,113	—	122,327	—
Net change in unrealized appreciation or depreciation of investments	(56,036)	(455,096)	537,951	403,984	1,045,254
Net gain (loss) on investments	(26,837)	(55,511)	281,733	550,364	734,240
Net increase (decrease) in net assets resulting from operations	$(30,722)	$(65,387)	$969,981	$527,541	$838,318

Year ended Dec. 31, 2016 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB
Investment income
Dividend income	$2,070	$12,873	$—	$24,599	$4,773
Variable account expenses	1,042	6,857	14,438	5,723	5,592
Investment income (loss) — net	1,028	6,016	(14,438)	18,876	(819)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	52,502	142,110	442,421	240,855	135,890
Cost of investments sold	53,779	146,838	390,738	260,563	96,551
Net realized gain (loss) on sales of investments	(1,277)	(4,728)	51,683	(19,708)	39,339
Distributions from capital gains	—	—	207,567	—	66,103
Net change in unrealized appreciation or depreciation of investments	3,065	3,057	(472,268)	(38,120)	(61,776)
Net gain (loss) on investments	1,788	(1,671)	(213,018)	(57,828)	43,666
Net increase (decrease) in net assets resulting from operations	$2,816	$4,345	$(227,456)	$(38,952)	$42,847

Year ended Dec. 31, 2016 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$1,473	$—	$—	$27,442	$—
Variable account expenses	4,163	486,010	552,727	4,809	73,070
Investment income (loss) — net	(2,690)	(486,010)	(552,727)	22,633	(73,070)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	170,527	8,721,323	14,379,891	134,929	2,188,792
Cost of investments sold	129,262	6,872,118	10,139,819	154,589	3,018,396
Net realized gain (loss) on sales of investments	41,265	1,849,205	4,240,072	(19,660)	(829,604)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	75,231	991,308	(908,805)	(57,485)	1,502,828
Net gain (loss) on investments	116,496	2,840,513	3,331,267	(77,145)	673,224
Net increase (decrease) in net assets resulting from operations	$113,806	$2,354,503	$2,778,540	$(54,512)	$600,154

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1(1)	VP MFS Blended Res Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$5,001	$—	$—
Variable account expenses	427,297	557,131	2,573	51,974	21,387
Investment income (loss) — net	(427,297)	(557,131)	2,428	(51,974)	(21,387)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,239,100	11,593,966	26,841	1,404,039	604,028
Cost of investments sold	5,474,483	9,933,415	27,337	1,322,053	361,939
Net realized gain (loss) on sales of investments	764,617	1,660,551	(496)	81,986	242,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	584,218	241,470	5,954	393,860	(28,870)
Net gain (loss) on investments	1,348,835	1,902,021	5,458	475,846	213,219
Net increase (decrease) in net assets resulting from operations	$921,538	$1,344,890	$7,886	$423,872	$191,832

(1) For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,375,176	6,480,012	2,093,218	2,161,724	955,116
Investment income (loss) — net	(4,375,176)	(6,480,012)	(2,093,218)	(2,161,724)	(955,116)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,612,994	104,271,590	30,890,551	49,455,646	16,193,385
Cost of investments sold	35,237,423	76,220,919	24,783,419	35,048,652	13,790,836
Net realized gain (loss) on sales of investments	7,375,571	28,050,671	6,107,132	14,406,994	2,402,549
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,712,794	2,974,001	4,890,705	(2,722,518)	1,114,831
Net gain (loss) on investments	19,088,365	31,024,672	10,997,837	11,684,476	3,517,380
Net increase (decrease) in net assets resulting from operations	$14,713,189	$24,544,660	$8,904,619	$9,522,752	$2,562,264

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$—	$1,425	$2,262	$—	$—
Variable account expenses	1,301,985	663	916	48,481	7,720
Investment income (loss) — net	(1,301,985)	762	1,346	(48,481)	(7,720)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,268,057	3,867	6,924	1,514,897	143,563
Cost of investments sold	22,654,499	3,691	6,750	947,132	101,357
Net realized gain (loss) on sales of investments	6,613,558	176	174	567,765	42,206
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,085,703)	2,940	1,525	701,238	113,461
Net gain (loss) on investments	5,527,855	3,116	1,699	1,269,003	155,667
Net increase (decrease) in net assets resulting from operations	$4,225,870	$3,878	$3,045	$1,220,522	$147,947

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$16,182	$122,504	$—	$18,469	$62,262
Variable account expenses	23,438	98,000	144,660	17,238	20,005
Investment income (loss) — net	(7,256)	24,504	(144,660)	1,231	42,257

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	209,658	2,858,143	4,190,358	608,767	621,617
Cost of investments sold	210,588	3,158,510	4,746,774	440,731	668,321
Net realized gain (loss) on sales of investments	(930)	(300,367)	(556,416)	168,036	(46,704)
Distributions from capital gains	9,363	897,844	4,519,997	56,352	168,516
Net change in unrealized appreciation or depreciation of investments	(11,759)	(840,514)	(1,940,987)	(93,097)	(126,239)
Net gain (loss) on investments	(3,326)	(243,037)	2,022,594	131,291	(4,427)
Net increase (decrease) in net assets resulting from operations	$(10,582)	$(218,533)	$1,877,934	$132,522	$37,830

Year ended Dec. 31, 2016 (continued)			WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income			$59,719	$—	$16,882
Variable account expenses			26,492	27,738	2,912
Investment income (loss) — net			33,227	(27,738)	13,970

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			1,048,938	595,308	78,441
Cost of investments sold			853,180	617,764	81,163
Net realized gain (loss) on sales of investments			195,758	(22,456)	(2,722)
Distributions from capital gains			296,488	283,942	—
Net change in unrealized appreciation or depreciation of investments			(237,595)	(65,466)	29,756
Net gain (loss) on investments			254,651	196,020	27,034
Net increase (decrease) in net assets resulting from operations			$287,878	$168,282	$41,004

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(1,516)	$(9,888)	$(4,729)	$10,582	$30,402
Net realized gain (loss) on sales of investments	(1,287)	64,539	362,952	(321,426)	(17,559)
Distributions from capital gains	73	—	294,777	—	—
Net change in unrealized appreciation or depreciation of investments	10,075	(79,583)	(185,860)	158,747	733,109
Net increase (decrease) in net assets resulting from operations	7,345	(24,932)	467,140	(152,097)	745,952

Contract transactions
Contract purchase payments	41,225	10,713	41,566	145,025	183,583
Net transfers(1)	(13,379)	(114,343)	(319,756)	(343,929)	810,803
Transfers for policy loans	—	50	6,486	13,283	551
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,081)	—
Contract charges	(102)	(1,274)	(3,593)	(11,005)	(952)
Contract terminations:
Surrender benefits	(9,102)	(160,360)	(828,559)	(1,150,940)	(98,400)
Death benefits	—	(4,592)	(43,727)	(48,226)	(29,146)
Increase (decrease) from contract transactions	18,642	(269,806)	(1,147,583)	(1,397,873)	866,439
Net assets at beginning of year	320,522	1,243,557	5,616,299	8,303,434	1,053,125
Net assets at end of year	$346,509	$948,819	$4,935,856	$6,753,464	$2,665,516

Accumulation unit activity
Units outstanding at beginning of year	297,392	852,628	3,010,654	5,809,118	1,451,084
Contract purchase payments	37,799	7,522	22,046	112,347	219,047
Net transfers(1)	(11,826)	(78,930)	(176,941)	(265,558)	1,119,921
Transfers for policy loans	—	35	3,278	8,850	664
Contract charges	(94)	(891)	(1,897)	(7,433)	(1,109)
Contract terminations:
Surrender benefits	(8,684)	(113,830)	(423,938)	(739,018)	(114,262)
Death benefits	—	(3,439)	(24,959)	(43,051)	(42,924)
Units outstanding at end of year	314,587	663,095	2,408,243	4,875,255	2,632,421

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$1,233	$27,274	$(18,047)	$99,273	$3,368
Net realized gain (loss) on sales of investments	42,043	318,829	145,217	895,937	(414,759)
Distributions from capital gains	—	227,077	99,504	—	—
Net change in unrealized appreciation or depreciation of investments	(137,494)	310,973	(139,838)	1,649,801	481,494
Net increase (decrease) in net assets resulting from operations	(94,218)	884,153	86,836	2,645,011	70,103

Contract transactions
Contract purchase payments	14,673	51,533	10,114	427,481	257,161
Net transfers(1)	(129,332)	(74,809)	229,745	(31,758)	(1,842,668)
Transfers for policy loans	3,103	846	181	10,240	377
Adjustments to net assets allocated to contracts in payment period	(166)	—	—	(1,689)	—
Contract charges	(675)	(2,673)	(2,116)	(7,443)	(2,629)
Contract terminations:
Surrender benefits	(194,611)	(861,984)	(342,884)	(2,382,051)	(709,763)
Death benefits	(9,741)	(5,013)	(8,533)	(322,180)	(31,179)
Increase (decrease) from contract transactions	(316,749)	(892,100)	(113,493)	(2,307,400)	(2,328,701)
Net assets at beginning of year	1,476,249	4,590,894	2,443,829	15,370,074	6,239,628
Net assets at end of year	$1,065,282	$4,582,947	$2,417,172	$15,707,685	$3,981,030

Accumulation unit activity
Units outstanding at beginning of year	893,555	2,380,362	1,268,591	7,631,098	5,408,290
Contract purchase payments	9,119	23,987	5,310	193,398	221,418
Net transfers(1)	(82,570)	(30,151)	116,521	(30,361)	(1,621,933)
Transfers for policy loans	2,016	395	93	4,104	324
Contract charges	(430)	(1,324)	(1,082)	(3,447)	(2,281)
Contract terminations:
Surrender benefits	(129,542)	(416,881)	(177,944)	(1,078,195)	(615,074)
Death benefits	(6,656)	(2,578)	(4,100)	(136,065)	(28,258)
Units outstanding at end of year	685,492	1,953,810	1,207,389	6,580,532	3,362,486

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$9,085	$(166,554)	$(1,634)	$(13,784)	$(207,152)
Net realized gain (loss) on sales of investments	47,045	512,858	(2,726)	9,986	1,329,551
Distributions from capital gains	30,863	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,104	467,945	18,302	106,706	84,469
Net increase (decrease) in net assets resulting from operations	91,097	814,249	13,942	102,908	1,206,868

Contract transactions
Contract purchase payments	12,502	1,630,125	103,690	266,797	184,431
Net transfers(1)	(64,190)	3,468,131	87,256	413,975	(922,288)
Transfers for policy loans	1,175	5,983	—	(749)	25,776
Adjustments to net assets allocated to contracts in payment period	—	55,191	—	—	14,769
Contract charges	(796)	(9,058)	(33)	(332)	(28,671)
Contract terminations:
Surrender benefits	(327,432)	(1,545,446)	(811)	(78,163)	(2,109,731)
Death benefits	(283)	(113,503)	—	—	(126,089)
Increase (decrease) from contract transactions	(379,024)	3,491,423	190,102	601,528	(2,961,803)
Net assets at beginning of year	1,401,436	13,911,991	56,769	1,026,554	20,572,011
Net assets at end of year	$1,113,509	$18,217,663	$260,813	$1,730,990	$18,817,076

Accumulation unit activity
Units outstanding at beginning of year	962,014	7,198,587	101,542	745,457	11,735,373
Contract purchase payments	8,398	899,480	175,520	193,221	110,466
Net transfers(1)	(40,362)	1,945,502	153,492	288,244	(626,789)
Transfers for policy loans	784	1,018	—	(502)	11,290
Contract charges	(524)	(4,776)	(60)	(235)	(17,413)
Contract terminations:
Surrender benefits	(212,830)	(806,934)	(1,415)	(54,245)	(1,302,356)
Death benefits	(186)	(55,168)	—	—	(63,902)
Units outstanding at end of year	717,294	9,177,709	429,079	1,171,940	9,846,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(947)	$(283,932)	$5,126	$(76,442)	$(73,990)
Net realized gain (loss) on sales of investments	(1,240)	2,211,293	(525)	63,659	(428,356)
Distributions from capital gains	—	—	—	—	208,538
Net change in unrealized appreciation or depreciation of investments	(984)	1,516,495	22,694	375,242	194,223
Net increase (decrease) in net assets resulting from operations	(3,171)	3,443,856	27,295	362,459	(99,585)

Contract transactions
Contract purchase payments	1,892	360,149	50,868	123,154	51,214
Net transfers(1)	(7,830)	(885,011)	110,617	(214,076)	(531,819)
Transfers for policy loans	—	33,499	—	26,247	3,280
Adjustments to net assets allocated to contracts in payment period	—	(25,438)	—	(2,258)	(1,082)
Contract charges	(25)	(24,006)	(173)	(11,481)	(12,617)
Contract terminations:
Surrender benefits	(9,494)	(3,546,361)	(6,834)	(948,620)	(1,073,558)
Death benefits	—	(331,758)	(13,019)	(24,037)	(136,312)
Increase (decrease) from contract transactions	(15,457)	(4,418,926)	141,459	(1,051,071)	(1,700,894)
Net assets at beginning of year	93,728	30,244,850	295,720	8,778,195	8,499,137
Net assets at end of year	$75,100	$29,269,780	$464,474	$8,089,583	$6,698,658

Accumulation unit activity
Units outstanding at beginning of year	103,818	14,184,617	332,196	4,708,793	5,683,201
Contract purchase payments	2,117	156,860	53,045	70,498	33,468
Net transfers(1)	(8,996)	(394,503)	111,570	(22,151)	(332,620)
Transfers for policy loans	—	13,940	—	14,421	2,005
Contract charges	(29)	(11,420)	(180)	(5,655)	(8,352)
Contract terminations:
Surrender benefits	(10,557)	(1,555,815)	(7,093)	(449,393)	(657,097)
Death benefits	—	(178,477)	(14,934)	(11,511)	(90,759)
Units outstanding at end of year	86,353	12,215,202	474,604	4,305,002	4,629,846

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(123,817)	$642,389	$1,040,990	$195,332	$(42,080)
Net realized gain (loss) on sales of investments	123	(8,998)	(313,507)	(62,987)	487,163
Distributions from capital gains	—	—	475,733	16,882	—
Net change in unrealized appreciation or depreciation of investments	(122)	665,774	(412,264)	865,706	(448,242)
Net increase (decrease) in net assets resulting from operations	(123,816)	1,299,165	790,952	1,014,933	(3,159)

Contract transactions
Contract purchase payments	326,833	93,329	72,637	228,594	48,414
Net transfers(1)	217,554	(455,377)	4,013,381	(111,782)	(717,717)
Transfers for policy loans	(10,960)	9,826	5,475	9,706	8,687
Adjustments to net assets allocated to contracts in payment period	(1,387)	(7,238)	(1,770)	(21,118)	(6)
Contract charges	(14,423)	(8,116)	(15,882)	(40,178)	(5,022)
Contract terminations:
Surrender benefits	(2,354,956)	(1,746,318)	(1,243,603)	(3,412,781)	(477,326)
Death benefits	(117,090)	(162,178)	(110,042)	(505,363)	(6,647)
Increase (decrease) from contract transactions	(1,954,429)	(2,276,072)	2,720,196	(3,852,922)	(1,149,617)
Net assets at beginning of year	13,886,712	13,457,108	6,584,485	28,925,442	5,446,500
Net assets at end of year	$11,808,467	$12,480,201	$10,095,633	$26,087,453	$4,293,724

Accumulation unit activity
Units outstanding at beginning of year	13,089,843	6,050,770	3,717,630	17,809,440	4,927,374
Contract purchase payments	317,027	43,372	39,129	136,473	46,068
Net transfers(1)	151,916	(204,253)	2,199,894	(43,779)	(694,327)
Transfers for policy loans	(11,800)	4,214	2,852	5,439	8,950
Contract charges	(13,933)	(3,476)	(8,412)	(24,352)	(4,617)
Contract terminations:
Surrender benefits	(2,235,974)	(729,504)	(660,021)	(1,971,675)	(463,167)
Death benefits	(104,717)	(75,461)	(62,071)	(323,921)	(5,427)
Units outstanding at end of year	11,192,362	5,085,662	5,229,001	15,587,625	3,814,854

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(106,060)	$48,333	$4,925	$(283,397)	$(620,115)
Net realized gain (loss) on sales of investments	475,111	(20,491)	1,946	119,986	68,893
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	812,209	42,856	(10,769)	443,353	1,618,444
Net increase (decrease) in net assets resulting from operations	1,181,260	70,698	(3,898)	279,942	1,067,222

Contract transactions
Contract purchase payments	1,079,275	252,976	40,390	4,896,935	16,108,595
Net transfers(1)	2,742,953	732,332	322,353	12,057,412	6,410,622
Transfers for policy loans	(1,673)	—	110	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,861)	(858)	(168)	(254,289)	(546,511)
Contract terminations:
Surrender benefits	(1,129,440)	(176,295)	(46,715)	(1,148,383)	(2,931,121)
Death benefits	(380,059)	(7,563)	—	(212,014)	(1,112,910)
Increase (decrease) from contract transactions	2,306,195	800,592	315,970	15,339,661	17,928,675
Net assets at beginning of year	10,222,357	1,603,476	490,147	17,006,910	48,851,529
Net assets at end of year	$13,709,812	$2,474,766	$802,219	$32,626,513	$67,847,426

Accumulation unit activity
Units outstanding at beginning of year	6,083,927	1,573,325	498,829	16,693,841	46,715,061
Contract purchase payments	601,088	237,588	39,007	4,714,273	15,203,499
Net transfers(1)	1,510,458	702,547	309,887	11,520,595	6,006,792
Transfers for policy loans	(1,699)	—	106	—	—
Contract charges	(2,873)	(822)	(164)	(243,395)	(514,550)
Contract terminations:
Surrender benefits	(638,421)	(176,700)	(45,424)	(1,098,986)	(2,845,946)
Death benefits	(190,759)	(7,346)	—	(200,956)	(1,043,730)
Units outstanding at end of year	7,361,721	2,328,592	802,241	31,385,372	63,521,126

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Operations
Investment income (loss) — net	$(3,961,838)	$(8,028,777)	$(40,445)	$(28,360)	$23,714
Net realized gain (loss) on sales of investments	500,405	2,717,197	245,125	323,301	43,476
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,520,031	23,739,446	(176,562)	72,486	(446,457)
Net increase (decrease) in net assets resulting from operations	10,058,598	18,427,866	28,118	367,427	(379,267)

Contract transactions
Contract purchase payments	58,448,762	96,462,027	41,528	43,067	82,097
Net transfers(1)	2,445,512	5,580,145	(155,589)	(431,593)	1,237,285
Transfers for policy loans	11,201	(32,988)	7,372	(8,894)	1,364
Adjustments to net assets allocated to contracts in payment period	—	—	(4,677)	—	2,468
Contract charges	(4,120,628)	(8,503,878)	(2,079)	(2,635)	(3,434)
Contract terminations:
Surrender benefits	(13,320,878)	(15,291,492)	(389,743)	(414,344)	(669,035)
Death benefits	(1,114,194)	(5,043,117)	(1,806)	(29,399)	(15,228)
Increase (decrease) from contract transactions	42,349,775	73,170,697	(504,994)	(843,798)	635,517
Net assets at beginning of year	372,347,176	726,496,032	3,937,634	3,389,361	4,781,596
Net assets at end of year	$424,755,549	$818,094,595	$3,460,758	$2,912,990	$5,037,846

Accumulation unit activity
Units outstanding at beginning of year	343,123,493	647,141,433	2,309,307	1,743,271	3,360,974
Contract purchase payments	52,703,735	85,345,708	24,574	22,571	67,076
Net transfers(1)	2,400,240	5,099,778	(88,383)	(212,397)	1,016,954
Transfers for policy loans	10,237	(29,769)	4,640	(3,817)	(1,589)
Contract charges	(3,768,257)	(7,476,504)	(1,228)	(1,317)	(2,740)
Contract terminations:
Surrender benefits	(12,506,341)	(13,739,395)	(224,429)	(200,840)	(536,048)
Death benefits	(1,019,010)	(4,457,781)	(986)	(15,055)	(12,353)
Units outstanding at end of year	380,944,097	711,883,470	2,023,495	1,332,416	3,892,274

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(8,811)	$(17,785)	$85,886	$(7,823)	$7,857
Net realized gain (loss) on sales of investments	99,064	136,326	18,776	(157,892)	(17,621)
Distributions from capital gains	—	—	34,797	—	—
Net change in unrealized appreciation or depreciation of investments	69,808	113,487	(54,237)	257,666	40,905
Net increase (decrease) in net assets resulting from operations	160,061	232,028	85,222	91,951	31,141

Contract transactions
Contract purchase payments	7,858	16,534	51,462	23,939	45,501
Net transfers(1)	(114,144)	(187,989)	(118,557)	29,501	(32,325)
Transfers for policy loans	701	1,116	4,324	1,315	687
Adjustments to net assets allocated to contracts in payment period	—	(1,039)	(6,298)	—	—
Contract charges	(437)	(1,377)	(3,432)	(777)	(278)
Contract terminations:
Surrender benefits	(104,705)	(181,856)	(530,469)	(103,963)	(62,430)
Death benefits	(56,558)	(6,058)	(78,053)	(1,546)	(98,540)
Increase (decrease) from contract transactions	(267,285)	(360,669)	(681,023)	(51,531)	(147,385)
Net assets at beginning of year	1,074,073	2,198,200	5,092,428	855,693	777,578
Net assets at end of year	$966,849	$2,069,559	$4,496,627	$896,113	$661,334

Accumulation unit activity
Units outstanding at beginning of year	613,334	988,124	4,002,048	1,832,512	824,781
Contract purchase payments	4,516	7,062	39,186	48,892	46,983
Net transfers(1)	(63,184)	(84,716)	(103,084)	59,510	(31,041)
Transfers for policy loans	404	128	3,138	2,720	701
Contract charges	(247)	(606)	(2,698)	(1,567)	(286)
Contract terminations:
Surrender benefits	(56,454)	(81,111)	(398,905)	(211,771)	(63,161)
Death benefits	(30,097)	(2,612)	(59,999)	(3,189)	(102,425)
Units outstanding at end of year	468,272	826,269	3,479,686	1,727,107	675,552

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$207,579	$(88,443)	$52,126	$(134,819)	$9,760
Net realized gain (loss) on sales of investments	(50,904)	557,628	267,103	151,940	20,956
Distributions from capital gains	—	2,150,102	491,823	1,492,432	5,861
Net change in unrealized appreciation or depreciation of investments	465,554	(1,002,086)	285,565	819,988	(288,641)
Net increase (decrease) in net assets resulting from operations	622,229	1,617,201	1,096,617	2,329,541	(252,064)

Contract transactions
Contract purchase payments	70,478	1,215,707	61,367	818,646	55,576
Net transfers(1)	(30,864)	(1,037,298)	(35,616)	(1,102,292)	(227,984)
Transfers for policy loans	1,516	3,882	(19,689)	(36,480)	(4,952)
Adjustments to net assets allocated to contracts in payment period	(582)	(9,612)	(5,247)	(1,978)	(227)
Contract charges	(8,410)	(15,650)	(5,126)	(20,152)	(2,414)
Contract terminations:
Surrender benefits	(1,081,824)	(3,255,142)	(828,110)	(2,854,980)	(535,759)
Death benefits	(247,895)	(292,488)	(47,378)	(124,474)	(8,202)
Increase (decrease) from contract transactions	(1,297,581)	(3,390,601)	(879,799)	(3,321,710)	(723,962)
Net assets at beginning of year	8,549,736	27,019,111	8,171,996	24,031,431	4,237,478
Net assets at end of year	$7,874,384	$25,245,711	$8,388,814	$23,039,262	$3,261,452

Accumulation unit activity
Units outstanding at beginning of year	6,827,801	15,535,718	4,191,395	8,650,626	2,704,901
Contract purchase payments	54,437	703,796	31,024	373,797	39,650
Net transfers(1)	(34,312)	(574,621)	(24,174)	(376,600)	(152,001)
Transfers for policy loans	1,183	2,374	(9,720)	(13,146)	(3,194)
Contract charges	(6,459)	(8,992)	(2,586)	(7,048)	(1,653)
Contract terminations:
Surrender benefits	(828,312)	(1,878,399)	(410,753)	(949,941)	(346,962)
Death benefits	(190,305)	(172,806)	(24,803)	(46,348)	(5,812)
Units outstanding at end of year	5,824,033	13,607,070	3,750,383	7,631,340	2,234,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$47,597	$18,234	$56,529	$103,496	$(8,952)
Net realized gain (loss) on sales of investments	(3,522)	(94,432)	(39,547)	158,485	90,268
Distributions from capital gains	—	—	—	815,432	1,114,950
Net change in unrealized appreciation or depreciation of investments	58,479	63,660	152,417	348,486	728,176
Net increase (decrease) in net assets resulting from operations	102,554	(12,538)	169,399	1,425,899	1,924,442

Contract transactions
Contract purchase payments	205,955	72,511	99,992	531,918	440,028
Net transfers(1)	299,976	(165,719)	(73,389)	(462,556)	(443,302)
Transfers for policy loans	649	2,159	—	(5,779)	(3,851)
Adjustments to net assets allocated to contracts in payment period	—	(889)	—	—	—
Contract charges	(519)	(5,020)	(422)	(5,748)	(3,810)
Contract terminations:
Surrender benefits	(102,208)	(681,442)	(76,685)	(997,610)	(1,031,369)
Death benefits	—	(67,155)	—	(54,241)	(33,069)
Increase (decrease) from contract transactions	403,853	(845,555)	(50,504)	(994,016)	(1,075,373)
Net assets at beginning of year	1,381,418	6,436,947	1,522,983	10,105,544	7,393,301
Net assets at end of year	$1,887,825	$5,578,854	$1,641,878	$10,537,427	$8,242,370

Accumulation unit activity
Units outstanding at beginning of year	1,411,759	3,632,848	1,493,033	5,899,862	3,132,088
Contract purchase payments	203,352	39,805	91,332	317,275	184,876
Net transfers(1)	288,313	(101,702)	(86,069)	(282,012)	(202,242)
Transfers for policy loans	630	1,119	—	(2,321)	(886)
Contract charges	(506)	(2,785)	(402)	(3,291)	(1,374)
Contract terminations:
Surrender benefits	(98,388)	(325,256)	(70,584)	(528,534)	(396,704)
Death benefits	—	(41,566)	—	(31,599)	(13,590)
Units outstanding at end of year	1,805,160	3,202,463	1,427,310	5,369,380	2,702,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(14,092)	$35,912	$(367)	$16,532	$(24,732)
Net realized gain (loss) on sales of investments	(23,609)	(45,801)	(1,678)	352,339	257,226
Distributions from capital gains	1,184	4,511	—	176,022	243,031
Net change in unrealized appreciation or depreciation of investments	66,524	1,001,346	1,257	(57,116)	(455,553)
Net increase (decrease) in net assets resulting from operations	30,007	995,968	(788)	487,777	19,972

Contract transactions
Contract purchase payments	121,425	61,946	8,726	41,300	6,815
Net transfers(1)	3,024	(720,072)	13,504	(512,022)	(125,394)
Transfers for policy loans	—	3,462	—	(1,560)	1,177
Adjustments to net assets allocated to contracts in payment period	—	(3,114)	—	(691)	(502)
Contract charges	(657)	(9,675)	(39)	(11,855)	(12,017)
Contract terminations:
Surrender benefits	(45,177)	(1,216,852)	(2,400)	(945,961)	(655,599)
Death benefits	—	(8,364)	—	(7,110)	(4,329)
Increase (decrease) from contract transactions	78,615	(1,892,669)	19,791	(1,437,899)	(789,849)
Net assets at beginning of year	1,339,937	9,502,725	99,680	6,078,535	3,147,228
Net assets at end of year	$1,448,559	$8,606,024	$118,683	$5,128,413	$2,377,351

Accumulation unit activity
Units outstanding at beginning of year	1,432,225	2,678,127	108,509	3,667,467	2,108,843
Contract purchase payments	133,607	16,567	9,645	24,682	4,661
Net transfers(1)	3,812	(200,203)	15,084	(303,968)	(83,650)
Transfers for policy loans	—	1,011	—	(900)	807
Contract charges	(722)	(2,640)	(43)	(6,581)	(7,966)
Contract terminations:
Surrender benefits	(49,018)	(335,645)	(2,699)	(559,959)	(443,925)
Death benefits	—	(2,352)	—	(4,618)	(3,167)
Units outstanding at end of year	1,519,904	2,154,865	130,496	2,816,123	1,575,603

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(4,987)	$26,047	$6,162	$(24,915)	$10,325
Net realized gain (loss) on sales of investments	(29,647)	521,534	61,753	83,533	98,706
Distributions from capital gains	—	524,305	—	419,778	—
Net change in unrealized appreciation or depreciation of investments	84,942	(110,273)	83,189	(878,297)	(168,491)
Net increase (decrease) in net assets resulting from operations	50,308	961,613	151,104	(399,901)	(59,460)

Contract transactions
Contract purchase payments	94,383	61,659	19,146	34,485	56,281
Net transfers(1)	198,911	(680,546)	395,604	(160,087)	27,708
Transfers for policy loans	(3,736)	(3,715)	292	1,320	1,166
Adjustments to net assets allocated to contracts in payment period	—	—	—	23,276	35,386
Contract charges	(107)	(20,950)	(551)	(2,164)	(4,578)
Contract terminations:
Surrender benefits	(28,732)	(1,163,868)	(120,526)	(466,037)	(539,731)
Death benefits	(191,425)	(24,781)	(5,311)	(93,876)	(84,371)
Increase (decrease) from contract transactions	69,294	(1,832,201)	288,654	(663,083)	(508,139)
Net assets at beginning of year	552,356	7,437,941	939,934	3,376,631	4,847,493
Net assets at end of year	$671,958	$6,567,353	$1,379,692	$2,313,647	$4,279,894

Accumulation unit activity
Units outstanding at beginning of year	568,223	4,437,002	592,798	1,512,824	3,147,139
Contract purchase payments	89,964	37,146	11,099	17,203	37,059
Net transfers(1)	187,648	(393,702)	234,563	(77,417)	25,930
Transfers for policy loans	(3,974)	(2,480)	177	667	651
Contract charges	(102)	(11,729)	(325)	(1,077)	(3,081)
Contract terminations:
Surrender benefits	(28,154)	(664,672)	(71,393)	(233,265)	(345,759)
Death benefits	(188,411)	(15,347)	(3,169)	(46,751)	(59,837)
Units outstanding at end of year	625,194	3,386,218	763,750	1,172,184	2,802,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(5,105)	$(9,632)	$(3,016)	$13,178	$114
Net realized gain (loss) on sales of investments	16,726	25,393	(174,728)	(1,025)	(5,518)
Distributions from capital gains	69,071	50,705	—	—	3,973
Net change in unrealized appreciation or depreciation of investments	(69,698)	(108,755)	143,644	(4,595)	3,742
Net increase (decrease) in net assets resulting from operations	10,994	(42,289)	(34,100)	7,558	2,311

Contract transactions
Contract purchase payments	4,607	10,081	19,474	63,033	99,736
Net transfers(1)	259,164	(68,234)	(283,672)	150,856	(19,303)
Transfers for policy loans	2,738	(3,692)	(2,426)	4,300	(278)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(373)	(2,416)	(411)	(220)	(212)
Contract terminations:
Surrender benefits	(72,743)	(295,294)	(68,260)	(67,976)	(63,284)
Death benefits	(614)	(335)	(18,564)	—	—
Increase (decrease) from contract transactions	192,779	(359,890)	(353,859)	149,993	16,659
Net assets at beginning of year	448,990	1,433,933	955,211	773,378	166,175
Net assets at end of year	$652,763	$1,031,754	$567,252	$930,929	$185,145

Accumulation unit activity
Units outstanding at beginning of year	314,593	1,017,754	933,531	765,770	142,164
Contract purchase payments	3,300	8,065	19,880	61,527	83,307
Net transfers(1)	189,827	(48,476)	(287,414)	145,962	(16,253)
Transfers for policy loans	1,942	(2,740)	(2,499)	4,129	(229)
Contract charges	(264)	(1,699)	(417)	(212)	(190)
Contract terminations:
Surrender benefits	(51,186)	(214,486)	(68,983)	(65,614)	(52,678)
Death benefits	(437)	(253)	(19,166)	—	—
Units outstanding at end of year	457,775	758,165	574,932	911,562	156,121

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(5,278)	$(19,989)	$52,130	$(3,545)	$(18,965)
Net realized gain (loss) on sales of investments	42,015	123,556	(164,918)	(2,411)	(99,948)
Distributions from capital gains	26,535	236,752	44,340	1,833	423,254
Net change in unrealized appreciation or depreciation of investments	27,041	(374,926)	(70,557)	14,042	(137,005)
Net increase (decrease) in net assets resulting from operations	90,313	(34,607)	(139,005)	9,919	167,336

Contract transactions
Contract purchase payments	3,376	198,990	21,335	16,204	60,993
Net transfers(1)	(7,684)	(472,311)	(120,034)	60,215	(262,627)
Transfers for policy loans	1,024	1,077	2,666	—	(6,877)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(222)	(7,496)	(778)	(336)	(2,080)
Contract terminations:
Surrender benefits	(84,100)	(407,603)	(199,377)	(4,048)	(530,019)
Death benefits	(495)	(19,877)	(11,011)	—	(41,310)
Increase (decrease) from contract transactions	(88,101)	(707,220)	(307,199)	72,035	(781,920)
Net assets at beginning of year	743,833	4,185,843	1,733,007	452,064	4,012,639
Net assets at end of year	$746,045	$3,444,016	$1,286,803	$534,018	$3,398,055

Accumulation unit activity
Units outstanding at beginning of year	792,521	2,641,125	1,319,387	400,658	4,106,783
Contract purchase payments	3,396	124,806	17,499	14,238	61,656
Net transfers(1)	(9,623)	(300,555)	(101,481)	51,838	(263,999)
Transfers for policy loans	1,192	687	2,234	—	(7,094)
Contract charges	(236)	(4,819)	(658)	(294)	(2,071)
Contract terminations:
Surrender benefits	(84,315)	(262,156)	(170,324)	(3,602)	(538,430)
Death benefits	(465)	(12,979)	(9,109)	—	(41,786)
Units outstanding at end of year	702,470	2,186,109	1,057,548	462,838	3,315,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(13,399)	$175,042	$11,581	$(12,643)	$(1,085)
Net realized gain (loss) on sales of investments	(35,104)	(4,621)	99,157	(95,330)	(525)
Distributions from capital gains	77,103	150,936	—	65,798	774
Net change in unrealized appreciation or depreciation of investments	69,781	342,615	(45,764)	(103,285)	828
Net increase (decrease) in net assets resulting from operations	98,381	663,972	64,974	(145,460)	(8)

Contract transactions
Contract purchase payments	23,524	194,307	33,456	70,819	14,483
Net transfers(1)	(63,993)	(367,972)	(155,247)	(161,251)	27,701
Transfers for policy loans	3,912	265	(382)	351	—
Adjustments to net assets allocated to contracts in payment period	—	(1,958)	—	—	—
Contract charges	(1,138)	(5,191)	(2,601)	(1,091)	(7)
Contract terminations:
Surrender benefits	(279,716)	(1,048,819)	(357,946)	(151,364)	—
Death benefits	(21,027)	(85,680)	(11,523)	(13,020)	—
Increase (decrease) from contract transactions	(338,438)	(1,315,048)	(494,243)	(255,556)	42,177
Net assets at beginning of year	1,837,030	6,713,291	2,725,778	1,600,278	53,068
Net assets at end of year	$1,596,973	$6,062,215	$2,296,509	$1,199,262	$95,237

Accumulation unit activity
Units outstanding at beginning of year	1,096,943	2,862,282	2,014,859	918,595	55,786
Contract purchase payments	14,457	96,799	24,270	43,501	16,140
Net transfers(1)	(40,551)	(156,540)	(109,489)	(95,264)	31,132
Transfers for policy loans	2,281	80	(166)	198	—
Contract charges	(687)	(2,038)	(1,876)	(666)	(8)
Contract terminations:
Surrender benefits	(179,711)	(384,865)	(257,699)	(94,083)	—
Death benefits	(12,865)	(28,616)	(8,373)	(8,514)	—
Units outstanding at end of year	879,867	2,387,102	1,661,526	763,767	103,050

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(3,885)	$(9,876)	$688,248	$(22,823)	$104,078
Net realized gain (loss) on sales of investments	23,008	43,472	(256,218)	24,053	(311,014)
Distributions from capital gains	6,191	356,113	—	122,327	—
Net change in unrealized appreciation or depreciation of investments	(56,036)	(455,096)	537,951	403,984	1,045,254
Net increase (decrease) in net assets resulting from operations	(30,722)	(65,387)	969,981	527,541	838,318

Contract transactions
Contract purchase payments	12,480	634,911	276,947	389,857	74,050
Net transfers(1)	(94,210)	(291,843)	(1,206,991)	1,448	(773,166)
Transfers for policy loans	98	(5,990)	(2,691)	(153)	344
Adjustments to net assets allocated to contracts in payment period	—	—	(1,988)	—	—
Contract charges	(1,908)	(1,583)	(24,290)	(1,169)	(9,163)
Contract terminations:
Surrender benefits	(144,135)	(458,122)	(2,598,232)	(298,066)	(1,420,659)
Death benefits	(9,164)	(50,796)	(310,116)	(14,114)	(115,296)
Increase (decrease) from contract transactions	(236,839)	(173,423)	(3,867,361)	77,803	(2,243,890)
Net assets at beginning of year	1,392,726	5,555,470	19,807,255	3,061,365	8,091,879
Net assets at end of year	$1,125,165	$5,316,660	$16,909,875	$3,666,709	$6,686,307

Accumulation unit activity
Units outstanding at beginning of year	1,263,083	3,038,765	13,716,209	1,551,189	6,335,769
Contract purchase payments	11,260	393,506	192,186	196,682	54,513
Net transfers(1)	(89,904)	(168,729)	(801,090)	(1,764)	(573,761)
Transfers for policy loans	83	(3,930)	(1,861)	(131)	294
Contract charges	(1,757)	(928)	(16,156)	(570)	(6,651)
Contract terminations:
Surrender benefits	(133,815)	(265,293)	(1,718,235)	(139,946)	(1,036,682)
Death benefits	(8,246)	(26,821)	(219,562)	(8,120)	(89,214)
Units outstanding at end of year	1,040,704	2,966,570	11,151,491	1,597,340	4,684,268

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB
Operations
Investment income (loss) — net	$1,028	$6,016	$(14,438)	$18,876	$(819)
Net realized gain (loss) on sales of investments	(1,277)	(4,728)	51,683	(19,708)	39,339
Distributions from capital gains	—	—	207,567	—	66,103
Net change in unrealized appreciation or depreciation of investments	3,065	3,057	(472,268)	(38,120)	(61,776)
Net increase (decrease) in net assets resulting from operations	2,816	4,345	(227,456)	(38,952)	42,847

Contract transactions
Contract purchase payments	1,988	170,062	9,141	11,721	9,453
Net transfers(1)	(39,005)	140,046	(152,442)	(101,730)	(19,658)
Transfers for policy loans	—	—	(3,350)	252	(3,710)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(283)	—
Contract charges	(75)	(346)	(1,238)	(618)	(727)
Contract terminations:
Surrender benefits	(11,367)	(52,592)	(207,043)	(126,038)	(94,658)
Death benefits	—	(15,660)	(6,975)	(403)	(353)
Increase (decrease) from contract transactions	(48,459)	241,510	(361,907)	(217,099)	(109,653)
Net assets at beginning of year	114,695	463,003	2,024,852	872,392	749,704
Net assets at end of year	$69,052	$708,858	$1,435,489	$616,341	$682,898

Accumulation unit activity
Units outstanding at beginning of year	118,257	438,880	771,282	560,407	403,423
Contract purchase payments	1,872	168,408	3,849	7,952	5,113
Net transfers(1)	(39,719)	137,611	(63,166)	(67,293)	(10,348)
Transfers for policy loans	—	—	(1,466)	168	(1,817)
Contract charges	(79)	(343)	(514)	(415)	(392)
Contract terminations:
Surrender benefits	(11,813)	(51,997)	(84,895)	(91,359)	(52,196)
Death benefits	—	(15,394)	(2,713)	(267)	(182)
Units outstanding at end of year	68,518	677,165	622,377	409,193	343,601

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(2,690)	$(486,010)	$(552,727)	$22,633	$(73,070)
Net realized gain (loss) on sales of investments	41,265	1,849,205	4,240,072	(19,660)	(829,604)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	75,231	991,308	(908,805)	(57,485)	1,502,828
Net increase (decrease) in net assets resulting from operations	113,806	2,354,503	2,778,540	(54,512)	600,154

Contract transactions
Contract purchase payments	105,788	3,100,756	1,161,365	47,192	36,316
Net transfers(1)	(50,261)	(4,074,692)	(1,876,224)	66,874	(529,082)
Transfers for policy loans	162	(1,291)	21,340	487	(2,347)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(118)	(305,136)	(419,618)	(142)	(21,400)
Contract terminations:
Surrender benefits	(6,865)	(2,680,035)	(9,496,335)	(10,253)	(1,197,304)
Death benefits	—	(160,621)	(2,320)	(8,313)	(73,632)
Increase (decrease) from contract transactions	48,706	(4,121,019)	(10,611,792)	95,845	(1,787,449)
Net assets at beginning of year	197,796	52,451,107	63,267,349	410,213	8,552,398
Net assets at end of year	$360,308	$50,684,591	$55,434,097	$451,546	$7,365,103

Accumulation unit activity
Units outstanding at beginning of year	368,075	35,217,457	42,373,618	368,922	6,371,775
Contract purchase payments	128,129	2,054,998	780,080	42,648	25,890
Net transfers(1)	(29,764)	(2,734,274)	(1,265,999)	56,207	(378,389)
Transfers for policy loans	195	(2,688)	13,880	446	(1,628)
Contract charges	(116)	(203,706)	(281,351)	(130)	(14,919)
Contract terminations:
Surrender benefits	(7,294)	(1,783,097)	(6,274,210)	(9,428)	(839,145)
Death benefits	—	(109,649)	(1,540)	(7,361)	(54,278)
Units outstanding at end of year	459,225	32,439,041	35,344,478	451,304	5,109,306

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1(2)	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(427,297)	$(557,131)	$2,428	$(51,974)	$(21,387)
Net realized gain (loss) on sales of investments	764,617	1,660,551	(496)	81,986	242,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	584,218	241,470	5,954	393,860	(28,870)
Net increase (decrease) in net assets resulting from operations	921,538	1,344,890	7,886	423,872	191,832

Contract transactions
Contract purchase payments	1,623,614	52,333	93,922	64,091	20,560
Net transfers(1)	6,304,784	9,140,631	175,608	8,342,808	(122,937)
Transfers for policy loans	—	(10,429)	(1,642)	(15,221)	50
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(307,928)	(341,350)	(40)	(7,180)	(7,484)
Contract terminations:
Surrender benefits	(2,692,410)	(6,730,768)	(6,196)	(938,690)	(382,844)
Death benefits	(330,325)	(627,304)	—	(76,099)	(25,517)
Increase (decrease) from contract transactions	4,597,735	1,483,113	261,652	7,369,709	(518,172)
Net assets at beginning of year	36,121,418	53,653,590	129,788	—	2,563,987
Net assets at end of year	$41,640,691	$56,481,593	$399,326	$7,793,581	$2,237,647

Accumulation unit activity
Units outstanding at beginning of year	30,669,959	45,333,045	130,128	—	1,758,348
Contract purchase payments	1,346,606	43,260	93,924	60,310	13,885
Net transfers(1)	5,324,946	7,554,382	175,077	8,279,158	(82,805)
Transfers for policy loans	—	(9,256)	(1,662)	(13,792)	36
Contract charges	(255,359)	(281,652)	(40)	(6,722)	(4,951)
Contract terminations:
Surrender benefits	(2,211,905)	(5,527,983)	(6,130)	(876,250)	(256,199)
Death benefits	(274,556)	(524,850)	—	(73,140)	(16,854)
Units outstanding at end of year	34,599,691	46,586,946	391,297	7,369,564	1,411,460

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,375,176)	$(6,480,012)	$(2,093,218)	$(2,161,724)	$(955,116)
Net realized gain (loss) on sales of investments	7,375,571	28,050,671	6,107,132	14,406,994	2,402,549
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,712,794	2,974,001	4,890,705	(2,722,518)	1,114,831
Net increase (decrease) in net assets resulting from operations	14,713,189	24,544,660	8,904,619	9,522,752	2,562,264

Contract transactions
Contract purchase payments	7,682,256	2,161,274	7,560,318	2,028,309	3,593,762
Net transfers(1)	6,354,412	(4,343,432)	(5,823,077)	(14,468,733)	(2,307,781)
Transfers for policy loans	(119,244)	82,261	(56,410)	(3,948)	428
Adjustments to net assets allocated to contracts in payment period	32,192	—	(7,242)	—	191,131
Contract charges	(3,432,642)	(4,429,163)	(1,640,200)	(1,404,701)	(650,490)
Contract terminations:
Surrender benefits	(20,274,764)	(73,099,290)	(11,172,839)	(25,509,546)	(7,586,664)
Death benefits	(3,400,523)	(7,647,901)	(2,374,521)	(1,190,825)	(1,284,083)
Increase (decrease) from contract transactions	(13,158,313)	(87,276,251)	(13,513,971)	(40,549,444)	(8,043,697)
Net assets at beginning of year	428,004,194	711,956,598	214,954,555	250,249,560	94,822,099
Net assets at end of year	$429,559,070	$649,225,007	$210,345,203	$219,222,868	$89,340,666

Accumulation unit activity
Units outstanding at beginning of year	318,582,771	526,897,526	151,586,424	175,612,576	75,499,885
Contract purchase payments	5,646,005	1,581,008	5,269,567	1,412,560	2,794,215
Net transfers(1)	4,369,615	(3,259,542)	(4,045,548)	(10,066,564)	(1,836,822)
Transfers for policy loans	(88,946)	58,838	(38,421)	(1,362)	251
Contract charges	(2,512,176)	(3,248,102)	(1,148,440)	(976,191)	(506,448)
Contract terminations:
Surrender benefits	(14,794,427)	(52,880,485)	(7,706,911)	(17,564,644)	(6,029,699)
Death benefits	(2,488,401)	(5,568,774)	(1,631,961)	(829,711)	(1,011,212)
Units outstanding at end of year	308,714,441	463,580,469	142,284,710	147,586,664	68,910,170

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(1,301,985)	$762	$1,346	$(48,481)	$(7,720)
Net realized gain (loss) on sales of investments	6,613,558	176	174	567,765	42,206
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,085,703)	2,940	1,525	701,238	113,461
Net increase (decrease) in net assets resulting from operations	4,225,870	3,878	3,045	1,220,522	147,947

Contract transactions
Contract purchase payments	394,527	—	16,072	56,719	8,418
Net transfers(1)	(1,342,192)	(3,205)	7,963	(303,454)	168,214
Transfers for policy loans	12,005	—	649	4,038	409
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,051)
Contract charges	(783,810)	—	(5)	(13,194)	(520)
Contract terminations:
Surrender benefits	(19,156,247)	—	—	(965,481)	(88,918)
Death benefits	(1,355,314)	—	—	(26,631)	—
Increase (decrease) from contract transactions	(22,231,031)	(3,205)	24,679	(1,248,003)	86,552
Net assets at beginning of year	143,667,127	53,159	66,784	5,704,949	739,341
Net assets at end of year	$125,661,966	$53,832	$94,508	$5,677,468	$973,840

Accumulation unit activity
Units outstanding at beginning of year	113,382,647	53,613	67,998	2,377,281	369,656
Contract purchase payments	308,354	—	15,631	24,628	3,981
Net transfers(1)	(1,044,811)	(3,004)	7,998	(110,290)	74,031
Transfers for policy loans	9,195	—	643	1,483	194
Contract charges	(607,078)	—	(5)	(5,190)	(240)
Contract terminations:
Surrender benefits	(14,729,516)	—	—	(356,042)	(41,319)
Death benefits	(1,031,572)	—	—	(12,224)	—
Units outstanding at end of year	96,287,219	50,609	92,265	1,919,646	406,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(7,256)	$24,504	$(144,660)	$1,231	$42,257
Net realized gain (loss) on sales of investments	(930)	(300,367)	(556,416)	168,036	(46,704)
Distributions from capital gains	9,363	897,844	4,519,997	56,352	168,516
Net change in unrealized appreciation or depreciation of investments	(11,759)	(840,514)	(1,940,987)	(93,097)	(126,239)
Net increase (decrease) in net assets resulting from operations	(10,582)	(218,533)	1,877,934	132,522	37,830

Contract transactions
Contract purchase payments	124,484	129,750	183,866	37,547	15,576
Net transfers(1)	996,010	(620,655)	(1,326,044)	(104,426)	(25,202)
Transfers for policy loans	1,118	5,756	5,663	17,639	1,702
Adjustments to net assets allocated to contracts in payment period	—	(929)	(1,259)	—	(1,041)
Contract charges	(2,778)	(13,358)	(14,924)	(1,477)	(3,835)
Contract terminations:
Surrender benefits	(94,357)	(1,656,373)	(2,277,115)	(324,801)	(412,682)
Death benefits	—	(77,793)	(92,177)	(341)	(11,222)
Increase (decrease) from contract transactions	1,024,477	(2,233,602)	(3,521,990)	(375,859)	(436,704)
Net assets at beginning of year	1,951,621	12,161,770	17,961,981	2,222,350	2,450,291
Net assets at end of year	$2,965,516	$9,709,635	$16,317,925	$1,979,013	$2,051,417

Accumulation unit activity
Units outstanding at beginning of year	1,960,338	5,689,181	6,849,461	1,081,160	1,899,276
Contract purchase payments	125,462	63,407	69,127	17,640	12,617
Net transfers(1)	1,001,684	(256,730)	(511,107)	(50,954)	(11,516)
Transfers for policy loans	1,115	2,672	1,162	8,330	1,365
Contract charges	(2,771)	(6,102)	(5,539)	(697)	(3,271)
Contract terminations:
Surrender benefits	(94,410)	(754,102)	(838,575)	(154,859)	(330,960)
Death benefits	—	(45,216)	(38,413)	(159)	(10,090)
Units outstanding at end of year	2,991,418	4,693,110	5,526,116	900,461	1,557,421

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$33,227	$(27,738)	$13,970
Net realized gain (loss) on sales of investments	195,758	(22,456)	(2,722)
Distributions from capital gains	296,488	283,942	—
Net change in unrealized appreciation or depreciation of investments	(237,595)	(65,466)	29,756
Net increase (decrease) in net assets resulting from operations	287,878	168,282	41,004

Contract transactions
Contract purchase payments	55,753	93,493	43,713
Net transfers(1)	(289,633)	(119,629)	12,988
Transfers for policy loans	270	(6,048)	—
Adjustments to net assets allocated to contracts in payment period	(5,033)	—	—
Contract charges	(1,475)	(1,557)	(33)
Contract terminations:
Surrender benefits	(450,310)	(329,006)	(15,586)
Death benefits	(1,185)	(6,451)	(34,022)
Increase (decrease) from contract transactions	(691,613)	(369,198)	7,060
Net assets at beginning of year	3,284,936	3,228,407	251,645
Net assets at end of year	$2,881,201	$3,027,491	$299,709

Accumulation unit activity
Units outstanding at beginning of year	1,495,041	1,507,393	272,498
Contract purchase payments	25,958	45,415	44,097
Net transfers(1)	(135,514)	(54,665)	16,083
Transfers for policy loans	104	(2,883)	—
Contract charges	(667)	(749)	(33)
Contract terminations:
Surrender benefits	(206,348)	(165,433)	(15,509)
Death benefits	(487)	(3,360)	(32,933)
Units outstanding at end of year	1,178,087	1,325,718	284,203

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(340)	$(12,357)	$20,362	$114,473	$(1,779)
Net realized gain (loss) on sales of investments	(243)	43,433	427,932	(163,527)	(61,227)
Distributions from capital gains	5,209	—	—	—	27,878
Net change in unrealized appreciation or depreciation of investments	(18,379)	(11,070)	(437,656)	244,724	(557,999)
Net increase (decrease) in net assets resulting from operations	(13,753)	20,006	10,638	195,670	(593,127)

Contract transactions
Contract purchase payments	263,038	33,560	53,465	174,962	148,527
Net transfers(1)	26,233	(37,958)	(606,624)	(201,680)	194,402
Transfers for policy loans	—	(56)	51	(11,115)	636
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,998)	—
Contract charges	(74)	(1,431)	(3,789)	(11,385)	(588)
Contract terminations:
Surrender benefits	(8,568)	(89,344)	(715,885)	(1,250,223)	(45,688)
Death benefits	—	(23,880)	(59,660)	(83,996)	(13,138)
Increase (decrease) from contract transactions	280,629	(119,109)	(1,332,442)	(1,387,435)	284,151
Net assets at beginning of year	53,646	1,342,660	6,938,103	9,495,199	1,362,101
Net assets at end of year	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,053,125

Accumulation unit activity
Units outstanding at beginning of year	47,194	934,621	3,736,953	6,655,011	1,153,863
Contract purchase payments	234,415	22,826	28,738	128,676	147,392
Net transfers(1)	23,328	(28,222)	(344,796)	(150,217)	212,173
Transfers for policy loans	—	(35)	242	(5,156)	648
Contract charges	(67)	(951)	(2,057)	(7,432)	(595)
Contract terminations:
Surrender benefits	(7,478)	(60,314)	(378,701)	(760,857)	(50,284)
Death benefits	—	(15,297)	(29,725)	(50,907)	(12,113)
Units outstanding at end of year	297,392	852,628	3,010,654	5,809,118	1,451,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(10,506)	$28,854	$(19,431)	$178,153	$10,023
Net realized gain (loss) on sales of investments	75,369	234,816	323,387	728,109	(76,990)
Distributions from capital gains	—	228,387	310,715	—	378,180
Net change in unrealized appreciation or depreciation of investments	(62,661)	(611,786)	(470,024)	(1,721,598)	(474,426)
Net increase (decrease) in net assets resulting from operations	2,202	(119,729)	144,647	(815,336)	(163,213)

Contract transactions
Contract purchase payments	17,903	60,778	13,506	275,376	157,213
Net transfers(1)	(5,608)	81,210	(470,638)	398,543	1,805,821
Transfers for policy loans	4,453	(1,138)	(1,309)	(2,061)	341
Adjustments to net assets allocated to contracts in payment period	(187)	—	—	(4,611)	—
Contract charges	(662)	(2,442)	(2,862)	(7,161)	(2,905)
Contract terminations:
Surrender benefits	(259,390)	(557,868)	(394,076)	(1,809,643)	(343,947)
Death benefits	—	(60,684)	(56,241)	(131,087)	(7,855)
Increase (decrease) from contract transactions	(243,491)	(480,144)	(911,620)	(1,280,644)	1,608,668
Net assets at beginning of year	1,717,538	5,190,767	3,210,802	17,466,054	4,794,173
Net assets at end of year	$1,476,249	$4,590,894	$2,443,829	$15,370,074	$6,239,628

Accumulation unit activity
Units outstanding at beginning of year	1,043,523	2,646,297	1,744,979	8,157,483	4,077,335
Contract purchase payments	10,243	29,641	7,007	137,585	131,501
Net transfers(1)	(8,247)	31,696	(247,924)	250,481	1,496,217
Transfers for policy loans	2,658	(482)	(704)	(1,401)	284
Contract charges	(385)	(1,281)	(1,480)	(3,421)	(2,458)
Contract terminations:
Surrender benefits	(154,237)	(296,505)	(204,922)	(841,976)	(287,760)
Death benefits	—	(29,004)	(28,365)	(67,653)	(6,829)
Units outstanding at end of year	893,555	2,380,362	1,268,591	7,631,098	5,408,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(10,913)	$(136,953)	$(1,341)	$(8,420)	$(230,717)
Net realized gain (loss) on sales of investments	13,981	443,549	(46,558)	7,023	1,035,723
Distributions from capital gains	6,112	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(56,353)	(243,447)	17,213	10,015	(857,570)
Net increase (decrease) in net assets resulting from operations	(47,173)	63,149	(30,686)	8,618	(52,564)

Contract transactions
Contract purchase payments	13,924	927,705	1,593	264,303	261,070
Net transfers(1)	44,403	2,111,896	(60,739)	244,438	(32,378)
Transfers for policy loans	4,810	12,340	—	(999)	42,002
Adjustments to net assets allocated to contracts in payment period	—	(19,534)	—	—	(26,516)
Contract charges	(837)	(7,584)	(3)	(261)	(31,102)
Contract terminations:
Surrender benefits	(119,008)	(831,949)	(1,656)	(31,256)	(1,771,497)
Death benefits	(33,384)	(229,229)	—	(10,500)	(285,289)
Increase (decrease) from contract transactions	(90,092)	1,963,645	(60,805)	465,725	(1,843,710)
Net assets at beginning of year	1,538,701	11,885,197	148,260	552,211	22,468,285
Net assets at end of year	$1,401,436	$13,911,991	$56,769	$1,026,554	$20,572,011

Accumulation unit activity
Units outstanding at beginning of year	1,024,577	5,949,842	204,652	407,642	12,870,348
Contract purchase payments	9,205	546,005	421	190,995	158,779
Net transfers(1)	29,330	1,263,041	(101,172)	179,212	(70,487)
Transfers for policy loans	3,214	5,166	—	(740)	23,853
Contract charges	(552)	(3,949)	(4)	(189)	(19,203)
Contract terminations:
Surrender benefits	(80,448)	(436,643)	(2,355)	(23,521)	(1,080,028)
Death benefits	(23,312)	(124,875)	—	(7,942)	(147,889)
Units outstanding at end of year	962,014	7,198,587	101,542	745,457	11,735,373

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(1,123)	$(320,039)	$2,166	$(88,424)	$(93,038)
Net realized gain (loss) on sales of investments	942	2,522,607	(7,205)	194,507	(279,425)
Distributions from capital gains	—	—	—	282,293	818,226
Net change in unrealized appreciation or depreciation of investments	(749)	(3,461,761)	(2,290)	(1,375,179)	(1,124,857)
Net increase (decrease) in net assets resulting from operations	(930)	(1,259,193)	(7,329)	(986,803)	(679,094)

Contract transactions
Contract purchase payments	1,804	488,250	40,611	164,004	64,089
Net transfers(1)	(18,257)	(1,706,738)	(39,051)	(346,524)	(414,145)
Transfers for policy loans	—	31,963	225	15,790	2,608
Adjustments to net assets allocated to contracts in payment period	—	4,091	—	(2,750)	(1,793)
Contract charges	(17)	(23,940)	(214)	(11,797)	(13,777)
Contract terminations:
Surrender benefits	(27,921)	(4,020,185)	(9,581)	(1,268,546)	(917,298)
Death benefits	—	(353,382)	(10,770)	(66,931)	(78,682)
Increase (decrease) from contract transactions	(44,391)	(5,579,941)	(18,780)	(1,516,754)	(1,358,998)
Net assets at beginning of year	139,049	37,083,984	321,829	11,281,752	10,537,229
Net assets at end of year	$93,728	$30,244,850	$295,720	$8,778,195	$8,499,137

Accumulation unit activity
Units outstanding at beginning of year	151,036	16,772,854	353,127	5,481,790	6,529,668
Contract purchase payments	1,921	217,569	44,084	80,608	40,242
Net transfers(1)	(19,251)	(795,428)	(42,686)	(223,811)	(269,372)
Transfers for policy loans	—	13,859	242	8,832	1,859
Contract charges	(19)	(12,037)	(233)	(5,678)	(8,958)
Contract terminations:
Surrender benefits	(29,869)	(1,854,075)	(10,463)	(600,850)	(559,252)
Death benefits	—	(158,125)	(11,875)	(32,098)	(50,986)
Units outstanding at end of year	103,818	14,184,617	332,196	4,708,793	5,683,201

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(118,565)	$750,777	$632,386	$115,560	$(46,106)
Net realized gain (loss) on sales of investments	314	99,670	(215,808)	(200,979)	380,009
Distributions from capital gains	—	—	68,228	94,633	—
Net change in unrealized appreciation or depreciation of investments	(313)	(1,096,018)	(604,538)	(227,328)	77,121
Net increase (decrease) in net assets resulting from operations	(118,564)	(245,571)	(119,732)	(218,114)	411,024

Contract transactions
Contract purchase payments	750,373	107,458	70,664	265,239	103,598
Net transfers(1)	4,039,123	(175,005)	(923,067)	(481,375)	569,992
Transfers for policy loans	33,341	8,682	(991)	(6,420)	4,977
Adjustments to net assets allocated to contracts in payment period	(1,709)	(8,735)	(1,831)	(21,434)	(2,538)
Contract charges	(10,517)	(8,104)	(13,305)	(43,408)	(5,364)
Contract terminations:
Surrender benefits	(3,400,914)	(2,243,721)	(797,623)	(3,683,526)	(645,252)
Death benefits	(77,780)	(56,816)	(69,354)	(201,599)	(24,195)
Increase (decrease) from contract transactions	1,331,917	(2,376,241)	(1,735,507)	(4,172,523)	1,218
Net assets at beginning of year	12,673,359	16,078,920	8,439,724	33,316,079	5,034,258
Net assets at end of year	$13,886,712	$13,457,108	$6,584,485	$28,925,442	$5,446,500

Accumulation unit activity
Units outstanding at beginning of year	11,622,616	7,056,462	4,680,370	20,327,307	4,922,800
Contract purchase payments	709,342	48,057	38,722	159,899	102,503
Net transfers(1)	3,909,196	(73,496)	(523,814)	(288,319)	541,977
Transfers for policy loans	29,743	4,092	(471)	(3,104)	4,792
Contract charges	(9,838)	(3,594)	(7,321)	(27,096)	(4,967)
Contract terminations:
Surrender benefits	(3,098,844)	(957,163)	(431,465)	(2,229,974)	(624,859)
Death benefits	(72,372)	(23,588)	(38,391)	(129,273)	(14,872)
Units outstanding at end of year	13,089,843	6,050,770	3,717,630	17,809,440	4,927,374

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(95,638)	$92,410	$3,398	$(126,308)	$(447,046)
Net realized gain (loss) on sales of investments	588,573	(73,197)	417	31,412	85,692
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(530,247)	(57,805)	(8,240)	(255,225)	(1,070,812)
Net increase (decrease) in net assets resulting from operations	(37,312)	(38,592)	(4,425)	(350,121)	(1,432,166)

Contract transactions
Contract purchase payments	814,085	90,278	43,964	5,130,206	12,733,582
Net transfers(1)	1,039,926	(2,759,588)	192,893	5,470,610	3,270,198
Transfers for policy loans	10,503	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,839)	(1,256)	(113)	(109,839)	(366,846)
Contract terminations:
Surrender benefits	(1,112,762)	(147,648)	(958)	(339,261)	(503,318)
Death benefits	(81,676)	(36,293)	—	—	(454,817)
Increase (decrease) from contract transactions	666,237	(2,854,507)	235,786	10,151,716	14,678,799
Net assets at beginning of year	9,593,432	4,496,575	258,786	7,205,315	35,604,896
Net assets at end of year	$10,222,357	$1,603,476	$490,147	$17,006,910	$48,851,529

Accumulation unit activity
Units outstanding at beginning of year	5,751,248	4,301,729	259,315	6,922,432	33,120,787
Contract purchase payments	482,266	85,651	44,306	4,915,264	11,775,614
Net transfers(1)	584,520	(2,632,437)	195,988	5,287,140	3,045,649
Transfers for policy loans	6,881	—	—	—	—
Contract charges	(2,305)	(1,227)	(115)	(105,880)	(341,221)
Contract terminations:
Surrender benefits	(693,485)	(146,155)	(665)	(325,115)	(471,254)
Death benefits	(45,198)	(34,236)	—	—	(414,514)
Units outstanding at end of year	6,083,927	1,573,325	498,829	16,693,841	46,715,061

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
Operations
Investment income (loss) — net	$(3,360,130)	$(7,140,316)	$(45,559)	$(36,529)	$(9,472)
Net realized gain (loss) on sales of investments	458,667	3,232,223	174,528	400,420	163,943
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,632,012)	(22,220,737)	45,559	(589,189)	64,675
Net increase (decrease) in net assets resulting from operations	(16,533,475)	(26,128,830)	174,528	(225,298)	219,146

Contract transactions
Contract purchase payments	70,526,202	127,222,417	65,981	55,820	64,299
Net transfers(1)	41,356,260	7,522,681	15,420	(411,196)	29,249
Transfers for policy loans	6,042	(19,109)	9,725	1,691	8,980
Adjustments to net assets allocated to contracts in payment period	—	(32,189)	(5,108)	—	(6,435)
Contract charges	(3,051,720)	(6,943,222)	(2,147)	(3,258)	(2,824)
Contract terminations:
Surrender benefits	(8,870,795)	(9,840,252)	(296,061)	(648,768)	(759,816)
Death benefits	(1,218,649)	(3,673,084)	(11,771)	(17,817)	(23,009)
Increase (decrease) from contract transactions	98,747,340	114,237,242	(223,961)	(1,023,528)	(689,556)
Net assets at beginning of year	290,133,311	638,387,620	3,987,067	4,638,187	5,252,006
Net assets at end of year	$372,347,176	$726,496,032	$3,937,634	$3,389,361	$4,781,596

Accumulation unit activity
Units outstanding at beginning of year	257,165,674	548,588,293	2,435,803	2,261,377	3,848,336
Contract purchase payments	61,279,043	109,742,967	37,597	28,518	43,478
Net transfers(1)	36,524,170	6,473,564	9,103	(205,605)	12,392
Transfers for policy loans	5,682	(17,095)	5,970	822	5,675
Contract charges	(2,714,493)	(5,959,393)	(1,234)	(1,620)	(1,991)
Contract terminations:
Surrender benefits	(8,035,695)	(8,590,746)	(171,254)	(331,895)	(529,118)
Death benefits	(1,100,888)	(3,096,157)	(6,678)	(8,326)	(17,798)
Units outstanding at end of year	343,123,493	647,141,433	2,309,307	1,743,271	3,360,974

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(11,472)	$(21,811)	$107,354	$(10,449)	$15,421
Net realized gain (loss) on sales of investments	136,533	198,632	60,443	(287,634)	(13,101)
Distributions from capital gains	—	—	12,778	—	1,975
Net change in unrealized appreciation or depreciation of investments	(191,309)	(263,597)	(149,318)	(29,716)	(72,613)
Net increase (decrease) in net assets resulting from operations	(66,248)	(86,776)	31,257	(327,799)	(68,318)

Contract transactions
Contract purchase payments	14,205	29,252	47,531	28,919	52,847
Net transfers(1)	16,154	(85,474)	(778,444)	(73,488)	(72,691)
Transfers for policy loans	679	1,962	6,053	2,780	335
Adjustments to net assets allocated to contracts in payment period	—	(1,155)	(6,460)	—	—
Contract charges	(452)	(1,574)	(3,990)	(881)	(383)
Contract terminations:
Surrender benefits	(178,680)	(333,249)	(921,613)	(208,045)	(23,638)
Death benefits	(20,652)	(7,729)	(61,030)	(1,725)	—
Increase (decrease) from contract transactions	(168,746)	(397,967)	(1,717,953)	(252,440)	(43,530)
Net assets at beginning of year	1,309,067	2,682,943	6,779,124	1,435,932	889,426
Net assets at end of year	$1,074,073	$2,198,200	$5,092,428	$855,693	$777,578

Accumulation unit activity
Units outstanding at beginning of year	700,365	1,169,774	5,321,912	2,284,651	872,751
Contract purchase payments	7,768	11,766	36,309	50,868	53,135
Net transfers(1)	14,526	(41,073)	(597,735)	(130,582)	(77,400)
Transfers for policy loans	390	634	4,477	4,966	341
Contract charges	(250)	(670)	(3,190)	(1,654)	(381)
Contract terminations:
Surrender benefits	(98,424)	(148,437)	(710,820)	(372,555)	(23,665)
Death benefits	(11,041)	(3,870)	(48,905)	(3,182)	—
Units outstanding at end of year	613,334	988,124	4,002,048	1,832,512	824,781

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$236,949	$(48,339)	$83,281	$(177,608)	$8,662
Net realized gain (loss) on sales of investments	(54,652)	1,108,298	435,211	625,916	125,896
Distributions from capital gains	—	2,638,759	459,825	3,369,641	4,438
Net change in unrealized appreciation or depreciation of investments	(335,596)	(3,886,193)	(1,257,795)	(4,388,756)	3,165
Net increase (decrease) in net assets resulting from operations	(153,299)	(187,475)	(279,478)	(570,807)	142,161

Contract transactions
Contract purchase payments	83,154	1,109,493	115,581	587,845	66,220
Net transfers(1)	(803,192)	(690,164)	(11,837)	(1,121,133)	(321,951)
Transfers for policy loans	(4,409)	84	1,867	(18,463)	4,682
Adjustments to net assets allocated to contracts in payment period	(606)	(10,126)	(5,424)	(2,083)	(258)
Contract charges	(9,838)	(17,428)	(4,437)	(20,839)	(2,375)
Contract terminations:
Surrender benefits	(1,441,666)	(2,572,070)	(1,049,458)	(2,988,730)	(528,647)
Death benefits	(78,124)	(156,962)	(32,244)	(150,147)	(20,908)
Increase (decrease) from contract transactions	(2,254,681)	(2,337,173)	(985,952)	(3,713,550)	(803,237)
Net assets at beginning of year	10,957,716	29,543,759	9,437,426	28,315,788	4,898,554
Net assets at end of year	$8,549,736	$27,019,111	$8,171,996	$24,031,431	$4,237,478

Accumulation unit activity
Units outstanding at beginning of year	8,585,141	16,882,200	4,688,566	9,898,983	3,235,813
Contract purchase payments	64,534	635,225	56,182	209,900	43,576
Net transfers(1)	(630,400)	(428,969)	(9,864)	(421,260)	(224,942)
Transfers for policy loans	(3,342)	162	759	(5,085)	3,113
Contract charges	(7,661)	(9,915)	(2,226)	(7,398)	(1,517)
Contract terminations:
Surrender benefits	(1,120,129)	(1,454,858)	(525,644)	(963,032)	(334,653)
Death benefits	(60,342)	(88,127)	(16,378)	(61,482)	(16,489)
Units outstanding at end of year	6,827,801	15,535,718	4,191,395	8,650,626	2,704,901

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$24,944	$170,780	$153,524	$235,752	$(24,196)
Net realized gain (loss) on sales of investments	(28,672)	(112,869)	(186,366)	374,665	440,325
Distributions from capital gains	3,213	—	—	750,100	1,245,989
Net change in unrealized appreciation or depreciation of investments	(37,935)	(86,132)	(179,729)	(1,977,169)	(2,353,733)
Net increase (decrease) in net assets resulting from operations	(38,450)	(28,221)	(212,571)	(616,652)	(691,615)

Contract transactions
Contract purchase payments	241,942	86,420	375,764	415,092	186,926
Net transfers(1)	(420,297)	(538,477)	(2,477,255)	(130,934)	(844,608)
Transfers for policy loans	631	2,959	—	43	(2,905)
Adjustments to net assets allocated to contracts in payment period	—	(911)	—	—	—
Contract charges	(340)	(4,726)	(1,405)	(6,210)	(3,354)
Contract terminations:
Surrender benefits	(90,870)	(716,456)	(225,451)	(1,178,696)	(1,034,004)
Death benefits	(22,454)	(107,561)	—	(134,126)	(162,044)
Increase (decrease) from contract transactions	(291,388)	(1,278,752)	(2,328,347)	(1,034,831)	(1,859,989)
Net assets at beginning of year	1,711,256	7,743,920	4,063,901	11,757,027	9,944,905
Net assets at end of year	$1,381,418	$6,436,947	$1,522,983	$10,105,544	$7,393,301

Accumulation unit activity
Units outstanding at beginning of year	1,696,732	4,367,482	3,659,915	6,426,366	3,860,166
Contract purchase payments	239,973	44,809	339,046	232,474	78,284
Net transfers(1)	(412,473)	(359,668)	(2,302,060)	(65,894)	(377,284)
Transfers for policy loans	624	1,724	—	248	(326)
Contract charges	(336)	(2,731)	(1,278)	(3,539)	(1,292)
Contract terminations:
Surrender benefits	(90,573)	(364,031)	(202,590)	(618,264)	(360,508)
Death benefits	(22,188)	(54,737)	—	(71,529)	(66,952)
Units outstanding at end of year	1,411,759	3,632,848	1,493,033	5,899,862	3,132,088

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$89,660	$(53,651)	$1,204	$27,978	$(31,064)
Net realized gain (loss) on sales of investments	(26,887)	201,036	(174)	422,539	224,510
Distributions from capital gains	6,645	755,830	152	387,629	18,648
Net change in unrealized appreciation or depreciation of investments	(139,519)	(1,983,407)	(6,608)	(900,251)	(78,052)
Net increase (decrease) in net assets resulting from operations	(70,101)	(1,080,192)	(5,426)	(62,105)	134,042

Contract transactions
Contract purchase payments	178,182	111,745	50,546	55,590	15,834
Net transfers(1)	272,281	(110,728)	26,889	(30,302)	(156,116)
Transfers for policy loans	225	11,620	—	2,853	(976)
Adjustments to net assets allocated to contracts in payment period	—	(3,454)	—	(723)	(527)
Contract charges	(400)	(10,036)	(14)	(13,317)	(13,281)
Contract terminations:
Surrender benefits	(26,492)	(1,229,058)	(2,081)	(889,803)	(417,608)
Death benefits	—	(185,579)	—	(56,153)	(39,889)
Increase (decrease) from contract transactions	423,796	(1,415,490)	75,340	(931,855)	(612,563)
Net assets at beginning of year	986,242	11,998,407	29,766	7,072,495	3,625,749
Net assets at end of year	$1,339,937	$9,502,725	$99,680	$6,078,535	$3,147,228

Accumulation unit activity
Units outstanding at beginning of year	996,908	3,040,651	29,228	4,225,048	2,521,736
Contract purchase payments	183,747	29,264	53,011	33,093	10,681
Net transfers(1)	279,403	(28,443)	28,133	(17,119)	(105,192)
Transfers for policy loans	226	3,041	—	1,791	(639)
Contract charges	(410)	(2,710)	(15)	(7,770)	(9,002)
Contract terminations:
Surrender benefits	(27,649)	(315,681)	(1,848)	(533,551)	(281,717)
Death benefits	—	(47,995)	—	(34,025)	(27,024)
Units outstanding at end of year	1,432,225	2,678,127	108,509	3,667,467	2,108,843

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$17,233	$65,618	$8,060	$(32,937)	$22,490
Net realized gain (loss) on sales of investments	(21,476)	466,105	84,106	383,513	89,116
Distributions from capital gains	54,633	23,291	—	319,424	—
Net change in unrealized appreciation or depreciation of investments	(83,696)	(1,146,227)	(74,626)	(600,702)	(322,978)
Net increase (decrease) in net assets resulting from operations	(33,306)	(591,213)	17,540	69,298	(211,372)

Contract transactions
Contract purchase payments	90,343	86,339	14,460	48,999	74,731
Net transfers(1)	(102,183)	(154,196)	(117,736)	329,815	802,643
Transfers for policy loans	—	(3,350)	(484)	748	(2,516)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(119)	(22,352)	(443)	(2,884)	(5,020)
Contract terminations:
Surrender benefits	(59,786)	(823,136)	(108,544)	(523,357)	(350,230)
Death benefits	—	(130,616)	(16,039)	(68,939)	(26,718)
Increase (decrease) from contract transactions	(71,745)	(1,047,311)	(228,786)	(215,618)	492,890
Net assets at beginning of year	657,407	9,076,465	1,151,180	3,522,951	4,565,975
Net assets at end of year	$552,356	$7,437,941	$939,934	$3,376,631	$4,847,493

Accumulation unit activity
Units outstanding at beginning of year	639,385	5,030,260	734,403	1,610,621	2,845,662
Contract purchase payments	87,983	49,008	9,112	21,170	46,710
Net transfers(1)	(100,459)	(89,163)	(72,605)	135,023	492,076
Transfers for policy loans	—	(1,596)	(318)	326	(1,615)
Contract charges	(118)	(12,902)	(277)	(1,232)	(3,181)
Contract terminations:
Surrender benefits	(58,568)	(466,846)	(67,661)	(224,118)	(216,345)
Death benefits	—	(71,759)	(9,856)	(28,966)	(16,168)
Units outstanding at end of year	568,223	4,437,002	592,798	1,512,824	3,147,139

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(4,081)	$(11,702)	$(7,120)	$8,237	$(403)
Net realized gain (loss) on sales of investments	11,319	63,551	(90,681)	(2,058)	(1,301)
Distributions from capital gains	35,702	140,020	199,720	3,332	7,609
Net change in unrealized appreciation or depreciation of investments	(40,661)	(107,099)	(210,511)	(22,209)	(13,322)
Net increase (decrease) in net assets resulting from operations	2,279	84,770	(108,592)	(12,698)	(7,417)

Contract transactions
Contract purchase payments	2,526	25,692	138,768	153,383	12,075
Net transfers(1)	(10,692)	56,259	(226,690)	228,361	44,766
Transfers for policy loans	—	(6,247)	—	225	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(208)	(2,467)	(436)	(120)	(139)
Contract terminations:
Surrender benefits	(20,445)	(190,468)	(48,157)	(8,812)	—
Death benefits	(2,005)	(11,236)	—	—	—
Increase (decrease) from contract transactions	(30,824)	(128,467)	(136,515)	373,037	56,702
Net assets at beginning of year	477,535	1,477,630	1,200,318	413,039	116,890
Net assets at end of year	$448,990	$1,433,933	$955,211	$773,378	$166,175

Accumulation unit activity
Units outstanding at beginning of year	335,793	1,107,026	1,064,210	403,756	96,279
Contract purchase payments	1,709	19,721	123,997	149,902	9,938
Net transfers(1)	(7,125)	46,536	(209,704)	220,321	36,066
Transfers for policy loans	—	(4,736)	—	218	—
Contract charges	(142)	(1,706)	(390)	(117)	(119)
Contract terminations:
Surrender benefits	(14,179)	(140,475)	(44,582)	(8,310)	—
Death benefits	(1,463)	(8,612)	—	—	—
Units outstanding at end of year	314,593	1,017,754	933,531	765,770	142,164

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)
Operations
Investment income (loss) — net	$(6,424)	$(20,203)	$(6,898)	$(3,913)	$(8,882)
Net realized gain (loss) on sales of investments	41,963	297,178	(61,106)	(497)	(26,976)
Distributions from capital gains	112,672	837,909	59,969	10,961	257,679
Net change in unrealized appreciation or depreciation of investments	(118,716)	(914,992)	(175,115)	(13,608)	(321,475)
Net increase (decrease) in net assets resulting from operations	29,495	199,892	(183,150)	(7,057)	(99,654)

Contract transactions
Contract purchase payments	22,364	55,721	29,717	19,920	42,083
Net transfers(1)	(27,513)	(370,039)	(135,249)	133,382	4,369,439
Transfers for policy loans	945	1,062	1,900	—	(3,092)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(336)	(8,224)	(867)	(229)	(1,574)
Contract terminations:
Surrender benefits	(88,529)	(440,134)	(170,889)	(1,277)	(274,766)
Death benefits	—	(31,673)	(2,822)	—	(19,797)
Increase (decrease) from contract transactions	(93,069)	(793,287)	(278,210)	151,796	4,112,293
Net assets at beginning of year	807,407	4,779,238	2,194,367	307,325	—
Net assets at end of year	$743,833	$4,185,843	$1,733,007	$452,064	$4,012,639

Accumulation unit activity
Units outstanding at beginning of year	896,360	3,139,153	1,513,348	268,008	—
Contract purchase payments	23,991	35,138	20,126	17,683	42,145
Net transfers(1)	(29,550)	(232,959)	(93,172)	116,266	4,368,059
Transfers for policy loans	1,016	666	1,354	—	(3,014)
Contract charges	(367)	(5,162)	(605)	(196)	(1,580)
Contract terminations:
Surrender benefits	(98,929)	(276,062)	(119,614)	(1,103)	(279,303)
Death benefits	—	(19,649)	(2,050)	—	(19,524)
Units outstanding at end of year	792,521	2,641,125	1,319,387	400,658	4,106,783

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(17,629)	$245,367	$38,282	$(17,738)	$(317)
Net realized gain (loss) on sales of investments	27,979	376,850	93,447	(14,950)	55
Distributions from capital gains	67,563	566,979	—	330,400	392
Net change in unrealized appreciation or depreciation of investments	(118,870)	(2,466,453)	(194,148)	(422,293)	(2,766)
Net increase (decrease) in net assets resulting from operations	(40,957)	(1,277,257)	(62,419)	(124,581)	(2,636)

Contract transactions
Contract purchase payments	37,647	255,408	34,492	72,769	10,875
Net transfers(1)	(100,457)	(887,010)	266,896	(189,513)	26,157
Transfers for policy loans	3,206	(4,911)	4,047	199	—
Adjustments to net assets allocated to contracts in payment period	—	(2,114)	—	—	—
Contract charges	(1,114)	(5,047)	(2,713)	(1,199)	—
Contract terminations:
Surrender benefits	(286,103)	(882,046)	(387,999)	(280,722)	(74)
Death benefits	(14,526)	(78,173)	(11,583)	(120)	—
Increase (decrease) from contract transactions	(361,347)	(1,603,893)	(96,860)	(398,586)	36,958
Net assets at beginning of year	2,239,334	9,594,441	2,885,057	2,123,445	18,746
Net assets at end of year	$1,837,030	$6,713,291	$2,725,778	$1,600,278	$53,068

Accumulation unit activity
Units outstanding at beginning of year	1,303,483	3,425,640	2,083,659	1,122,900	17,459
Contract purchase payments	20,966	101,878	24,607	38,678	10,803
Net transfers(1)	(57,847)	(312,844)	196,262	(94,877)	27,524
Transfers for policy loans	1,722	(1,441)	2,898	102	—
Contract charges	(625)	(1,954)	(1,964)	(656)	—
Contract terminations:
Surrender benefits	(162,306)	(317,832)	(282,220)	(147,488)	—
Death benefits	(8,450)	(31,165)	(8,383)	(64)	—
Units outstanding at end of year	1,096,943	2,862,282	2,014,859	918,595	55,786

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$1,064	$7,670	$1,038,459	$(9,639)	$206,973
Net realized gain (loss) on sales of investments	21,808	288,359	(60,626)	55,101	(356,473)
Distributions from capital gains	3,662	403,088	—	444,466	—
Net change in unrealized appreciation or depreciation of investments	(17,040)	(514,197)	(1,668,418)	(724,045)	(830,862)
Net increase (decrease) in net assets resulting from operations	9,494	184,920	(690,585)	(234,117)	(980,362)

Contract transactions
Contract purchase payments	17,183	216,107	351,467	138,593	189,894
Net transfers(1)	262,077	(353,611)	(1,721,825)	469,037	(2,113,976)
Transfers for policy loans	89	1,700	2,618	2,425	1,495
Adjustments to net assets allocated to contracts in payment period	—	—	(6,501)	—	—
Contract charges	(2,035)	(1,724)	(26,413)	(1,048)	(10,523)
Contract terminations:
Surrender benefits	(109,432)	(623,509)	(2,733,533)	(301,368)	(823,217)
Death benefits	(1,266)	(94,994)	(213,946)	(39,879)	(68,558)
Increase (decrease) from contract transactions	166,616	(856,031)	(4,348,133)	267,760	(2,824,885)
Net assets at beginning of year	1,216,616	6,226,581	24,845,973	3,027,722	11,897,126
Net assets at end of year	$1,392,726	$5,555,470	$19,807,255	$3,061,365	$8,091,879

Accumulation unit activity
Units outstanding at beginning of year	1,117,371	3,515,533	16,601,113	1,419,249	8,380,529
Contract purchase payments	14,461	115,339	245,132	67,717	136,946
Net transfers(1)	232,442	(200,615)	(1,154,319)	230,269	(1,537,909)
Transfers for policy loans	73	898	2,011	1,088	1,099
Contract charges	(1,795)	(934)	(17,684)	(501)	(7,703)
Contract terminations:
Surrender benefits	(98,347)	(340,494)	(1,815,740)	(146,246)	(587,577)
Death benefits	(1,122)	(50,962)	(144,304)	(20,387)	(49,616)
Units outstanding at end of year	1,263,083	3,038,765	13,716,209	1,551,189	6,335,769

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB
Operations
Investment income (loss) — net	$843	$16,018	$147,562	$3,777	$6,898
Net realized gain (loss) on sales of investments	(404)	1,806	82,095	12,097	46,898
Distributions from capital gains	—	4,989	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,541)	(25,508)	(105,822)	(13,679)	(63,415)
Net increase (decrease) in net assets resulting from operations	(2,102)	(2,695)	123,835	2,195	(9,619)

Contract transactions
Contract purchase payments	8,501	124,784	13,643	16,147	9,374
Net transfers(1)	6,799	(86,305)	189,953	(33,690)	(15,168)
Transfers for policy loans	—	—	(340)	2,442	589
Adjustments to net assets allocated to contracts in payment period	—	—	—	(327)	—
Contract charges	(83)	(292)	(1,265)	(659)	(723)
Contract terminations:
Surrender benefits	(4,081)	(8,727)	(149,903)	(95,221)	(74,349)
Death benefits	—	—	(7,306)	(562)	(1,105)
Increase (decrease) from contract transactions	11,136	29,460	44,782	(111,870)	(81,382)
Net assets at beginning of year	105,661	436,238	1,856,235	982,067	840,705
Net assets at end of year	$114,695	$463,003	$2,024,852	$872,392	$749,704

Accumulation unit activity
Units outstanding at beginning of year	107,515	400,268	752,909	627,326	447,615
Contract purchase payments	8,109	126,150	5,135	9,611	4,904
Net transfers(1)	6,726	(84,845)	73,902	(20,540)	(9,082)
Transfers for policy loans	—	—	(157)	1,527	307
Contract charges	(81)	(295)	(473)	(409)	(380)
Contract terminations:
Surrender benefits	(4,012)	(2,398)	(57,098)	(56,724)	(39,305)
Death benefits	—	—	(2,936)	(384)	(636)
Units outstanding at end of year	118,257	438,880	771,282	560,407	403,423
(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(1,710)	$(510,367)	$(636,118)	$54,905	$3,440,915
Net realized gain (loss) on sales of investments	(8,327)	1,399,858	3,356,700	2,538	(470,522)
Distributions from capital gains	652	—	—	—	835,477
Net change in unrealized appreciation or depreciation of investments	(43,685)	(1,728,920)	(3,806,223)	(62,452)	(4,019,264)
Net increase (decrease) in net assets resulting from operations	(53,070)	(839,429)	(1,085,641)	(5,009)	(213,394)

Contract transactions
Contract purchase payments	16,589	2,628,151	1,442,042	16,720	47,549
Net transfers(1)	110,883	(602,384)	(1,615,250)	97,525	(12,790)
Transfers for policy loans	169	18,049	(15,373)	304	(3,020)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(66)	(329,100)	(436,962)	(113)	(24,051)
Contract terminations:
Surrender benefits	(4,405)	(1,472,335)	(4,047,085)	(21,119)	(984,261)
Death benefits	—	—	(308,110)	—	(82,135)
Increase (decrease) from contract transactions	123,170	242,381	(4,980,738)	93,317	(1,058,708)
Net assets at beginning of year	127,696	53,048,155	69,333,728	321,905	9,824,500
Net assets at end of year	$197,796	$52,451,107	$63,267,349	$410,213	$8,552,398

Accumulation unit activity
Units outstanding at beginning of year	178,152	34,994,777	45,641,843	285,920	7,140,736
Contract purchase payments	24,607	1,716,064	936,480	14,857	34,523
Net transfers(1)	172,966	(343,853)	(1,055,718)	86,729	(11,538)
Transfers for policy loans	265	12,065	(10,026)	269	(2,154)
Contract charges	(111)	(216,681)	(287,022)	(99)	(17,550)
Contract terminations:
Surrender benefits	(7,804)	(944,915)	(2,654,343)	(18,754)	(712,968)
Death benefits	—	—	(197,596)	—	(59,274)
Units outstanding at end of year	368,075	35,217,457	42,373,618	368,922	6,371,775

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(404,600)	$(549,587)	$1,886	$(25,557)	$(4,493,757)
Net realized gain (loss) on sales of investments	851,270	1,632,007	(967)	293,543	7,568,153
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(873,525)	(1,637,206)	(6,952)	(278,715)	(9,905,977)
Net increase (decrease) in net assets resulting from operations	(426,855)	(554,786)	(6,033)	(10,729)	(6,831,581)

Contract transactions
Contract purchase payments	3,273,672	150,996	17,814	36,025	13,858,509
Net transfers(1)	(2,568,276)	(530,876)	42,237	(379,255)	4,896,171
Transfers for policy loans	—	(6,076)	—	179	78,760
Adjustments to net assets allocated to contracts in payment period	—	(64,137)	—	—	(358,308)
Contract charges	(268,935)	(308,232)	(10)	(8,308)	(3,408,097)
Contract terminations:
Surrender benefits	(1,865,362)	(3,912,414)	(6,881)	(271,817)	(18,364,928)
Death benefits	(1,223,611)	(1,429,048)	—	(8,393)	(2,768,126)
Increase (decrease) from contract transactions	(2,652,512)	(6,099,787)	53,160	(631,569)	(6,066,019)
Net assets at beginning of year	39,200,785	60,308,163	82,661	3,206,285	440,901,794
Net assets at end of year	$36,121,418	$53,653,590	$129,788	$2,563,987	$428,004,194

Accumulation unit activity
Units outstanding at beginning of year	32,886,990	50,401,023	78,492	2,188,341	322,932,473
Contract purchase payments	2,734,236	124,823	16,738	24,344	10,093,499
Net transfers(1)	(2,123,055)	(485,457)	41,943	(256,841)	3,394,140
Transfers for policy loans	—	(5,012)	—	120	54,968
Contract charges	(225,549)	(256,369)	(10)	(5,665)	(2,487,458)
Contract terminations:
Surrender benefits	(1,553,313)	(3,255,466)	(7,035)	(186,208)	(13,370,088)
Death benefits	(1,049,350)	(1,190,497)	—	(5,743)	(2,034,763)
Units outstanding at end of year	30,669,959	45,333,045	130,128	1,758,348	318,582,771

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(7,136,303)	$(2,158,735)	$(2,523,469)	$(1,046,057)	$(1,496,938)
Net realized gain (loss) on sales of investments	24,226,892	3,998,856	13,522,542	2,388,942	5,639,469
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27,256,516)	(5,767,751)	(15,320,632)	(2,531,117)	(5,883,327)
Net increase (decrease) in net assets resulting from operations	(10,165,927)	(3,927,630)	(4,321,559)	(1,188,232)	(1,740,796)

Contract transactions
Contract purchase payments	3,877,791	11,547,233	2,684,551	4,164,410	597,670
Net transfers(1)	(1,043,954)	2,658,111	(11,178,250)	(6,110,243)	(4,528,070)
Transfers for policy loans	41,302	(177,309)	31,853	5,307	11,211
Adjustments to net assets allocated to contracts in payment period	(993,891)	(7,708)	—	—	—
Contract charges	(4,623,533)	(1,692,638)	(1,523,391)	(640,855)	(859,355)
Contract terminations:
Surrender benefits	(56,652,351)	(8,251,093)	(20,831,076)	(3,548,987)	(13,940,721)
Death benefits	(8,384,317)	(776,722)	(728,266)	(1,743,056)	(1,587,171)
Increase (decrease) from contract transactions	(67,778,953)	3,299,874	(31,544,579)	(7,873,424)	(20,306,436)
Net assets at beginning of year	789,901,478	215,582,311	286,115,698	103,883,755	165,714,359
Net assets at end of year	$711,956,598	$214,954,555	$250,249,560	$94,822,099	$143,667,127

Accumulation unit activity
Units outstanding at beginning of year	575,830,252	149,301,290	197,395,344	81,667,698	129,152,229
Contract purchase payments	2,808,457	8,025,303	1,838,587	3,271,301	460,591
Net transfers(1)	(1,360,420)	1,759,314	(7,779,122)	(4,800,385)	(3,517,300)
Transfers for policy loans	29,744	(120,443)	23,606	4,079	8,929
Contract charges	(3,349,805)	(1,166,496)	(1,041,091)	(500,787)	(666,260)
Contract terminations:
Surrender benefits	(41,013,959)	(5,687,428)	(14,326,943)	(2,781,048)	(10,818,222)
Death benefits	(6,046,743)	(525,116)	(497,805)	(1,360,973)	(1,237,320)
Units outstanding at end of year	526,897,526	151,586,424	175,612,576	75,499,885	113,382,647

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$946	$1,473	$(59,291)	$(7,128)	$(1,992)
Net realized gain (loss) on sales of investments	(9)	(1,217)	582,151	51,657	(874)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,574)	(3,555)	(1,204,833)	(49,315)	(13,339)
Net increase (decrease) in net assets resulting from operations	(1,637)	(3,299)	(681,973)	(4,786)	(16,205)

Contract transactions
Contract purchase payments	30,112	33,073	65,031	7,270	113,170
Net transfers(1)	18,403	30,765	(341,579)	59,898	906,265
Transfers for policy loans	—	406	4,855	384	1,088
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,069)	—
Contract charges	(2)	(3)	(13,918)	(423)	(2,028)
Contract terminations:
Surrender benefits	(225)	(5,337)	(933,606)	(51,569)	(108,616)
Death benefits	—	—	(47,253)	(10,579)	—
Increase (decrease) from contract transactions	48,288	58,904	(1,266,470)	3,912	909,879
Net assets at beginning of year	6,508	11,179	7,653,392	740,215	1,057,947
Net assets at end of year	$53,159	$66,784	$5,704,949	$739,341	$1,951,621

Accumulation unit activity
Units outstanding at beginning of year	4,999	9,701	2,892,819	367,192	1,052,098
Contract purchase payments	30,251	33,101	27,858	3,508	113,616
Net transfers(1)	18,365	29,906	(168,820)	29,290	903,769
Transfers for policy loans	—	412	1,721	190	1,083
Contract charges	(2)	(3)	(5,636)	(208)	(2,020)
Contract terminations:
Surrender benefits	—	(5,119)	(353,542)	(25,472)	(108,208)
Death benefits	—	—	(17,119)	(4,844)	—
Units outstanding at end of year	53,613	67,998	2,377,281	369,656	1,960,338

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Operations
Investment income (loss) — net	$72,595	$(179,954)	$4,746	$80,076	$(28,659)
Net realized gain (loss) on sales of investments	(37,758)	444,939	119,111	44,124	235,834
Distributions from capital gains	1,213,927	3,372,954	—	—	375,837
Net change in unrealized appreciation or depreciation of investments	(1,321,744)	(3,848,899)	(110,945)	(94,501)	(712,958)
Net increase (decrease) in net assets resulting from operations	(72,980)	(210,960)	12,912	29,699	(129,946)

Contract transactions
Contract purchase payments	189,679	215,341	52,530	44,371	53,945
Net transfers(1)	(443,859)	(676,958)	88,104	101,772	(228,857)
Transfers for policy loans	1,155	(4,834)	(6,466)	727	3,700
Adjustments to net assets allocated to contracts in payment period	(1,014)	(3,918)	—	(1,196)	(5,380)
Contract charges	(14,331)	(15,589)	(1,457)	(4,023)	(1,565)
Contract terminations:
Surrender benefits	(1,733,007)	(2,208,431)	(292,388)	(227,676)	(317,508)
Death benefits	(76,793)	(323,443)	—	(5,407)	(81,221)
Increase (decrease) from contract transactions	(2,078,170)	(3,017,832)	(159,677)	(91,432)	(576,886)
Net assets at beginning of year	14,312,920	21,190,773	2,369,115	2,512,024	3,991,768
Net assets at end of year	$12,161,770	$17,961,981	$2,222,350	$2,450,291	$3,284,936

Accumulation unit activity
Units outstanding at beginning of year	6,700,023	7,890,448	1,156,996	1,950,786	1,750,737
Contract purchase payments	85,105	75,731	25,122	33,273	24,680
Net transfers(1)	(250,158)	(208,013)	44,532	80,109	(107,642)
Transfers for policy loans	1,890	(1,243)	(3,378)	544	1,517
Contract charges	(6,451)	(5,692)	(701)	(3,127)	(701)
Contract terminations:
Surrender benefits	(807,374)	(778,810)	(141,411)	(158,496)	(137,645)
Death benefits	(33,854)	(122,960)	—	(3,813)	(35,905)
Units outstanding at end of year	5,689,181	6,849,461	1,081,160	1,899,276	1,495,041

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(34,310)	$12,392
Net realized gain (loss) on sales of investments	142,903	(19,921)
Distributions from capital gains	464,118	—
Net change in unrealized appreciation or depreciation of investments	(677,795)	(14,631)
Net increase (decrease) in net assets resulting from operations	(105,084)	(22,160)

Contract transactions
Contract purchase payments	130,281	19,460
Net transfers(1)	(161,599)	(16,608)
Transfers for policy loans	417	—
Adjustments to net assets allocated to contracts in payment period	—	—
Contract charges	(1,803)	(22)
Contract terminations:
Surrender benefits	(439,400)	(9,630)
Death benefits	(2,750)	—
Increase (decrease) from contract transactions	(474,854)	(6,800)
Net assets at beginning of year	3,808,345	280,605
Net assets at end of year	$3,228,407	$251,645

Accumulation unit activity
Units outstanding at beginning of year	1,715,195	282,467
Contract purchase payments	56,391	20,429
Net transfers(1)	(69,640)	(20,514)
Transfers for policy loans	180	—
Contract charges	(789)	(22)
Contract terminations:
Surrender benefits	(192,774)	(9,862)
Death benefits	(1,170)	—
Units outstanding at end of year	1,507,393	272,498

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage) and RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2016, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Division	Fund
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate VIP Fund – Class 2)
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income VIP Fund – Class 2)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Franklin Mutual Shares VIP Fund – Class 2)
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value VIP Fund – Class 2)
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond VIP Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Res, Serv	Janus Aspen Series Research Portfolio: Service Shares (previously Janus Aspen Series Janus Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(1),(5)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (previously Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares)
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (previously Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S))
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S))
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2)
VP Loomis Sayles Gro, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund (Class 1)(2),(6)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	69

Division	Fund
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)(3)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)(4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
(3)	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
(4)	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
(5)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.
(6)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2016.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2017. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after Dec. 15, 2015 and interim periods within those fiscal years. The Account adopted the standard on Jan. 1, 2016. There was no impact of the standard to the Account’s financial condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage and RAVA Select contracts.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	71

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2016 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$56,084
AB VPS Global Thematic Gro, Cl B	54,231
AB VPS Gro & Inc, Cl B	556,719
AB VPS Intl Val, Cl B	420,215
ALPS Alerian Engy Infr, Class III	1,211,595
AC VP Intl, Cl II	52,683
AC VP Mid Cap Val, Cl II	941,636
AC VP Ultra, Cl II	511,672
AC VP Val, Cl II	1,615,625
BlackRock Global Alloc, Cl III	775,904
Calvert VP SRI Bal, Cl I	75,966
Col VP Bal, Cl 3	5,518,390
Col VP Commodity Strategy, Cl 2	206,343
Col VP Contrarian Core, Cl 2	727,844
Col VP Disciplined Core, Cl 3	521,699
Col VP Div Abs Return, Cl 2	11,978
Col VP Divd Opp, Cl 3	1,053,923
Col VP Emerg Mkts Bond, Cl 2	201,802
Col VP Emer Mkts, Cl 3	769,324
Col VP Global Bond, Cl 3	484,540
Col VP Govt Money Mkt, Cl 3	4,698,722
Col VP Hi Yield Bond, Cl 3	1,381,384
Col VP Inc Opp, Cl 3	6,193,311
Col VP Inter Bond, Cl 3	2,610,319
Col VP Lg Cap Gro, Cl 3	209,403
Col VP Lg Cap Index, Cl 3	4,164,552
Col VP Limited Duration Cr, Cl 2	1,200,202
Col VP Long Govt/Cr Bond, Cl 2	447,247
Col VP Man Vol Conserv, Cl 2	21,620,355
Col VP Man Vol Conserv Gro, Cl 2	24,506,902
Col VP Man Vol Gro, Cl 2	66,041,525
Col VP Man Vol Mod Gro, Cl 2	104,521,414
Col VP Mid Cap Gro, Cl 3	155,280
Col VP Mid Cap Val, Cl 3	73,665
Col VP Select Intl Eq, Cl 3	1,798,920
Col VP Select Lg Cap Val, Cl 3	97,920
Col VP Select Sm Cap Val, Cl 3	69,003
Col VP US Govt Mtge, Cl 3	538,269
CS Commodity Return	117,997
Deutsche Alt Asset Alloc VIP, Cl B	160,825
EV VT Floating-Rate Inc, Init Cl	727,606
Fid VIP Contrafund, Serv Cl 2	4,730,908
Fid VIP Gro & Inc, Serv Cl 2	935,109
Fid VIP Mid Cap, Serv Cl 2	2,975,752
Fid VIP Overseas, Serv Cl 2	285,657
Fid VIP Strategic Inc, Serv Cl 2	682,352
Frank Global Real Est, Cl 2	363,031
Frank Inc, Cl 2	294,310

Division	Purchases
Frank Mutual Shares, Cl 2	$1,954,836
Frank Sm Cap Val, Cl 2	1,888,340
Temp Global Bond, Cl 2	255,796
GS VIT Mid Cap Val, Inst	249,870
GS VIT Multi-Strategy Alt, Advisor	42,885
GS VIT U.S. Eq Insights, Inst	345,838
Invesco VI Am Fran, Ser II	318,860
Invesco VI Bal Risk Alloc, Ser II	394,572
Invesco VI Comstock, Ser II	858,634
Invesco VI Div Divd, Ser I	535,352
Invesco VI Global Hlth, Ser II	721,712
Invesco VI Intl Gro, Ser II	633,279
Invesco VI Mid Cap Gro, Ser I	411,847
Invesco VI Tech, Ser I	99,576
Ivy VIP Asset Strategy	77,875
Janus Aspen Flex Bond, Serv	297,616
Janus Aspen Gbl Alloc Mod, Serv	110,670
Janus Aspen Global Tech, Serv	71,783
Janus Aspen Res, Serv	556,477
Janus Aspen Overseas, Serv	140,650
Lazard Ret Global Dyn MA, Serv	123,853
MFS Mass Inv Gro Stock, Serv Cl	650,023
MFS New Dis, Serv Cl	162,373
MFS Utilities, Serv Cl	901,447
MS VIF Global Real Est, Cl II	281,728
MS VIF Mid Cap Gro, Cl II	188,941
NB AMT US Eq Index PW Strat, Cl S	97,448
NB AMT Intl Eq, Cl S	136,963
Oppen Global VA, Serv	1,168,823
Oppen Global Strategic Inc VA, Srv	1,449,993
Oppen Main St Sm Cap VA, Serv	835,178
PIMCO VIT All Asset, Advisor Cl	402,348
PIMCO VIT Glb MA Man Alloc, Adv Cl	5,071
PIMCO VIT Tot Return, Advisor Cl	389,636
Put VT Global Hlth Care, Cl IB	273,643
Put VT Intl Eq, Cl IB	42,632
Put VT Multi-Cap Gro, Cl IB	91,522
VanEck VIP Global Gold, Cl S	216,543
VP Aggr, Cl 2	4,114,293
VP Aggr, Cl 4	3,215,372
VP AQR Man Fut Strategy, Cl 2	253,408
VP BR Gl Infl Prot Sec, Cl 3	328,273
VP Conserv, Cl 2	10,409,539
VP Conserv, Cl 4	12,519,948
VP Lazard Intl Eq Adv, Cl 2	290,921
VP Loomis Sayles Gro, Cl 1	8,721,775
VP MFS Blended Res Core Eq, Cl 3	64,469
VP Mod, Cl 2	25,079,506

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Division	Purchases
VP Mod, Cl 4	$10,515,327
VP Mod Aggr, Cl 2	15,283,362
VP Mod Aggr, Cl 4	6,744,478
VP Mod Conserv, Cl 2	7,194,572
VP Mod Conserv, Cl 4	5,735,041
VP Multi-Mgr Div Inc, Cl 2	1,425
VP Multi-Mgr Int Rate Adapt, Cl 2	32,948
VP Ptnrs Sm Cap Val, Cl 3	218,414
VP Vty Sycamore Estb Val, Cl 3	222,394

Division	Purchases
VP WF Short Duration Govt, Cl 2	$1,236,242
Wanger Intl	1,546,889
Wanger USA	5,043,705
WF VT Index Asset Alloc, Cl 2	290,491
WF VT Intl Eq, Cl 2	395,686
WF VT Opp, Cl 2	687,039
WF VT Sm Cap Gro, Cl 2	482,315
WA Var Global Hi Yd Bond, Cl II	99,471

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.12	$1.41	$2.06	$1.15	$1.03
0.75%	1.11	1.37	2.10	1.73	1.02
0.85%	1.11	1.48	1.87	0.84	1.02
0.95%	1.10	1.34	2.03	1.68	1.01
1.00%	1.10	1.34	2.58	1.86	1.01
1.05%	1.10	1.45	1.83	0.82	1.01
1.10%	1.10	1.44	1.82	0.82	1.01
1.15%	1.09	—	—	—	1.01
1.20%	1.09	1.31	2.51	1.81	1.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.09	1.42	1.80	0.80	1.00
1.30%	1.09	1.41	1.79	0.80	1.00
1.35%	1.09	—	—	—	1.00
1.40%	1.08	—	—	—	1.00
1.45%	1.08	1.39	1.76	0.79	0.99
1.50%	1.08	—	—	—	0.99
1.55%	1.08	—	—	—	0.99
1.60%	1.08	—	—	—	0.99
1.65%	1.07	—	—	—	0.99
1.70%	1.07	—	—	—	0.98
1.75%	1.07	—	—	—	0.98
1.80%	1.07	—	—	—	0.98
1.85%	1.07	—	—	—	0.98

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	73

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$1.60	$2.11	$1.98	$2.24	$1.21
0.75%	1.52	2.07	1.93	2.74	1.20
0.85%	—	2.56	2.11	1.99	1.19
0.95%	1.48	2.03	1.89	2.65	1.19
1.00%	1.96	2.02	1.88	2.91	1.18
1.05%	—	2.51	2.06	1.95	1.18
1.10%	—	2.50	2.05	1.94	1.18
1.15%	—	—	—	1.71	1.18
1.20%	1.89	1.98	1.84	2.83	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.46	2.02	1.91	1.17
1.30%	—	2.44	2.01	1.90	1.17
1.35%	—	—	—	2.12	1.17
1.40%	—	—	—	1.69	1.16
1.45%	—	2.41	1.98	1.87	1.16
1.50%	—	—	—	1.43	1.07
1.55%	—	—	—	2.09	1.15
1.60%	—	—	—	2.08	1.15
1.65%	—	—	—	1.67	1.15
1.70%	—	—	—	2.07	1.15
1.75%	—	—	—	1.42	1.06
1.80%	—	—	—	1.65	1.14
1.85%	—	—	—	1.41	1.06

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.71	$1.92	$0.61	$1.50	$2.05
0.75%	1.56	1.73	0.61	1.49	1.45
0.85%	—	1.74	0.61	1.49	1.85
0.95%	1.51	1.68	0.61	1.48	1.40
1.00%	1.93	2.22	0.60	1.48	2.34
1.05%	—	1.70	0.60	1.48	1.81
1.10%	—	1.69	0.60	1.47	1.80
1.15%	—	1.44	0.60	1.47	—
1.20%	1.87	2.16	0.60	1.47	2.28
1.25%	—	—	—	—	—
1.25%	—	1.66	—	—	1.78
1.25%	—	—	—	—	—
1.25%	—	2.59	—	—	2.32
1.25%	—	—	0.60	1.46	—
1.30%	—	1.65	0.60	1.46	1.77
1.35%	—	1.78	0.60	1.46	—
1.40%	—	1.42	0.60	1.46	—
1.45%	—	1.63	0.59	1.45	1.74
1.50%	—	1.26	0.59	1.45	—
1.55%	—	1.76	0.59	1.45	—
1.60%	—	1.75	0.59	1.45	—
1.65%	—	1.40	0.59	1.44	—
1.70%	—	1.74	0.59	1.44	—
1.75%	—	1.25	0.59	1.44	—
1.80%	—	1.39	0.59	1.43	—
1.85%	—	1.25	0.59	1.43	—

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$0.89	$2.13	$0.99	$2.11	$1.20
0.75%	0.88	2.64	0.98	2.66	1.67
0.85%	0.88	1.67	0.98	1.38	1.16
0.95%	0.87	2.56	0.98	2.57	1.62
1.00%	0.87	3.13	0.98	3.19	1.40
1.05%	0.87	1.63	0.97	1.35	1.14
1.10%	0.87	1.63	0.97	1.35	1.13
1.15%	0.87	—	0.97	—	—
1.20%	0.86	3.04	0.97	3.10	1.36
1.25%	—	2.46	—	1.73	—
1.25%	—	1.60	—	1.33	1.12
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.59
1.25%	0.86	—	0.97	—	—
1.30%	0.86	1.59	0.96	1.32	1.11
1.35%	0.86	—	0.96	—	—
1.40%	0.86	—	0.96	—	—
1.45%	0.86	1.57	0.96	1.30	1.09
1.50%	0.86	—	0.96	—	—
1.55%	0.85	—	0.96	—	—
1.60%	0.85	—	0.95	—	—
1.65%	0.85	—	0.95	—	—
1.70%	0.85	—	0.95	—	—
1.75%	0.85	—	0.95	—	—
1.80%	0.85	—	0.95	—	—
1.85%	0.84	—	0.94	—	—

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.08	$2.16	$2.06	$1.51	$2.05
0.75%	1.10	2.58	2.01	1.81	0.97
0.85%	1.00	1.94	1.90	1.44	1.86
0.95%	1.06	2.51	1.96	1.75	0.94
1.00%	1.01	2.86	1.95	1.56	2.28
1.05%	0.98	1.90	1.86	1.41	1.82
1.10%	0.98	1.89	1.85	1.40	1.82
1.15%	—	—	—	—	—
1.20%	0.98	2.77	1.90	1.51	2.21
1.25%	—	—	—	—	—
1.25%	0.96	1.87	—	1.38	—
1.25%	—	—	—	—	—
1.25%	1.18	2.60	—	1.88	—
1.25%	—	—	1.82	—	1.79
1.30%	0.96	1.85	1.81	1.37	1.78
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	0.94	1.83	1.79	1.35	1.75
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	75

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.55%	$2.17	$0.96	$1.01	$1.05	$1.05
0.75%	1.77	0.96	1.01	1.04	1.05
0.85%	1.98	1.09	1.00	1.04	1.04
0.95%	1.71	1.08	1.00	1.04	1.08
1.00%	2.64	0.95	1.00	1.03	1.04
1.05%	1.94	1.07	1.00	1.04	1.07
1.10%	1.93	1.07	0.99	1.04	1.07
1.15%	1.64	1.02	0.99	1.04	1.07
1.20%	2.57	1.06	0.99	1.03	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.90	0.95	0.99	0.97	0.96
1.30%	1.89	1.05	0.99	1.03	1.06
1.35%	2.14	1.05	0.98	1.03	1.06
1.40%	1.63	1.01	0.98	1.03	1.06
1.45%	1.86	1.04	0.98	1.02	1.06
1.50%	1.42	0.98	0.98	1.02	1.05
1.55%	2.11	1.04	0.98	1.02	1.05
1.60%	2.10	1.03	0.98	1.02	1.05
1.65%	1.61	1.00	0.97	1.02	1.05
1.70%	2.09	1.03	0.97	1.02	1.05
1.75%	1.41	0.97	0.97	1.01	1.04
1.80%	1.59	0.99	0.97	1.01	1.04
1.85%	1.40	0.97	0.97	1.01	1.04

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
0.55%	$1.06	$1.06	$1.99	$2.19	$1.55
0.75%	1.06	1.05	2.09	2.40	1.10
0.85%	1.05	1.05	1.92	1.96	1.19
0.95%	1.14	1.19	2.03	2.34	1.07
1.00%	1.05	1.05	2.33	2.33	2.00
1.05%	1.13	1.18	1.88	1.92	1.16
1.10%	1.13	1.10	1.87	1.91	1.16
1.15%	1.13	1.18	—	—	—
1.20%	1.13	1.17	2.27	2.27	1.95
1.25%	—	—	—	—	—
1.25%	—	—	1.84	—	1.14
1.25%	—	—	1.57	—	—
1.25%	—	—	—	—	1.42
1.25%	0.94	0.95	—	1.88	—
1.30%	1.12	1.17	1.83	1.87	1.13
1.35%	1.12	1.09	—	—	—
1.40%	1.12	1.16	—	—	—
1.45%	1.12	1.16	1.80	1.84	1.11
1.50%	1.11	1.08	—	—	—
1.55%	1.11	1.15	—	—	—
1.60%	1.11	1.08	—	—	—
1.65%	1.11	1.15	—	—	—
1.70%	1.11	1.15	—	—	—
1.75%	1.10	1.07	—	—	—
1.80%	1.10	1.14	—	—	—
1.85%	1.10	1.07	—	—	—

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	$2.24	$2.22	$1.23	$0.53	$1.00
0.75%	2.19	2.60	1.37	0.52	0.99
0.85%	1.98	2.04	1.16	0.53	0.99
0.95%	2.14	2.52	1.33	0.51	0.98
1.00%	2.12	3.39	1.16	0.51	0.98
1.05%	1.94	2.00	1.14	0.52	0.98
1.10%	1.93	1.99	1.13	0.51	0.98
1.15%	—	—	—	—	0.97
1.20%	2.07	3.29	1.13	0.50	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.90	1.96	1.11	0.51	0.97
1.30%	1.89	1.95	1.11	0.50	0.97
1.35%	—	—	—	—	0.96
1.40%	—	—	—	—	0.96
1.45%	1.86	1.92	1.09	0.50	0.96
1.50%	—	—	—	—	0.93
1.55%	—	—	—	—	0.96
1.60%	—	—	—	—	0.95
1.65%	—	—	—	—	0.95
1.70%	—	—	—	—	0.95
1.75%	—	—	—	—	0.92
1.80%	—	—	—	—	0.94
1.85%	—	—	—	—	0.91

Subaccount	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
0.55%	$1.41	$1.86	$2.15	$2.66	$1.50
0.75%	1.38	1.82	2.20	3.87	1.65
0.85%	1.36	1.95	—	2.09	1.16
0.95%	1.35	1.78	2.13	3.76	1.60
1.00%	1.35	1.77	2.49	4.02	2.02
1.05%	1.33	1.91	—	2.04	1.14
1.10%	1.33	1.90	—	2.03	1.13
1.15%	—	1.54	—	1.53	—
1.20%	1.32	1.74	2.42	3.91	1.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.87	—	2.00	1.12
1.30%	1.30	1.86	—	1.99	1.11
1.35%	—	1.98	—	1.85	—
1.40%	—	1.52	—	1.51	—
1.45%	1.28	1.83	—	1.96	1.09
1.50%	—	1.36	—	1.36	—
1.55%	—	1.95	—	1.83	—
1.60%	—	1.95	—	1.82	—
1.65%	—	1.50	—	1.49	—
1.70%	—	1.94	—	1.81	—
1.75%	—	1.35	—	1.35	—
1.80%	—	1.49	—	1.48	—
1.85%	—	1.35	—	1.34	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	77

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
0.55%	$1.06	$1.26	$1.17	$2.00	$2.52
0.75%	1.05	2.33	1.16	2.19	4.21
0.85%	1.05	1.06	1.16	1.63	2.14
0.95%	1.05	2.25	1.15	2.13	4.08
1.00%	1.04	2.03	1.15	2.49	3.68
1.05%	1.04	1.03	1.15	1.60	2.09
1.10%	1.04	1.03	1.15	1.59	2.08
1.15%	1.04	—	1.14	1.52	1.69
1.20%	1.04	1.97	1.14	2.42	3.58
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.04	1.01	1.14	1.57	2.05
1.30%	1.03	1.01	1.14	1.56	2.04
1.35%	1.03	—	1.14	1.77	2.26
1.40%	1.03	—	1.13	1.50	1.67
1.45%	1.03	0.99	1.13	1.53	2.01
1.50%	1.03	—	1.13	1.29	1.44
1.55%	1.02	—	1.13	1.74	2.23
1.60%	1.02	—	1.13	1.74	2.22
1.65%	1.02	—	1.12	1.49	1.65
1.70%	1.02	—	1.12	1.73	2.21
1.75%	1.02	—	1.12	1.28	1.43
1.80%	1.01	—	1.12	1.48	1.64
1.85%	1.01	—	1.12	1.28	1.43

Subaccount	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
0.55%	$0.97	$2.40	$0.91	$2.07	$1.53
0.75%	0.96	4.17	0.91	1.77	1.52
0.85%	0.96	—	0.91	1.85	1.51
0.95%	0.96	4.03	0.90	1.72	1.50
1.00%	0.95	3.37	0.90	2.62	1.50
1.05%	0.95	—	0.90	1.82	1.50
1.10%	0.95	—	0.90	1.81	1.49
1.15%	0.95	—	0.90	—	—
1.20%	0.95	3.28	0.90	2.55	1.49
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.94	—	0.90	1.78	1.48
1.30%	0.94	—	0.90	1.77	1.48
1.35%	0.94	—	0.90	—	—
1.40%	0.94	—	0.89	—	—
1.45%	0.94	—	0.89	1.74	1.47
1.50%	0.94	—	0.89	—	—
1.55%	0.93	—	0.89	—	—
1.60%	0.93	—	0.89	—	—
1.65%	0.93	—	0.89	—	—
1.70%	0.93	—	0.89	—	—
1.75%	0.93	—	0.89	—	—
1.80%	0.93	—	0.89	—	—
1.85%	0.92	—	0.88	—	—

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$1.09	$2.06	$1.84	$1.96	$1.67
0.75%	1.08	2.01	1.82	1.92	1.64
0.85%	1.08	1.83	—	2.01	1.43
0.95%	1.08	1.96	1.80	1.88	1.60
1.00%	1.07	1.95	1.79	1.87	1.59
1.05%	1.07	1.79	—	1.97	1.40
1.10%	1.07	1.78	—	1.95	1.39
1.15%	1.07	—	—	—	—
1.20%	1.07	1.90	1.77	1.83	1.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.75	—	1.92	1.37
1.30%	1.06	1.74	—	1.91	1.36
1.35%	1.06	—	—	—	—
1.40%	1.06	—	—	—	—
1.45%	1.06	1.72	—	1.88	1.34
1.50%	1.05	—	—	—	—
1.55%	1.05	—	—	—	—
1.60%	1.05	—	—	—	—
1.65%	1.05	—	—	—	—
1.70%	1.05	—	—	—	—
1.75%	1.04	—	—	—	—
1.80%	1.04	—	—	—	—
1.85%	1.04	—	—	—	—

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	$—	$1.94	$1.00	$1.04	$1.21
0.75%	1.43	1.32	1.00	1.03	1.20
0.85%	—	—	0.99	1.03	1.19
0.95%	1.42	1.28	0.99	1.02	1.19
1.00%	1.42	2.44	0.99	1.02	1.19
1.05%	—	—	0.98	1.02	1.18
1.10%	—	—	0.98	1.02	1.18
1.15%	—	—	0.98	1.01	1.18
1.20%	1.40	2.37	0.98	1.01	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.98	1.01	1.17
1.30%	—	—	0.98	1.01	1.17
1.35%	—	—	0.97	1.01	1.17
1.40%	—	—	0.97	1.01	1.16
1.45%	—	—	0.97	1.00	1.16
1.50%	—	—	0.97	1.00	1.06
1.55%	—	—	0.97	1.00	1.16
1.60%	—	—	0.96	1.00	1.15
1.65%	—	—	0.96	1.00	1.15
1.70%	—	—	0.96	0.99	1.15
1.75%	—	—	0.96	0.99	1.05
1.80%	—	—	0.96	0.99	1.14
1.85%	—	—	0.96	0.99	1.05

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	79

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	$—	$1.63	$—	$1.17	$1.03
0.75%	1.05	1.60	1.21	1.16	1.03
0.85%	—	1.58	—	1.16	1.03
0.95%	1.02	1.57	1.17	1.15	1.02
1.00%	3.64	1.56	2.36	1.15	1.02
1.05%	—	1.55	—	1.15	1.02
1.10%	—	1.54	—	1.15	1.02
1.15%	—	1.49	—	1.14	—
1.20%	3.54	1.53	2.29	1.14	1.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.52	—	1.14	1.02
1.30%	—	1.51	—	1.14	1.02
1.35%	—	1.86	—	1.14	—
1.40%	—	1.47	—	1.13	—
1.45%	—	1.49	—	1.13	1.01
1.50%	—	1.35	—	1.13	—
1.55%	—	1.84	—	1.13	—
1.60%	—	1.83	—	1.13	—
1.65%	—	1.45	—	1.12	—
1.70%	—	1.82	—	1.12	—
1.75%	—	1.34	—	1.12	—
1.80%	—	1.44	—	1.12	—
1.85%	—	1.33	—	1.11	—

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.55%	$2.39	$2.80	$1.42	$1.54	$0.92
0.75%	1.79	3.05	1.39	1.50	0.92
0.85%	—	2.05	1.40	1.73	0.91
0.95%	1.73	2.96	1.36	1.47	0.91
1.00%	2.87	4.31	1.35	1.47	0.91
1.05%	—	2.01	1.37	1.69	0.91
1.10%	—	2.00	1.37	1.68	0.91
1.15%	—	1.31	—	1.06	0.91
1.20%	2.79	4.28	1.32	1.43	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.97	1.34	1.66	0.91
1.30%	—	1.96	1.34	1.65	0.90
1.35%	—	1.67	—	1.40	0.90
1.40%	—	1.30	—	1.05	0.90
1.45%	—	1.93	1.32	1.62	0.90
1.50%	—	1.08	—	1.03	0.90
1.55%	—	1.65	—	1.39	0.90
1.60%	—	1.64	—	1.38	0.90
1.65%	—	1.28	—	1.04	0.90
1.70%	—	1.63	—	1.37	0.90
1.75%	—	1.07	—	1.02	0.89
1.80%	—	1.27	—	1.03	0.89
1.85%	—	1.06	—	1.02	0.89

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	$1.06	$2.03	$1.61	$2.53	$1.49
0.75%	1.04	1.98	1.57	2.47	1.46
0.85%	1.17	1.64	1.50	2.17	1.45
0.95%	1.02	1.94	1.54	2.41	1.43
1.00%	1.01	1.93	1.53	2.39	1.42
1.05%	1.14	1.61	1.47	2.13	1.42
1.10%	1.14	1.60	1.46	2.11	1.41
1.15%	—	1.39	0.99	1.71	1.06
1.20%	0.99	1.88	1.49	2.34	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	1.58	1.44	2.08	1.39
1.30%	1.11	1.57	1.43	2.07	1.38
1.35%	—	1.62	0.99	2.25	1.18
1.40%	—	1.37	0.98	1.69	1.05
1.45%	1.10	1.54	1.41	2.04	1.36
1.50%	—	1.17	0.98	1.43	0.96
1.55%	—	1.60	0.98	2.22	1.17
1.60%	—	1.60	0.98	2.21	1.16
1.65%	—	1.35	0.97	1.67	1.04
1.70%	—	1.59	0.97	2.20	1.15
1.75%	—	1.16	0.97	1.42	0.95
1.80%	—	1.34	0.97	1.66	1.03
1.85%	—	1.15	0.97	1.41	0.94

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB
0.55%	$1.01	$1.02	$2.51	$1.39	$2.02
0.75%	1.00	1.01	2.29	1.49	1.99
0.85%	1.00	1.01	—	—	—
0.95%	0.99	1.00	2.22	1.44	1.97
1.00%	0.99	1.00	2.71	1.81	1.96
1.05%	0.99	1.00	—	—	—
1.10%	0.98	0.99	—	—	—
1.15%	0.98	0.99	—	—	—
1.20%	0.98	0.99	2.63	1.76	1.94
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	0.99	—	—	—
1.30%	0.98	0.99	—	—	—
1.35%	0.97	0.99	—	—	—
1.40%	0.97	0.99	—	—	—
1.45%	0.97	0.98	—	—	—
1.50%	0.94	0.98	—	—	—
1.55%	0.96	0.98	—	—	—
1.60%	0.96	0.98	—	—	—
1.65%	0.96	0.98	—	—	—
1.70%	0.96	0.97	—	—	—
1.75%	0.93	0.97	—	—	—
1.80%	0.95	0.97	—	—	—
1.85%	0.93	0.97	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	81

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	$0.80	$1.61	$1.61	$1.02	$1.52
0.75%	0.79	1.58	1.59	1.01	1.48
0.85%	0.79	1.57	1.58	1.00	1.43
0.95%	0.79	1.56	1.57	1.00	1.45
1.00%	0.78	1.56	1.56	1.00	1.44
1.05%	0.78	1.55	1.56	1.00	1.40
1.10%	0.78	1.55	1.55	0.99	1.39
1.15%	0.78	1.31	—	0.99	—
1.20%	0.78	1.54	1.54	0.99	1.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.78	1.53	1.54	0.99	1.37
1.30%	0.78	1.53	1.53	0.99	1.36
1.35%	0.77	1.58	—	0.99	—
1.40%	0.77	1.30	—	0.98	—
1.45%	0.77	1.51	1.51	0.98	1.34
1.50%	0.77	1.18	—	0.98	—
1.55%	0.77	1.56	—	0.98	—
1.60%	0.77	1.56	—	0.98	—
1.65%	0.77	1.28	—	0.97	—
1.70%	0.76	1.55	—	0.97	—
1.75%	0.76	1.17	—	0.97	—
1.80%	0.76	1.27	—	0.97	—
1.85%	0.76	1.16	—	0.97	—

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
0.55%	$1.25	$1.25	$1.04	$1.06	$1.62
0.75%	1.23	1.23	1.03	1.06	1.59
0.85%	1.22	1.22	1.02	1.06	1.62
0.95%	1.21	1.21	1.02	1.06	1.55
1.00%	1.21	1.21	1.02	1.06	1.55
1.05%	1.21	1.21	1.02	1.06	1.58
1.10%	1.20	1.20	1.01	1.06	1.58
1.15%	1.09	—	1.01	—	—
1.20%	1.19	1.19	1.01	1.06	1.51
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	1.19	1.01	1.06	1.55
1.30%	1.19	1.19	1.01	1.05	1.54
1.35%	1.19	—	1.01	—	—
1.40%	1.08	—	1.00	—	—
1.45%	1.17	1.17	1.00	1.05	1.52
1.50%	1.03	—	1.00	—	—
1.55%	1.17	—	1.00	—	—
1.60%	1.17	—	1.00	—	—
1.65%	1.07	—	0.99	—	—
1.70%	1.16	—	0.99	—	—
1.75%	1.02	—	0.99	—	—
1.80%	1.06	—	0.99	—	—
1.85%	1.01	—	0.99	—	—

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$1.44	$1.44	$1.52	$1.52	$1.34
0.75%	1.42	1.42	1.50	1.50	1.32
0.85%	1.41	1.41	1.49	1.49	1.31
0.95%	1.40	1.40	1.48	1.48	1.30
1.00%	1.39	1.40	1.48	1.48	1.30
1.05%	1.39	1.39	1.47	1.47	1.29
1.10%	1.38	1.39	1.47	1.47	1.29
1.15%	1.20	—	1.25	—	1.14
1.20%	1.37	1.38	1.46	1.46	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	1.37	1.45	1.45	1.28
1.30%	1.37	1.37	1.45	1.45	1.27
1.35%	1.38	—	1.48	—	1.28
1.40%	1.19	—	1.24	—	1.13
1.45%	1.35	1.35	1.43	1.43	1.26
1.50%	1.10	—	1.13	—	1.06
1.55%	1.36	—	1.46	—	1.26
1.60%	1.36	—	1.45	—	1.26
1.65%	1.17	—	1.22	—	1.12
1.70%	1.35	—	1.44	—	1.25
1.75%	1.09	—	1.12	—	1.05
1.80%	1.16	—	1.21	—	1.11
1.85%	1.08	—	1.12	—	1.05

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	$1.34	$1.05	$1.02	$2.35	$2.56
0.75%	1.32	1.05	1.02	3.32	2.50
0.85%	1.32	1.05	1.02	2.00	2.32
0.95%	1.31	1.04	1.01	3.22	2.44
1.00%	1.30	1.04	1.01	3.43	2.42
1.05%	1.30	1.04	1.01	1.96	2.27
1.10%	1.29	1.04	1.01	1.95	2.26
1.15%	—	1.04	1.01	—	—
1.20%	1.28	1.04	1.01	3.33	2.36
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.28	1.04	1.01	1.92	2.23
1.30%	1.28	1.03	1.00	1.91	2.21
1.35%	—	1.03	1.00	—	—
1.40%	—	1.03	1.00	—	—
1.45%	1.26	1.03	1.00	1.88	2.18
1.50%	—	1.03	1.00	—	—
1.55%	—	1.03	1.00	—	—
1.60%	—	1.03	1.00	—	—
1.65%	—	1.03	1.00	—	—
1.70%	—	1.02	0.99	—	—
1.75%	—	1.02	0.99	—	—
1.80%	—	1.02	0.99	—	—
1.85%	—	1.02	0.99	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	83

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	$1.00	$2.40	$2.39	$—	$1.49
0.75%	0.99	2.22	3.51	2.19	1.45
0.85%	1.00	1.61	2.11	—	1.14
0.95%	1.00	2.15	3.39	2.13	1.42
1.00%	0.99	4.07	3.60	2.44	1.41
1.05%	0.99	1.57	2.06	—	1.11
1.10%	0.99	1.56	2.05	—	1.11
1.15%	0.97	—	—	—	—
1.20%	0.98	3.96	3.50	2.35	1.38
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	1.54	2.02	—	1.09
1.30%	0.97	1.53	2.01	—	1.08
1.35%	0.97	—	—	—	—
1.40%	0.96	—	—	—	—
1.45%	0.96	1.51	1.98	—	1.07
1.50%	0.96	—	—	—	—
1.55%	0.96	—	—	—	—
1.60%	0.96	—	—	—	—
1.65%	0.95	—	—	—	—
1.70%	0.95	—	—	—	—
1.75%	0.95	—	—	—	—
1.80%	0.94	—	—	—	—
1.85%	0.94	—	—	—	—

Subaccount			WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%			$2.35	$2.49	$1.07
0.75%			2.53	2.25	1.06
0.85%			2.13	2.29	1.06
0.95%			2.45	2.18	1.05
1.00%			3.19	3.60	1.05
1.05%			2.08	2.25	1.05
1.10%			2.07	2.23	1.05
1.15%			1.52	1.38	1.04
1.20%			3.10	3.50	1.04
1.25%			—	—	—
1.25%			—	—	—
1.25%			—	—	—
1.25%			—	—	—
1.25%			2.04	2.20	1.04
1.30%			2.03	2.19	1.04
1.35%			1.94	1.87	1.04
1.40%			1.50	1.36	1.03
1.45%			2.00	2.15	1.03
1.50%			1.34	1.32	1.03
1.55%			1.91	1.85	1.03
1.60%			1.91	1.84	1.03
1.65%			1.48	1.35	1.02
1.70%			1.90	1.83	1.02
1.75%			1.33	1.31	1.02
1.80%			1.47	1.34	1.02
1.85%			1.32	1.31	1.02

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	—	—	—	16,283	79,932
0.75%	6,899	117,847	1,102,598	1,683,951	363,392
0.85%	8,948	259,280	199,869	1,093,315	515,616
0.95%	35,658	78,113	729,514	936,766	774,406
1.00%	—	1,935	61,844	225,059	98,270
1.05%	20,794	181,569	168,294	445,455	241,083
1.10%	220,668	10,795	31,967	194,556	143,170
1.15%	—	—	—	—	15,055
1.20%	16,596	3,691	49,948	138,878	155,802
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,161	433	33,169	11,419
1.30%	—	3,704	48,798	104,261	146,243
1.35%	4,457	—	—	—	85,858
1.40%	—	—	—	—	—
1.45%	567	—	14,978	3,562	797
1.50%	—	—	—	—	1,378
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	314,587	663,095	2,408,243	4,875,255	2,632,421

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	—	72	—	14,494	22,078
0.75%	374,131	280,757	236,435	1,502,966	609,710
0.85%	—	705,427	213,962	1,615,316	308,814
0.95%	239,359	376,055	228,453	1,715,826	638,450
1.00%	48,590	62,953	31,421	210,245	251,294
1.05%	—	393,354	463,326	752,904	404,903
1.10%	—	49,382	1,774	201,115	433,705
1.15%	—	—	—	—	36,615
1.20%	23,412	29,654	30,733	224,388	259,140
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,049	794	21,676	11,407
1.30%	—	36,738	—	192,427	235,809
1.35%	—	—	—	82,866	92,120
1.40%	—	—	—	—	7,324
1.45%	—	15,369	491	11,253	6,651
1.50%	—	—	—	30,286	9,083
1.55%	—	—	—	—	—
1.60%	—	—	—	4,770	26,219
1.65%	—	—	—	—	—
1.70%	—	—	—	—	9,164
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	685,492	1,953,810	1,207,389	6,580,532	3,362,486

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	85

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	—	8,047	18,770	—	2,314
0.75%	426,521	1,456,734	162	116,026	3,053,562
0.85%	—	919,227	112,044	142,938	134,495
0.95%	270,374	1,506,795	35,227	299,629	1,414,282
1.00%	12,430	481,436	—	27,328	194,445
1.05%	—	560,095	37,551	39,000	193,360
1.10%	—	414,012	106,979	294,015	54,782
1.15%	—	154,148	—	—	—
1.20%	7,969	599,600	—	132,115	140,872
1.25%	—	—	—	—	—
1.25%	—	9,748	—	—	1,630
1.25%	—	—	—	—	—
1.25%	—	1,988,572	—	—	4,632,134
1.25%	—	—	—	3,193	—
1.30%	—	169,589	118,346	32,793	24,793
1.35%	—	644,724	—	72,435	—
1.40%	—	—	—	—	—
1.45%	—	231,963	—	10,369	—
1.50%	—	24,912	—	2,099	—
1.55%	—	—	—	—	—
1.60%	—	2,121	—	—	—
1.65%	—	—	—	—	—
1.70%	—	5,986	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	717,294	9,177,709	429,079	1,171,940	9,846,669

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	—	6,383	—	10,643	5,139
0.75%	9,434	3,629,982	108,973	706,554	1,166,333
0.85%	13,272	1,549,058	22,285	808,884	638,005
0.95%	14,074	2,426,613	190,218	456,918	956,102
1.00%	9,558	509,677	36,199	83,979	180,711
1.05%	—	943,310	24,332	746,159	596,377
1.10%	—	153,249	16,260	169,487	44,236
1.15%	—	—	—	—	—
1.20%	4,741	285,268	62,366	54,954	458,942
1.25%	—	2,422,711	—	1,214,837	—
1.25%	—	31,020	—	25,854	11,315
1.25%	—	—	—	—	—
1.25%	—	—	—	—	408,343
1.25%	8,580	—	—	—	—
1.30%	15,232	234,096	—	19,080	150,800
1.35%	1,807	—	13,971	—	—
1.40%	—	—	—	—	—
1.45%	—	23,835	—	7,653	13,543
1.50%	886	—	—	—	—
1.55%	—	—	—	—	—
1.60%	8,769	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	86,353	12,215,202	474,604	4,305,002	4,629,846

86	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	4	619	7,908	2,179	2,644
0.75%	2,485,557	1,264,631	1,299,721	4,240,033	1,827,327
0.85%	1,544,835	575,639	931,930	2,079,738	300,536
0.95%	2,164,223	1,274,315	1,015,235	3,721,952	1,341,726
1.00%	197,694	208,469	210,223	588,810	98,964
1.05%	2,661,877	288,028	900,768	1,442,424	142,068
1.10%	205,536	85,409	55,892	161,592	16,881
1.15%	—	—	—	—	—
1.20%	288,281	179,711	321,275	991,277	42,222
1.25%	—	—	—	—	—
1.25%	14,188	1,364	—	73,954	—
1.25%	—	—	—	—	—
1.25%	1,516,147	1,081,745	—	1,737,040	—
1.25%	—	—	48,527	—	9,320
1.30%	110,349	117,892	408,253	456,440	33,166
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,671	7,840	29,269	92,186	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	11,192,362	5,085,662	5,229,001	15,587,625	3,814,854

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.55%	7,295	—	—	—	—
0.75%	1,793,192	210,251	17,944	742,630	512,940
0.85%	537,801	595,945	143,017	1,014,941	3,741,595
0.95%	3,026,019	740,534	371,599	14,775,827	26,124,651
1.00%	320,191	328	78,694	59,458	100,393
1.05%	503,934	242,027	91,732	982,412	3,279,386
1.10%	458,462	206,192	68,943	8,361,126	15,720,506
1.15%	—	—	—	—	—
1.20%	303,319	154,788	9,051	2,256,681	3,145,015
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,692	—	—	—	—
1.30%	152,955	35,582	—	647,940	4,245,424
1.35%	171,983	77,686	21,261	1,727,501	5,838,215
1.40%	—	—	—	—	—
1.45%	40,176	3,935	—	562,463	471,368
1.50%	37,702	61,324	—	67,314	41,882
1.55%	—	—	—	—	—
1.60%	—	—	—	—	132,549
1.65%	—	—	—	—	—
1.70%	—	—	—	187,079	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	167,202
Total	7,361,721	2,328,592	802,241	31,385,372	63,521,126

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	87

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
0.55%	616,243	352,420	—	744	13,026
0.75%	9,934,760	7,892,431	274,618	367,402	722,360
0.85%	72,630,501	50,151,283	40,031	268,802	429,294
0.95%	147,273,773	287,326,316	144,416	331,082	502,084
1.00%	1,667,872	1,096,431	23,346	51,514	65,967
1.05%	29,066,635	99,343,721	56,940	181,140	294,840
1.10%	82,646,941	168,328,470	3,588	35,657	162,962
1.15%	928,843	5,880,213	—	—	—
1.20%	13,065,424	29,536,121	5,304	36,339	127,316
1.25%	—	—	—	—	—
1.25%	—	—	588	—	14,655
1.25%	—	—	1,474,159	—	—
1.25%	—	—	—	—	1,518,938
1.25%	7,252	—	—	2,708	—
1.30%	9,479,645	36,422,984	—	57,028	40,439
1.35%	12,577,459	20,235,538	—	—	—
1.40%	86,519	912,760	—	—	—
1.45%	893,097	1,308,936	505	—	393
1.50%	45,204	226,360	—	—	—
1.55%	—	695,388	—	—	—
1.60%	23,929	863,573	—	—	—
1.65%	—	745,924	—	—	—
1.70%	—	564,601	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	380,944,097	711,883,470	2,023,495	1,332,416	3,892,274

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	46	—	3,965	17,469	1,970
0.75%	95,803	293,743	1,185,579	550,701	120,989
0.85%	130,019	125,275	387,522	476,051	31,600
0.95%	112,559	287,528	1,228,207	293,075	138,368
1.00%	43,852	45,952	159,724	64,093	284
1.05%	54,415	22,383	333,402	173,376	73,026
1.10%	19,032	8,754	12,056	40,834	135,050
1.15%	—	—	—	—	—
1.20%	—	17,509	69,724	49,684	21,079
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	806	5,672	12,666	12,453	1,043
1.30%	940	19,453	56,441	34,124	28,791
1.35%	—	—	—	—	115,613
1.40%	—	—	—	—	—
1.45%	10,800	—	30,400	15,247	3,040
1.50%	—	—	—	—	4,699
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	468,272	826,269	3,479,686	1,727,107	675,552

88	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
0.55%	5,844	10,562	—	21,304	—
0.75%	1,404,322	2,987,417	1,654,362	2,199,435	694,157
0.85%	1,073,589	2,743,786	—	1,664,464	608,076
0.95%	1,168,616	3,086,993	1,418,707	1,367,926	512,484
1.00%	253,547	533,554	426,682	304,758	67,911
1.05%	1,138,137	1,627,244	—	877,729	188,727
1.10%	143,138	960,059	—	571,047	36,522
1.15%	—	—	—	—	—
1.20%	231,631	660,253	250,632	223,425	57,050
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	122,253	83,838	—	49,583	32,789
1.30%	221,199	538,121	—	211,103	33,218
1.35%	—	241,781	—	78,323	—
1.40%	—	3,740	—	—	—
1.45%	61,757	46,584	—	30,493	3,995
1.50%	—	66,873	—	20,797	—
1.55%	—	—	—	—	—
1.60%	—	1,081	—	2,436	—
1.65%	—	—	—	—	—
1.70%	—	14,658	—	7,978	—
1.75%	—	526	—	539	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	5,824,033	13,607,070	3,750,383	7,631,340	2,234,929

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
0.55%	—	18,472	—	22,732	—
0.75%	292,661	928,641	135,501	1,184,665	545,358
0.85%	134,154	804,194	122,520	820,215	612,150
0.95%	779,028	657,844	654,545	1,318,970	530,509
1.00%	9,517	101,147	11,477	350,238	79,449
1.05%	170,153	499,716	54,394	657,743	364,555
1.10%	192,327	34,643	92,051	371,125	233,481
1.15%	—	—	—	—	—
1.20%	54,303	96,054	45,854	260,525	156,823
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,823	9,670	12,130	22,040	5,147
1.30%	47,861	44,987	118,953	288,896	102,561
1.35%	59,314	—	99,766	36,824	29,794
1.40%	—	—	—	3,697	3,926
1.45%	50,171	7,095	55,690	18,734	18,222
1.50%	9,848	—	—	11,168	11,234
1.55%	—	—	—	—	—
1.60%	—	—	—	1,230	1,040
1.65%	—	—	—	—	—
1.70%	—	—	24,429	—	7,362
1.75%	—	—	—	578	557
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,805,160	3,202,463	1,427,310	5,369,380	2,702,168

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	89

Subaccount	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
0.55%	—	6,082	—	6,015	—
0.75%	106,543	1,048,324	—	1,224,777	627,906
0.85%	168,628	—	—	337,766	77,630
0.95%	611,656	735,793	30,349	729,396	448,287
1.00%	7,626	184,894	—	91,832	127,929
1.05%	216,466	—	—	204,140	114,132
1.10%	125,749	—	50,760	67,119	20,877
1.15%	—	—	—	—	—
1.20%	109,938	179,772	12,787	75,682	153,089
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	14,825	69,888	—
1.30%	29,056	—	16,289	8,675	5,753
1.35%	74,142	—	5,486	—	—
1.40%	—	—	—	—	—
1.45%	28,670	—	—	833	—
1.50%	13,908	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	27,522	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,519,904	2,154,865	130,496	2,816,123	1,575,603

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	8,035	—	6,721	12,238	2,519
0.75%	13,373	1,443,561	380,781	293,930	649,548
0.85%	112,180	332,899	—	390,587	807,986
0.95%	222,808	668,881	251,108	163,302	544,905
1.00%	24,497	269,674	34,659	6,362	77,584
1.05%	10,955	232,393	—	248,907	435,388
1.10%	86,161	53,883	—	22,950	50,375
1.15%	—	—	—	—	—
1.20%	4,691	291,909	90,481	4,672	159,404
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,195	5,504	—	2,134	28,841
1.30%	87,573	81,219	—	22,802	37,933
1.35%	47,792	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	6,295	—	4,300	7,619
1.50%	5,934	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	625,194	3,386,218	763,750	1,172,184	2,802,102

90	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	—	16,426	7,260	—	—
0.75%	245,428	473,884	93,722	113,144	20,773
0.85%	—	—	38,123	107,199	—
0.95%	202,404	236,986	156,415	319,818	18,826
1.00%	3,036	14,457	11,099	4,791	—
1.05%	—	—	23,093	75,299	24,963
1.10%	—	—	92,772	187,277	3,944
1.15%	—	—	1,983	—	—
1.20%	6,907	16,412	38,786	23,162	69,097
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	15,035	6,549	—
1.30%	—	—	26,156	368	—
1.35%	—	—	27,014	47,906	11,464
1.40%	—	—	—	—	—
1.45%	—	—	24,818	—	—
1.50%	—	—	18,656	—	5,385
1.55%	—	—	—	—	—
1.60%	—	—	—	—	1,669
1.65%	—	—	—	—	—
1.70%	—	—	—	26,049	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	457,775	758,165	574,932	911,562	156,121

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	—	—	—	—	14,978
0.75%	546,487	528,872	545,973	66,679	1,115,454
0.85%	—	661,117	—	19,284	629,526
0.95%	150,676	293,455	491,109	149,929	899,320
1.00%	4,085	78,820	19,123	114,109	134,488
1.05%	—	412,777	—	19,797	401,800
1.10%	—	77,707	—	60,938	27,257
1.15%	—	—	—	—	—
1.20%	1,222	41,449	1,343	1,432	31,785
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	16,721	—	1,344	16,238
1.30%	—	46,289	—	30	30,311
1.35%	—	20,283	—	28,154	—
1.40%	—	—	—	—	—
1.45%	—	855	—	452	13,902
1.50%	—	7,764	—	690	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	702,470	2,186,109	1,057,548	462,838	3,315,059

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	91

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.55%	9,933	13,706	12,116	7,363	—
0.75%	547,299	510,056	407,999	143,221	4,335
0.85%	—	427,075	567,812	151,980	7,524
0.95%	290,902	550,266	356,066	238,815	64,287
1.00%	23,087	43,140	46,311	9,396	—
1.05%	—	339,401	178,751	85,806	—
1.10%	—	102,696	25,269	55,571	2,224
1.15%	—	—	—	—	—
1.20%	8,646	62,989	37,684	21,224	12,230
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	5,455	3,100	3,425	—
1.30%	—	141,353	21,448	11,090	—
1.35%	—	147,208	—	34,061	11,575
1.40%	—	3,639	—	—	—
1.45%	—	30,489	4,970	224	—
1.50%	—	9,629	—	1,591	875
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	879,867	2,387,102	1,661,526	763,767	103,050

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	—	714	20,495	1,389	17,824
0.75%	321,451	466,434	3,237,431	224,335	1,034,653
0.85%	271,421	517,812	1,573,077	258,389	833,745
0.95%	217,418	770,690	2,255,274	536,873	1,116,125
1.00%	21,049	87,956	538,228	50,815	187,721
1.05%	111,901	265,453	1,432,113	296,857	658,163
1.10%	30,243	328,719	419,230	101,661	229,503
1.15%	—	—	—	—	—
1.20%	37,147	287,488	781,502	65,883	359,291
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,970	22,804	29,172	1,490	31,415
1.30%	16,378	129,533	720,096	14,362	153,281
1.35%	—	64,599	55,144	40,249	6,273
1.40%	—	3,841	—	3,808	—
1.45%	9,726	19,337	62,566	235	34,047
1.50%	—	1,190	—	459	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	22,227
1.70%	—	—	27,163	—	—
1.75%	—	—	—	535	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,040,704	2,966,570	11,151,491	1,597,340	4,684,268

92	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB
0.55%	—	—	1,000	—	—
0.75%	—	36,928	310,561	296,567	244,097
0.85%	9,693	85,534	—	—	—
0.95%	46,700	219,927	243,106	88,231	97,729
1.00%	—	46,185	41,167	22,523	1,118
1.05%	—	11,388	—	—	—
1.10%	—	22,694	—	—	—
1.15%	—	—	—	—	—
1.20%	—	183,105	26,543	1,872	657
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	5,434	12,973	—	—	—
1.35%	—	9,974	—	—	—
1.40%	—	—	—	—	—
1.45%	6,691	40,813	—	—	—
1.50%	—	5,661	—	—	—
1.55%	—	—	—	—	—
1.60%	—	1,983	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	68,518	677,165	622,377	409,193	343,601

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	4,407	106,606	537,749	—	—
0.75%	32,608	2,659,511	3,475,410	34,081	1,492,070
0.85%	29,649	12,478,590	16,672,674	107,507	918,307
0.95%	64,723	6,892,172	1,983,698	88,851	1,346,664
1.00%	30,608	398,541	348,242	36,851	261,132
1.05%	34,820	1,314,779	6,883,331	9,120	545,184
1.10%	136,313	3,247,859	3,570,789	104,571	40,728
1.15%	—	—	—	—	—
1.20%	18,745	2,423,529	228,555	45,282	354,279
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	14,143	72,210	7,595	715
1.30%	44,929	1,101,189	1,519,857	—	147,403
1.35%	47,966	662,054	—	494	—
1.40%	—	—	—	—	—
1.45%	14,457	1,011,351	51,963	16,952	2,824
1.50%	—	37,515	—	—	—
1.55%	—	—	—	—	—
1.60%	—	76,733	—	—	—
1.65%	—	—	—	—	—
1.70%	—	14,469	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	459,225	32,439,041	35,344,478	451,304	5,109,306

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	93

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
0.55%	20,416	—	—	26,196	—
0.75%	1,726,034	3,853,160	35,934	1,623,407	428,812
0.85%	7,326,588	19,631,604	41,731	1,819,832	387,394
0.95%	7,036,326	2,461,595	166,603	1,902,007	164,331
1.00%	603,855	659,390	—	315,971	67,339
1.05%	1,823,278	10,002,350	17,914	1,039,562	232,799
1.10%	5,059,928	4,194,855	10,757	204,217	18,212
1.15%	510,786	—	—	—	—
1.20%	4,501,810	984,315	47,650	303,427	75,296
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,438	296,441	—	7,197	—
1.30%	1,068,647	2,651,163	6,763	110,226	36,394
1.35%	351,923	—	63,945	—	—
1.40%	—	—	—	—	—
1.45%	4,065,249	1,852,073	—	17,522	883
1.50%	40,438	—	—	—	—
1.55%	450,975	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	34,599,691	46,586,946	391,297	7,369,564	1,411,460

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	—	437,752	13,649	16,314	744,094
0.75%	11,506,184	44,729,888	7,936,774	15,766,473	3,102,604
0.85%	74,199,066	204,096,880	48,710,503	69,769,437	13,500,363
0.95%	92,097,610	27,407,747	37,459,486	10,786,006	20,348,765
1.00%	1,946,459	11,646,762	814,820	2,913,320	584,947
1.05%	18,778,983	92,811,360	5,953,896	28,221,277	4,158,044
1.10%	20,456,842	50,922,390	12,822,464	11,866,679	5,249,608
1.15%	156,079	—	—	—	437,373
1.20%	55,101,841	5,140,718	19,468,805	1,417,035	11,330,952
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	101,896	803,970	204,172	487,049	99,816
1.30%	11,884,780	25,160,607	4,141,046	5,330,287	3,199,293
1.35%	6,570,301	—	2,115,862	—	1,615,526
1.40%	145,577	—	4,796	—	197,815
1.45%	12,574,890	422,395	1,978,677	1,012,787	2,541,144
1.50%	273,742	—	436,371	—	24,789
1.55%	1,006,329	—	33,312	—	982,592
1.60%	1,294,093	—	40,503	—	267,646
1.65%	—	—	—	—	356,125
1.70%	398,522	—	73,244	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	87,750
1.85%	221,247	—	76,330	—	80,924
Total	308,714,441	463,580,469	142,284,710	147,586,664	68,910,170

94	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	—	—	—	2,933	—
0.75%	9,220,661	—	11,582	771,196	102,566
0.85%	37,740,492	—	16,333	289,246	79,814
0.95%	6,494,008	4,999	32,995	451,732	86,374
1.00%	993,838	—	1,952	104,534	12,249
1.05%	23,247,151	15,359	—	144,838	91,383
1.10%	9,625,119	—	2,639	31,617	579
1.15%	—	—	—	—	—
1.20%	1,611,825	16,828	—	93,632	8,539
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	227,284	—	—	426	7,106
1.30%	6,039,244	—	—	29,492	17,458
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,087,597	—	—	—	235
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	13,423	26,764	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	96,287,219	50,609	92,265	1,919,646	406,303

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	—	6,454	31,628	—	11,606
0.75%	551,531	1,725,250	1,777,379	553,155	440,585
0.85%	567,313	815,161	1,200,763	—	253,521
0.95%	969,213	1,118,022	1,281,827	254,427	317,508
1.00%	42,417	133,045	215,070	78,902	113,263
1.05%	107,916	527,301	558,616	—	345,294
1.10%	95,785	124,258	129,446	—	9,704
1.15%	—	—	—	—	—
1.20%	188,660	80,074	167,087	13,977	40,878
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,891	17,815	—	—
1.30%	178,764	136,182	136,480	—	19,784
1.35%	218,832	—	—	—	—
1.40%	—	—	—	—	—
1.45%	22,432	17,472	10,005	—	5,278
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	27,290	—	—	—	—
1.75%	21,265	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,991,418	4,693,110	5,526,116	900,461	1,557,421

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	95

Subaccount	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	50	—	—
0.75%	361,838	315,222	35,169
0.85%	186,167	275,237	31,713
0.95%	298,969	281,832	119,336
1.00%	62,765	28,970	17,775
1.05%	193,735	134,745	4,509
1.10%	27,305	186,218	44,379
1.15%	—	—	—
1.20%	9,438	30,222	13,242
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	2,597	10,388	—
1.30%	29,083	8,460	—
1.35%	5,523	31,184	6,587
1.40%	—	—	—
1.45%	—	16,824	4,673
1.50%	617	4,079	6,820
1.55%	—	—	—
1.60%	—	2,337	—
1.65%	—	—	—
1.70%	—	—	—
1.75%	—	—	—
1.80%	—	—	—
1.85%	—	—	—
Total	1,178,087	1,325,718	284,203

The following is a summary of net assets at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$83	$82	$182	$18,792	$82,198
0.75%	7,662	162,159	2,311,928	2,930,954	370,629
0.85%	9,981	382,623	374,187	914,640	523,961
0.95%	39,304	104,854	1,483,524	1,578,943	784,007
1.00%	81	2,588	159,490	419,069	99,311
1.05%	22,831	262,164	308,561	368,231	243,181
1.10%	241,882	15,489	58,308	158,743	144,152
1.15%	81	—	—	—	15,246
1.20%	18,123	4,824	125,223	251,458	156,290
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	81	8,719	953	26,597	11,433
1.30%	80	5,215	87,163	83,242	146,160
1.35%	4,918	—	—	—	85,651
1.40%	80	—	—	—	114
1.45%	692	102	26,337	2,795	792
1.50%	79	—	—	—	1,443
1.55%	79	—	—	—	113
1.60%	79	—	—	—	92
1.65%	79	—	—	—	149
1.70%	79	—	—	—	149
1.75%	79	—	—	—	148
1.80%	78	—	—	—	148
1.85%	78	—	—	—	149
Total	$346,509	$948,819	$4,935,856	$6,753,464	$2,665,516

96	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$99	$298	$140	$32,425	$26,707
0.75%	569,422	580,494	457,253	4,146,082	730,631
0.85%	—	1,807,121	450,532	3,213,048	368,305
0.95%	356,128	762,581	431,868	4,553,675	757,867
1.00%	95,347	127,147	59,066	613,095	297,607
1.05%	—	986,789	955,346	1,466,864	478,425
1.10%	—	123,071	3,637	389,719	511,241
1.15%	—	—	—	130	43,060
1.20%	44,286	58,735	56,513	635,740	304,052
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,948	1,603	41,345	13,352
1.30%	—	89,786	84	365,186	275,381
1.35%	—	—	—	175,284	107,325
1.40%	—	—	—	129	8,513
1.45%	—	36,977	1,130	21,021	7,714
1.50%	—	—	—	43,251	9,739
1.55%	—	—	—	151	88
1.60%	—	—	—	9,926	30,189
1.65%	—	—	—	127	87
1.70%	—	—	—	149	10,503
1.75%	—	—	—	106	79
1.80%	—	—	—	126	86
1.85%	—	—	—	106	79
Total	$1,065,282	$4,582,947	$2,417,172	$15,707,685	$3,981,030

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$78	$15,488	$11,628	$15	$4,755
0.75%	665,900	2,527,325	217	173,096	4,417,199
0.85%	—	1,594,969	68,079	212,484	248,698
0.95%	408,692	2,543,463	21,324	443,803	1,997,537
1.00%	23,929	1,068,098	118	40,399	455,098
1.05%	—	1,021,205	22,763	57,540	387,498
1.10%	—	699,869	64,399	433,261	98,818
1.15%	—	221,442	117	15	—
1.20%	14,910	1,292,833	117	193,823	321,729
1.25%	—	—	—	—	—
1.25%	—	16,218	—	—	3,068
1.25%	—	—	—	—	—
1.25%	—	5,354,295	—	—	10,833,874
1.25%	—	—	117	4,691	—
1.30%	—	290,142	70,704	47,932	48,632
1.35%	—	1,148,577	72	105,684	—
1.40%	—	15	117	14	—
1.45%	—	377,969	117	15,073	170
1.50%	—	31,500	117	3,061	—
1.55%	—	19	117	14	—
1.60%	—	3,737	116	14	—
1.65%	—	15	115	14	—
1.70%	—	10,443	115	14	—
1.75%	—	13	115	14	—
1.80%	—	15	115	14	—
1.85%	—	13	114	15	—
Total	$1,113,509	$18,217,663	$260,813	$1,730,990	$18,817,076

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	97

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$9	$13,589	$83	$22,487	$6,154
0.75%	8,298	9,611,075	107,231	1,886,397	1,947,070
0.85%	11,628	2,584,083	21,850	1,119,719	741,553
0.95%	12,286	6,255,585	185,797	1,175,139	1,546,719
1.00%	8,341	1,594,124	35,296	267,519	252,084
1.05%	9	1,546,081	23,678	1,011,270	678,930
1.10%	12	249,420	15,795	228,077	50,003
1.15%	9	—	73	—	—
1.20%	4,108	867,155	60,351	170,301	622,420
1.25%	—	6,068,373	—	2,139,291	—
1.25%	—	49,644	—	34,311	12,620
1.25%	—	—	—	—	—
1.25%	—	—	—	—	659,061
1.25%	7,405	—	73	—	—
1.30%	13,123	372,900	73	25,128	167,225
1.35%	1,561	—	13,447	—	—
1.40%	9	—	73	—	—
1.45%	9	57,751	73	9,944	14,819
1.50%	768	—	73	—	—
1.55%	9	—	73	—	—
1.60%	7,471	—	73	—	—
1.65%	9	—	73	—	—
1.70%	9	—	73	—	—
1.75%	9	—	72	—	—
1.80%	9	—	72	—	—
1.85%	9	—	72	—	—
Total	$75,100	$29,269,780	$464,474	$8,089,583	$6,698,658

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1,993	$1,339	$16,283	$3,298	$5,419
0.75%	2,728,258	3,267,836	2,633,925	7,692,340	1,779,556
0.85%	1,549,969	1,119,106	1,772,452	2,990,406	560,123
0.95%	2,306,200	3,202,326	1,991,003	6,519,455	1,264,503
1.00%	200,112	595,712	409,613	916,522	225,215
1.05%	2,615,482	548,511	1,676,711	2,030,016	259,015
1.10%	200,836	161,775	103,592	226,388	30,652
1.15%	—	—	—	—	—
1.20%	284,117	498,263	611,052	1,499,247	93,473
1.25%	—	—	—	—	—
1.25%	13,628	2,544	—	101,944	—
1.25%	—	—	—	—	—
1.25%	1,798,847	2,849,732	—	3,332,913	—
1.25%	—	—	88,499	—	16,657
1.30%	105,565	218,737	740,200	625,757	58,979
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,460	14,320	52,303	149,167	132
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$11,808,467	$12,480,201	$10,095,633	$26,087,453	$4,293,724

98	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.55%	$15,830	$76	$76	$11	$26
0.75%	3,166,847	201,788	18,063	773,284	537,313
0.85%	1,065,847	646,663	143,471	1,053,550	3,907,317
0.95%	5,173,975	798,257	371,370	15,423,693	28,085,946
1.00%	845,073	414	78,517	61,439	104,366
1.05%	977,763	259,172	91,321	1,021,565	3,512,287
1.10%	885,039	220,164	68,523	8,679,834	16,807,730
1.15%	17	79	76	11	11
1.20%	778,142	164,174	8,963	2,333,760	3,349,557
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	16,516	75	76	10	10
1.30%	289,119	37,494	76	667,532	4,504,512
1.35%	367,261	81,611	20,937	1,776,696	6,183,849
1.40%	17	79	75	11	11
1.45%	74,764	4,184	75	576,297	497,381
1.50%	53,477	59,991	75	68,852	44,119
1.55%	21	75	75	11	11
1.60%	21	81	75	11	139,096
1.65%	17	79	75	11	11
1.70%	21	81	75	189,902	11
1.75%	14	75	75	11	11
1.80%	17	79	75	11	11
1.85%	14	75	75	11	173,840
Total	$13,709,812	$2,474,766	$802,219	$32,626,513	$67,847,426

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3
0.55%	$654,442	$374,096	$104	$1,633	$20,213
0.75%	10,483,304	8,324,591	581,353	880,781	804,417
0.85%	76,414,220	52,739,874	76,875	526,272	509,182
0.95%	167,430,797	341,008,159	293,621	775,196	541,477
1.00%	1,746,097	1,147,451	54,373	119,852	132,182
1.05%	32,918,557	117,329,183	107,088	347,301	342,628
1.10%	93,443,164	185,012,257	6,712	67,873	188,343
1.15%	1,048,020	6,912,574	—	—	—
1.20%	14,715,826	34,641,278	12,035	82,575	248,005
1.25%	—	—	—	—	—
1.25%	—	—	1,084	—	16,776
1.25%	—	—	2,326,377	—	—
1.25%	—	—	—	—	2,180,879
1.25%	6,843	10	—	5,081	—
1.30%	10,635,873	42,510,564	85	106,405	45,763
1.35%	14,088,029	22,034,026	—	—	—
1.40%	96,734	1,060,642	—	—	—
1.45%	996,660	1,517,296	1,051	21	7,981
1.50%	50,354	245,117	—	—	—
1.55%	12	802,326	—	—	—
1.60%	26,557	931,675	—	—	—
1.65%	12	856,635	—	—	—
1.70%	12	646,807	—	—	—
1.75%	12	11	—	—	—
1.80%	12	12	—	—	—
1.85%	12	11	—	—	—
Total	$424,755,549	$818,094,595	$3,460,758	$2,912,990	$5,037,846

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	99

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	$221	$173	$4,871	$9,304	$1,971
0.75%	209,606	763,516	1,624,829	287,344	119,982
0.85%	257,579	255,696	450,085	251,003	31,190
0.95%	240,335	725,292	1,629,824	149,621	135,928
1.00%	93,071	155,938	185,198	32,579	277
1.05%	105,587	44,763	379,584	89,560	71,403
1.10%	36,740	17,411	13,664	20,981	131,740
1.15%	—	—	—	—	76
1.20%	12	57,625	78,684	24,729	20,467
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,677	11,105	14,117	6,297	1,087
1.30%	1,919	37,897	62,635	17,147	27,822
1.35%	—	—	—	—	111,467
1.40%	—	—	—	—	75
1.45%	20,102	143	53,136	7,548	2,992
1.50%	—	—	—	—	4,347
1.55%	—	—	—	—	75
1.60%	—	—	—	—	74
1.65%	—	—	—	—	74
1.70%	—	—	—	—	74
1.75%	—	—	—	—	70
1.80%	—	—	—	—	74
1.85%	—	—	—	—	69
Total	$966,849	$2,069,559	$4,496,627	$896,113	$661,334

Subaccount	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
0.55%	$8,250	$19,663	$287	$56,614	$73
0.75%	1,948,044	5,443,458	3,678,133	8,546,421	1,148,044
0.85%	1,460,349	5,354,879	—	3,471,126	706,998
0.95%	1,580,731	5,512,957	3,039,794	5,139,496	822,652
1.00%	341,065	946,440	1,063,404	1,225,836	137,435
1.05%	1,516,146	3,118,155	—	1,792,509	214,937
1.10%	189,447	1,825,065	—	1,160,589	41,377
1.15%	—	159	—	158	—
1.20%	304,969	1,147,205	607,196	873,370	112,195
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	159,482	156,893	—	99,090	36,572
1.30%	287,009	1,002,078	—	420,343	36,806
1.35%	—	478,530	—	145,007	—
1.40%	—	5,681	—	156	—
1.45%	78,892	111,153	—	59,761	4,363
1.50%	—	91,199	—	28,333	—
1.55%	—	186	—	132	—
1.60%	—	2,289	—	4,438	—
1.65%	—	155	—	154	—
1.70%	—	28,365	—	14,443	—
1.75%	—	880	—	931	—
1.80%	—	153	—	153	—
1.85%	—	168	—	202	—
Total	$7,874,384	$25,245,711	$8,388,814	$23,039,262	$3,261,452

100	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
0.55%	$80	$23,382	$81	$45,358	$141
0.75%	308,619	2,200,758	157,485	2,599,139	2,298,443
0.85%	140,895	848,728	141,834	1,340,243	1,308,833
0.95%	815,351	1,496,750	754,948	2,805,890	2,164,578
1.00%	9,941	205,392	13,213	870,999	292,448
1.05%	177,423	516,388	62,506	1,052,800	763,577
1.10%	200,180	35,622	105,585	590,645	486,367
1.15%	77	—	85	116	132
1.20%	56,307	189,729	52,399	629,827	561,110
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,104	9,783	13,836	34,535	10,552
1.30%	49,442	45,290	135,425	450,351	209,227
1.35%	61,160	—	113,374	65,029	67,362
1.40%	76	—	84	5,558	6,556
1.45%	51,541	7,032	63,048	28,752	36,596
1.50%	10,098	—	75	14,451	16,217
1.55%	76	—	84	127	153
1.60%	76	—	83	2,263	2,466
1.65%	76	—	83	113	129
1.70%	76	—	27,401	125	16,272
1.75%	76	—	83	868	940
1.80%	76	—	83	112	128
1.85%	75	—	83	126	143
Total	$1,887,825	$5,578,854	$1,641,878	$10,537,427	$8,242,370

Subaccount	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II
0.55%	$74	$14,582	$68	$12,463	$226
0.75%	102,516	4,407,677	68	2,171,425	954,812
0.85%	161,651	—	68	625,921	117,323
0.95%	584,176	2,970,893	27,461	1,252,257	674,332
1.00%	7,270	623,215	67	240,790	192,003
1.05%	205,966	—	75	370,511	170,883
1.10%	119,430	—	45,748	121,194	31,186
1.15%	94	—	67	—	—
1.20%	104,022	589,657	11,497	192,819	227,604
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	94	—	13,377	124,246	246
1.30%	27,403	—	14,608	15,334	8,513
1.35%	69,762	—	4,914	—	—
1.40%	94	—	67	—	—
1.45%	26,877	—	67	1,453	223
1.50%	13,014	—	67	—	—
1.55%	93	—	67	—	—
1.60%	93	—	67	—	—
1.65%	93	—	66	—	—
1.70%	25,560	—	66	—	—
1.75%	93	—	66	—	—
1.80%	92	—	66	—	—
1.85%	92	—	66	—	—
Total	$1,448,559	$8,606,024	$118,683	$5,128,413	$2,377,351

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	101

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$8,781	$179	$12,369	$24,006	$4,217
0.75%	14,507	2,895,844	692,877	564,376	1,063,385
0.85%	121,230	608,566	—	783,995	1,151,832
0.95%	239,886	1,309,335	451,778	307,033	872,007
1.00%	26,407	524,469	62,179	11,888	123,632
1.05%	11,752	416,113	—	510,483	641,016
1.10%	92,248	95,980	—	44,828	70,015
1.15%	82	—	—	—	—
1.20%	5,004	554,767	160,489	8,552	248,002
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,352	9,652	—	4,107	39,450
1.30%	93,051	141,638	—	46,274	56,116
1.35%	50,688	—	—	—	—
1.40%	79	—	—	—	—
1.45%	79	10,810	—	8,105	10,222
1.50%	6,259	—	—	—	—
1.55%	79	—	—	—	—
1.60%	79	—	—	—	—
1.65%	79	—	—	—	—
1.70%	79	—	—	—	—
1.75%	79	—	—	—	—
1.80%	79	—	—	—	—
1.85%	79	—	—	—	—
Total	$671,958	$6,567,353	$1,379,692	$2,313,647	$4,279,894

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	$—	$31,863	$7,285	$78	$92
0.75%	351,354	623,338	93,364	116,518	24,928
0.85%	—	—	37,892	109,988	91
0.95%	287,207	302,434	154,621	326,917	22,376
1.00%	4,407	35,233	10,951	4,889	90
1.05%	—	—	22,743	76,683	29,530
1.10%	—	—	91,197	190,369	4,744
1.15%	—	—	1,946	76	89
1.20%	9,795	38,886	37,986	23,457	81,165
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	14,698	6,696	89
1.30%	—	—	25,544	447	89
1.35%	—	—	26,310	48,249	13,372
1.40%	—	—	72	75	88
1.45%	—	—	24,080	75	88
1.50%	—	—	18,068	74	5,795
1.55%	—	—	71	74	88
1.60%	—	—	71	74	2,012
1.65%	—	—	71	74	87
1.70%	—	—	71	25,894	87
1.75%	—	—	71	74	79
1.80%	—	—	70	74	87
1.85%	—	—	70	74	79
Total	$652,763	$1,031,754	$567,252	$930,929	$185,145

102	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	$—	$123	$—	$86	$15,445
0.75%	573,716	844,913	662,096	77,422	1,146,136
0.85%	—	1,045,770	—	22,310	645,704
0.95%	153,124	459,623	576,481	172,800	920,804
1.00%	14,879	122,823	45,147	131,277	137,580
1.05%	—	640,750	—	22,732	410,676
1.10%	—	120,112	—	69,843	27,818
1.15%	—	154	—	84	—
1.20%	4,326	63,423	3,079	1,636	32,401
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	25,422	—	1,616	16,538
1.30%	—	69,970	—	118	30,844
1.35%	—	37,751	—	31,973	—
1.40%	—	152	—	84	—
1.45%	—	1,382	—	594	14,109
1.50%	—	10,490	—	862	—
1.55%	—	176	—	83	—
1.60%	—	176	—	83	—
1.65%	—	150	—	83	—
1.70%	—	175	—	83	—
1.75%	—	166	—	83	—
1.80%	—	149	—	83	—
1.85%	—	166	—	83	—
Total	$746,045	$3,444,016	$1,286,803	$534,018	$3,398,055

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.55%	$23,703	$38,430	$17,186	$11,319	$69
0.75%	979,300	1,557,423	566,751	215,573	4,045
0.85%	—	875,470	796,413	262,707	6,953
0.95%	503,626	1,634,959	484,120	351,783	58,670
1.00%	66,261	185,740	62,828	13,797	68
1.05%	—	686,847	245,412	145,552	68
1.10%	—	205,097	34,461	93,469	2,089
1.15%	—	132	—	83	68
1.20%	24,083	270,082	49,862	30,445	11,091
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	10,729	4,170	5,674	68
1.30%	—	276,389	28,761	18,300	67
1.35%	—	246,082	—	47,788	10,524
1.40%	—	4,727	—	83	67
1.45%	—	58,728	6,545	363	67
1.50%	—	10,388	—	1,719	854
1.55%	—	158	—	99	67
1.60%	—	157	—	98	67
1.65%	—	129	—	81	67
1.70%	—	156	—	98	67
1.75%	—	132	—	75	67
1.80%	—	128	—	81	67
1.85%	—	132	—	75	67
Total	$1,596,973	$6,062,215	$2,296,509	$1,199,262	$95,237

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	103

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	$108	$1,453	$33,039	$3,701	$26,520
0.75%	333,499	925,845	5,098,052	553,939	1,506,931
0.85%	316,940	851,302	2,354,140	560,879	1,206,961
0.95%	220,782	1,492,573	3,479,932	1,293,458	1,590,909
1.00%	21,249	169,341	822,329	121,690	266,356
1.05%	128,001	427,661	2,106,578	630,774	933,206
1.10%	34,418	526,409	610,799	214,996	323,611
1.15%	—	179	74	133	74
1.20%	36,803	540,307	1,165,590	153,982	498,708
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,446	35,951	41,810	3,253	43,574
1.30%	18,246	203,152	1,028,125	29,742	212,021
1.35%	—	104,837	54,427	90,536	7,404
1.40%	—	5,259	74	6,428	78
1.45%	10,673	29,854	87,960	628	46,376
1.50%	—	1,390	74	801	72
1.55%	—	153	74	156	87
1.60%	—	153	77	156	87
1.65%	—	175	74	130	23,029
1.70%	—	152	26,425	155	86
1.75%	—	170	74	901	70
1.80%	—	174	74	129	77
1.85%	—	170	74	142	70
Total	$1,125,165	$5,316,660	$16,909,875	$3,666,709	$6,686,307

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB
0.55%	$81	$2,103	$2,511	$113	$147
0.75%	75	37,269	711,412	440,886	486,719
0.85%	9,655	86,006	—	—	—
0.95%	46,295	220,331	540,108	131,186	192,426
1.00%	76	48,300	111,547	40,854	2,191
1.05%	76	13,484	—	—	—
1.10%	75	24,410	—	—	—
1.15%	74	2,109	—	—	—
1.20%	74	181,710	69,911	3,302	1,415
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	74	2,102	—	—	—
1.30%	5,300	12,827	—	—	—
1.35%	74	11,938	—	—	—
1.40%	74	2,090	—	—	—
1.45%	6,480	40,126	—	—	—
1.50%	69	7,639	—	—	—
1.55%	73	2,079	—	—	—
1.60%	73	4,015	—	—	—
1.65%	73	2,072	—	—	—
1.70%	73	2,067	—	—	—
1.75%	68	2,064	—	—	—
1.80%	72	2,061	—	—	—
1.85%	68	2,056	—	—	—
Total	$69,052	$708,858	$1,435,489	$616,341	$682,898

104	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	$3,574	$171,182	$865,028	$75	$82
0.75%	25,796	4,212,786	5,515,458	34,344	2,209,672
0.85%	23,367	19,643,613	26,294,473	107,949	1,311,607
0.95%	50,822	10,774,832	3,106,694	88,857	1,946,721
1.00%	23,991	621,040	543,594	36,797	375,119
1.05%	27,241	2,041,535	10,705,772	9,088	762,480
1.10%	106,454	5,027,204	5,536,861	104,021	56,694
1.15%	122	14	—	74	—
1.20%	14,584	3,725,705	352,040	44,879	496,990
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	122	21,664	110,839	7,514	979
1.30%	34,890	1,681,361	2,324,636	74	200,970
1.35%	37,115	1,048,790	—	561	—
1.40%	121	13	—	74	—
1.45%	11,145	1,528,589	78,702	16,644	3,789
1.50%	121	44,185	—	75	—
1.55%	121	17	—	75	—
1.60%	121	119,602	—	75	—
1.65%	121	13	—	74	—
1.70%	120	22,409	—	74	—
1.75%	120	12	—	74	—
1.80%	120	13	—	74	—
1.85%	120	12	—	74	—
Total	$360,308	$50,684,591	$55,434,097	$451,546	$7,365,103

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 1	VP MFS Blended Res Core Eq, Cl 3
0.55%	$25,465	$73	$78	$27,776	$17
0.75%	2,123,982	4,740,462	36,934	1,718,869	681,146
0.85%	8,958,410	24,004,563	42,746	1,925,465	627,129
0.95%	8,543,772	2,988,904	170,037	2,010,967	255,465
1.00%	730,911	798,092	77	333,952	104,333
1.05%	2,198,685	12,060,692	18,288	1,098,331	369,180
1.10%	6,082,657	5,043,085	10,991	215,684	28,720
1.15%	557,370	—	76	—	—
1.20%	5,375,076	1,175,395	48,170	320,236	114,108
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,984	352,610	76	7,593	12
1.30%	1,267,441	3,143,316	6,811	116,249	56,193
1.35%	418,248	—	64,287	—	—
1.40%	21	—	76	—	—
1.45%	4,772,006	2,174,401	76	18,459	1,344
1.50%	41,453	—	76	—	—
1.55%	529,146	—	76	—	—
1.60%	11	—	76	—	—
1.65%	11	—	75	—	—
1.70%	9	—	75	—	—
1.75%	11	—	75	—	—
1.80%	11	—	75	—	—
1.85%	11	—	75	—	—
Total	$41,640,691	$56,481,593	$399,326	$7,793,581	$2,237,647

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	105

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$15	$629,504	$20,775	$24,847	$996,131
0.75%	16,301,325	63,457,493	11,916,056	23,701,895	4,097,776
0.85%	104,540,862	287,734,317	72,674,926	104,225,744	17,718,440
0.95%	128,855,687	38,369,759	55,503,156	16,001,436	26,714,043
1.00%	2,713,159	16,257,062	1,203,428	4,309,013	759,985
1.05%	26,075,080	129,041,213	8,761,028	41,578,440	5,382,116
1.10%	28,317,608	70,586,517	18,810,479	17,430,580	6,774,473
1.15%	187,323	—	13	—	500,082
1.20%	75,750,451	7,076,965	28,407,895	2,067,481	14,521,248
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	139,634	1,103,156	296,469	708,165	127,506
1.30%	16,226,231	34,397,265	5,991,561	7,722,245	4,071,719
1.35%	9,073,033	—	3,124,893	—	2,067,175
1.40%	172,663	—	5,938	—	223,382
1.45%	16,998,206	571,756	2,834,702	1,453,022	3,202,531
1.50%	299,997	—	495,280	—	26,305
1.55%	1,372,039	—	48,450	—	1,241,213
1.60%	1,758,393	—	58,857	—	336,970
1.65%	12	—	13	—	397,526
1.70%	538,013	—	105,756	—	11
1.75%	11	—	11	—	11
1.80%	12	—	13	—	97,260
1.85%	239,316	—	85,504	—	84,763
Total	$429,559,070	$649,225,007	$210,345,203	$219,222,868	$89,340,666

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	$13	$79	$77	$6,901	$135
0.75%	12,203,806	79	11,804	2,564,153	256,151
0.85%	49,641,632	79	16,604	577,816	185,437
0.95%	8,482,312	5,219	33,454	1,456,278	217,976
1.00%	1,293,969	78	2,053	358,478	29,660
1.05%	30,155,499	15,995	80	283,053	207,796
1.10%	12,447,437	78	2,743	61,532	1,310
1.15%	—	78	76	—	—
1.20%	2,070,416	17,460	76	312,214	20,186
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	290,941	78	76	819	15,833
1.30%	7,702,528	78	76	56,207	38,682
1.35%	—	78	76	—	—
1.40%	—	78	76	—	—
1.45%	1,373,413	78	76	17	674
1.50%	—	78	76	—	—
1.55%	—	78	76	—	—
1.60%	—	78	76	—	—
1.65%	—	78	76	—	—
1.70%	—	13,751	26,629	—	—
1.75%	—	78	76	—	—
1.80%	—	78	76	—	—
1.85%	—	78	76	—	—
Total	$125,661,966	$53,832	$94,508	$5,677,468	$973,840

106	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	$75	$15,528	$75,651	$—	$17,270
0.75%	547,364	3,846,456	6,241,829	1,213,183	658,320
0.85%	569,161	1,308,693	2,531,158	—	287,944
0.95%	965,769	2,406,297	4,362,948	540,781	450,128
1.00%	41,916	541,878	773,273	192,194	159,584
1.05%	106,800	828,950	1,153,053	—	384,068
1.10%	94,531	194,463	265,610	—	10,736
1.15%	74	—	—	—	—
1.20%	184,933	317,251	584,093	32,855	56,215
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	74	15,218	36,018	—	82
1.30%	174,045	208,561	274,485	—	21,440
1.35%	212,479	—	—	—	—
1.40%	74	—	—	—	—
1.45%	21,708	26,340	19,807	—	5,630
1.50%	74	—	—	—	—
1.55%	76	—	—	—	—
1.60%	76	—	—	—	—
1.65%	74	—	—	—	—
1.70%	25,905	—	—	—	—
1.75%	20,160	—	—	—	—
1.80%	74	—	—	—	—
1.85%	74	—	—	—	—
Total	$2,965,516	$9,709,635	$16,317,925	$1,979,013	$2,051,417

Subaccount			WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%			$296	$109	$79
0.75%			985,301	707,784	37,265
0.85%			396,034	631,299	33,481
0.95%			732,740	613,452	125,513
1.00%			200,208	104,210	18,663
1.05%			403,625	302,495	4,804
1.10%			56,584	415,894	46,418
1.15%			117	107	78
1.20%			29,264	105,666	13,799
1.25%			—	—	—
1.25%			—	—	—
1.25%			—	—	—
1.25%			—	—	—
1.25%			5,298	22,838	78
1.30%			59,034	18,508	78
1.35%			10,714	58,300	6,903
1.40%			116	106	78
1.45%			110	36,231	4,902
1.50%			928	5,402	7,028
1.55%			135	128	78
1.60%			135	4,427	78
1.65%			115	104	78
1.70%			134	127	77
1.75%			100	100	77
1.80%			114	104	77
1.85%			99	100	77
Total			$2,881,201	$3,027,491	$299,709

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	107

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%		to	1.48%
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)		to	(3.11%)
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%		to	2.29%
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(7)	to	4.09	%(7)
AB VPS Global Thematic Gro, Cl B
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)		to	(2.30%)
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
AB VPS Gro & Inc, Cl B
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%		to	9.48%
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
AB VPS Intl Val, Cl B
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%		to	0.93%
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
ALPS Alerian Engy Infr, Class III
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%		to	38.22%
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)		to	(39.07%)
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%		to	9.86%
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81	%(8)	to	5.88	%(8)
AC VP Intl, Cl II
2016	685	$1.60	to	$1.89	$1,065	0.96%	0.55%	to	1.20%	(6.07%)		to	(6.68%)
2015	894	$1.70	to	$2.03	$1,476	0.22%	0.55%	to	1.20%	(0.05%)		to	(0.69%)
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49	to	$1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
AC VP Mid Cap Val, Cl II
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%		to	20.96%
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
AC VP Ultra, Cl II
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%		to	2.86%
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%		to	4.52%
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
AC VP Val, Cl II
2016	6,581	$2.24	to	$1.41	$15,708	1.58%	0.55%	to	1.85%	19.62%		to	18.07%
2015	7,631	$1.87	to	$1.19	$15,370	1.98%	0.55%	to	1.85%	(4.55%)		to	(5.78%)
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%		to	10.83%
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(7)
2012	9,741	$1.34	to	$1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(6)

108	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl III
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%		to	1.91%
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)		to	(2.82%)
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%		to	0.06%
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(7)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(6)	to	1.83	%(6)
Calvert VP SRI Bal, Cl I
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%		to	6.57%
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)		to	(3.36%)
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%		to	8.35%
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
Col VP Bal, Cl 3
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%		to	4.46%
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%		to	(0.16%)
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%		to	8.11%
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(7)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(6)
Col VP Commodity Strategy, Cl 2
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%		to	10.31%
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)		to	(25.17%)
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)		to	(22.90%)
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82	%)(8)	to	(6.65	%)(8)
Col VP Contrarian Core, Cl 2
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%		to	6.42%
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%		to	0.85%
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%		to	10.76%
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89	%(7)	to	18.84	%(7)
Col VP Disciplined Core, Cl 3
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%		to	6.38%
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%		to	(0.70%)
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
Col VP Div Abs Return, Cl 2
2016	86	$0.89	to	$0.84	$75	—	0.55%	to	1.85%	(3.16%)		to	(4.42%)
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)		to	(2.65%)
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12	%)(7)	to	(5.96	%)(7)
Col VP Divd Opp, Cl 3
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%		to	11.88%
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
Col VP Emerg Mkts Bond, Cl 2
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%		to	9.03%
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)		to	(3.13%)
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%		to	(0.43%)
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(7)	to	(10.27	%)(7)
Col VP Emer Mkts, Cl 3
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%		to	3.46%
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	109

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Bond, Cl 3
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)		to	(2.65%)
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
Col VP Govt Money Mkt, Cl 3
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.44%)
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
Col VP Hi Yield Bond, Cl 3
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%		to	10.11%
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
Col VP Inc Opp, Cl 3
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%		to	9.26%
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
Col VP Inter Bond, Cl 3
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%		to	3.03%
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
Col VP Lg Cap Gro, Cl 3
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
Col VP Lg Cap Index, Cl 3
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%		to	9.46%
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%		to	(0.99%)
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(7)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(6)
Col VP Limited Duration Cr, Cl 2
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%		to	3.34%
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)		to	(4.29%)
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(10)	to	(1.53%)
2013	409	$1.08	to	$0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(7)
2012	290	$1.08	to	$1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(6)
Col VP Long Govt/Cr Bond, Cl 2
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%		to	0.89%
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)		to	(2.05%)
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45	%)(8)	to	(5.29	%)(8)
Col VP Man Vol Conserv, Cl 2
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
2013	3,948	$1.00	to	$1.00	$3,976	—	0.55%	to	1.85%	(0.06	%)(9)	to	(0.26	%)(7)

110	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Man Vol Conserv Gro, Cl 2
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
2013	9,664	$1.01	to	$1.04	$10,051	—	0.55%	to	1.85%	0.61	%(9)	to	2.89	%(7)
Col VP Man Vol Gro, Cl 2
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
2013	107,696	$1.03	to	$1.11	$117,097	—	0.55%	to	1.85%	1.95	%(9)	to	9.48	%(7)
Col VP Man Vol Mod Gro, Cl 2
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%
2013	361,215	$1.02	to	$1.07	$409,272	—	0.55%	to	1.85%	1.40	%(9)	to	6.57	%(7)
2012	149,031	$1.02	to	$1.02	$152,054	—	0.95%	to	1.80%	1.64	%(6)	to	1.07	%(6)
Col VP Mid Cap Gro, Cl 3
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
Col VP Mid Cap Val, Cl 3
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%		to	12.36%
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
Col VP Select Intl Eq, Cl 3
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)		to	(7.46%)
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%		to	3.52%
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
Col VP Select Lg Cap Val, Cl 3
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%		to	18.09%
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
Col VP Select Sm Cap Val, Cl 3
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%		to	12.19%
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
Col VP US Govt Mtge, Cl 3
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%		to	1.10%
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
CS Commodity Return
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Deutsche Alt Asset Alloc VIP, Cl B
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%		to	3.08%
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)		to	(8.26%)
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(7)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67	%(6)	to	2.80	%(6)
ET VT Floating-Rate Inc, Init Cl
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
Fid VIP Contrafund, Serv Cl 2
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%		to	5.76%
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)		to	(1.43%)
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%		to	9.61%
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98	%(7)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72	%(6)
Fid VIP Gro & Inc, Serv Cl 2
2016	3,750	$2.15	to	$2.42	$8,389	1.56%	0.55%	to	1.20%	15.18%		to	14.43%
2015	4,191	$1.87	to	$2.12	$8,172	1.81%	0.55%	to	1.20%	(3.07%)		to	(3.70%)
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%		to	8.91%
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
2012	6,108	$1.33	to	$1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
Fid VIP Mid Cap, Serv Cl 2
2016	7,631	$2.66	to	$1.34	$23,039	0.31%	0.55%	to	1.85%	11.31%		to	9.87%
2015	8,651	$2.39	to	$1.22	$24,031	0.24%	0.55%	to	1.85%	(2.17%)		to	(3.43%)
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%		to	4.09%
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16	%(7)
2012	13,019	$1.71	to	$1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79	%(6)
Fid VIP Overseas, Serv Cl 2
2016	2,235	$1.50	to	$1.09	$3,261	1.16%	0.55%	to	1.45%	(5.79%)		to	(6.63%)
2015	2,705	$1.59	to	$1.17	$4,237	1.07%	0.55%	to	1.45%	2.73%		to	1.81%
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
2012	3,619	$1.31	to	$0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%		to	18.64%
Fid VIP Strategic Inc, Serv Cl 2
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%		to	6.04%
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(7)	to	(2.95	%)(7)
Frank Global Real Est, Cl 2
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
Frank Inc, Cl 2
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%		to	11.94%
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)		to	(8.76%)
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(7)	to	4.80	%(7)
Frank Mutual Shares, Cl 2
2016	5,369	$2.00	to	$1.28	$10,537	1.98%	0.55%	to	1.85%	15.42%		to	13.94%
2015	5,900	$1.73	to	$1.12	$10,106	3.03%	0.55%	to	1.85%	(5.46%)		to	(6.68%)
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%		to	5.17%
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(7)
2012	7,939	$1.35	to	$1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70	%(6)

112	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Sm Cap Val, Cl 2
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%		to	27.81%
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)		to	(9.09%)
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(7)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79	%(6)
Temp Global Bond, Cl 2
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%		to	1.06%
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)		to	(6.06%)
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(7)	to	(2.83	%)(7)
GS VIT Mid Cap Val, Inst
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
GS VIT Multi-Strategy Alt, Advisor
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)		to	(1.57%)
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)		to	(6.63%)
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(10)	to	(3.73	%)(10)
GS VIT U.S. Eq Insights, Inst
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%		to	9.14%
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
Invesco VI Am Fran, Ser II
2016	1,576	$1.53	to	$1.47	$2,377	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	2,109	$1.51	to	$1.46	$3,147	—	0.55%	to	1.45%	4.17%		to	3.24%
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97	to	$0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(5)	to	(3.63	%)(5)
Invesco VI Bal Risk Alloc, Ser II
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(7)	to	(2.94	%)(7)
Invesco VI Comstock, Ser II
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
Invesco VI Div Divd, Ser I
2016	764	$1.84	to	$1.77	$1,380	1.42%	0.55%	to	1.20%	14.18%		to	13.45%
2015	593	$1.61	to	$1.56	$940	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09	to	$1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
Invesco VI Global Hlth, Ser II
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	113

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Intl Gro, Ser II
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
Invesco VI Mid Cap Gro, Ser I
2016	458	$1.43	to	$1.40	$653	—	0.75%	to	1.20%	0.01%		to	(0.44%)
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22	%)(5)	to	(2.52	%)(5)
Invesco VI Tech, Ser I
2016	758	$1.94	to	$2.37	$1,032	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
2015	1,018	$1.97	to	$2.42	$1,434	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35	to	$1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
Ivy VIP Asset Strategy
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(7)	to	17.27	%(7)
Janus Aspen Flex Bond, Serv
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(7)	to	(2.82	%)(7)
Janus Aspen Gbl Alloc Mod, Serv
2016	156	$1.21	to	$1.05	$185	1.13%	0.55%	to	1.85%	2.39%		to	1.06%
2015	142	$1.18	to	$1.04	$166	0.81%	0.55%	to	1.85%	(2.89%)		to	(4.16%)
2014	96	$1.22	to	$1.08	$117	4.82%	0.55%	to	1.85%	2.66%		to	1.33%
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(7)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(6)	to	2.54	%(6)
Janus Aspen Global Tech, Serv
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
Janus Aspen Res, Serv
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)		to	(1.56%)
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(7)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(5)
Janus Aspen Overseas, Serv
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
Lazard Ret Global Dyn MA, Serv
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%		to	1.42%
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(7)	to	9.60	%(7)

114	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Mass Inv Gro Stock, Serv Cl
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(11)	to	(2.71	%)(11)
MFS New Dis, Serv Cl
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
MFS Utilities, Serv Cl
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%		to	9.21%
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(7)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85	%(6)
MS VIF Global Real Est, Cl II
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%		to	1.64%
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
MS VIF Mid Cap Gro, Cl II
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)		to	(10.51%)
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)		to	(7.72%)
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(7)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93	%)(6)
NB AMT US Eq Index PW Strat, Cl S
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)		to	(2.46%)
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)		to	(6.80%)
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(10)	to	(2.11	%)(10)
NB AMT Intl Eq, Cl S
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%		to	0.07%
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
Oppen Global VA, Serv
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%		to	1.77%
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(7)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(6)
Oppen Global Strategic Inc VA, Srv
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)		to	(4.28%)
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(7)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
Oppen Main St Sm Cap VA, Serv
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)		to	(7.82%)
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(7)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(6)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	115

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT All Asset, Advisor Cl
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%		to	10.86%
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)		to	(10.87%)
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(7)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(6)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%		to	2.02%
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)		to	(2.09%)
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(7)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(6)	to	2.06	%(6)
PIMCO VIT Tot Return, Advisor Cl
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%		to	0.70%
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)		to	(1.83%)
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(7)	to	(4.83	%)(7)
Put VT Global Hlth Care, Cl IB
2016	622	$2.51	to	$2.63	$1,435	—	0.55%	to	1.20%	(11.84%)		to	(12.41%)
2015	771	$2.85	to	$3.01	$2,025	7.92%	0.55%	to	1.20%	7.20%		to	6.50%
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49	to	$1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
Put VT Intl Eq, Cl IB
2016	409	$1.39	to	$1.76	$616	3.53%	0.55%	to	1.20%	(2.99%)		to	(3.61%)
2015	560	$1.44	to	$1.83	$872	1.20%	0.55%	to	1.20%	(0.41%)		to	(1.06%)
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22	to	$1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
Put VT Multi-Cap Gro, Cl IB
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%		to	6.51%
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
VanEck VIP Global Gold, Cl S
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%		to	45.23%
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)		to	(25.55%)
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15	%)(7)	to	(23.82	%)(7)
VP Aggr, Cl 2
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%		to	3.97%
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)		to	(2.58%)
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(7)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(6)
VP Aggr, Cl 4
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
VP AQR Man Fut Strategy, Cl 2
2016	451	$1.02	to	$0.97	$452	5.64%	0.55%	to	1.85%	(9.58%)		to	(10.75%)
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)		to	(1.93%)
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(7)	to	0.59	%(7)

116	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP BR Gl Infl Prot Sec, Cl 3
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%		to	7.03%
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%)		to	(6.85%)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
VP Conserv, Cl 2
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%		to	1.54%
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)		to	(1.99%)
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75	%)(7)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86	%(6)
VP Conserv, Cl 4
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
VP Lazard Intl Eq Adv, Cl 2
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(8)	to	4.57	%(8)
VP Loomis Sayles Gro, Cl 1
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(12)	to	4.51	%(12)
VP MFS Blended Res Core Eq, Cl 3
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
VP Mod, Cl 2
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)		to	(2.39%)
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%		to	3.13%
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35	%(7)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31	%(6)
VP Mod, Cl 4
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
VP Mod Aggr, Cl 2
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%		to	3.34%
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)		to	(2.55%)
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43	%(7)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02	%(6)
VP Mod Aggr, Cl 4
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	117

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 2
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%		to	2.06%
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)		to	(2.06%)
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70	%(7)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88	%(6)
VP Mod Conserv, Cl 4
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
VP Multi-Mgr Div Inc, Cl 2
2016	51	$1.05	to	$1.02	$54	2.62%	0.55%	to	1.85%	7.93%		to	6.53%
2015	54	$0.98	to	$0.96	$53	3.71%	0.55%	to	1.85%	(1.45%)		to	(2.73%)
2014	5	$0.99	to	$0.98	$7	1.19%	0.55%	to	1.85%	(0.94	%)(10)	to	(1.59	%)(10)
VP Multi-Mgr Int Rate Adapt, Cl 2
2016	92	$1.02	to	$0.99	$95	2.85%	0.55%	to	1.85%	5.30%		to	3.95%
2015	68	$0.97	to	$0.95	$67	3.57%	0.55%	to	1.85%	(2.02%)		to	(3.29%)
2014	10	$0.99	to	$0.99	$11	1.79%	0.55%	to	1.85%	(0.83	%)(10)	to	(1.48	%)(10)
VP Ptnrs Sm Cap Val, Cl 3
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
VP Vty Sycamore Estb Val, Cl 3
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)		to	(1.29%)
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
VP WF Short Duration Govt, Cl 2
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%		to	(1.08%)
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)		to	(1.77%)
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(10)	to	(1.15%)
2013	255	$1.01	to	$0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(7)
2012	227	$1.03	to	$1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(6)
Wanger Intl
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
Wanger USA
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
WF VT Index Asset Alloc, Cl 2
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%		to	6.39%
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%		to	0.04%
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%

118	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Intl Eq, Cl 2
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%		to	1.81%
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%		to	0.33%
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
WF VT Opp, Cl 2
2016	1,178	$2.35	to	$1.32	$2,881	2.05%	0.55%	to	1.85%	11.61%		to	10.17%
2015	1,495	$2.10	to	$1.20	$3,285	0.13%	0.55%	to	1.85%	(3.61%)		to	(4.87%)
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(7)
2012	2,419	$1.53	to	$1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27	%(6)
WF VT Sm Cap Gro, Cl 2
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%		to	5.78%
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)		to	(4.66%)
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(7)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99	%)(6)
WA Var Global Hi Yd Bond, Cl II
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%		to	13.25%
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)		to	(7.80%)
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)		to	(3.31%)
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(7)	to	0.16	%(7)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2012.
(6)	New subaccount operations commenced on April 30, 2012.
(7)	New subaccount operations commenced on April 29, 2013.
(8)	New subaccount operations commenced on April 30, 2013.
(9)	New subaccount operations commenced on Nov. 18, 2013.
(10)	New subaccount operations commenced on June 30, 2014.
(11)	New subaccount operations commenced on March 27, 2015.
(12)	New subaccount operations commenced on April 29, 2016.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2016 ANNUAL REPORT	119

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York as of December 31, 2016 and December 31, 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2017

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2016	2015(1)
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2016, $1,723,511; 2015, $1,720,349)	$1,814,710	$1,784,405
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2016 and 2015, $2,038)	131,733	135,452
Policy loans	47,423	46,740
Other investments	380	359
Total investments	1,994,246	1,966,956
Cash and cash equivalents	52,710	43,812
Reinsurance recoverables	140,513	126,671
Other receivables	11,848	10,391
Accrued investment income	18,003	18,687
Deferred acquisition costs	161,813	160,845
Other assets	153,261	161,625
Separate account assets	4,397,443	4,367,522
Total assets	$6,929,837	$6,856,509

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,962,921	$1,930,666
Other liabilities	152,578	140,611
Separate account liabilities	4,397,443	4,367,522
Total liabilities	6,512,942	6,438,799
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,915
Retained earnings	273,890	279,918
Accumulated other comprehensive income, net of tax	34,079	28,877
Total shareholder’s equity	416,895	417,710
Total liabilities and shareholder’s equity	$6,929,837	$6,856,509

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2016	2015	2014
Revenues
Premiums	$21,911	$23,091	$24,484
Net investment income	83,832	85,903	87,260
Policy and contract charges	117,085	110,716	106,271
Other revenues	23,081	23,475	21,257
Net realized investment gains (losses)	1,175	(482)	2,024
Total revenues	247,084	242,703	241,296

Benefits and expenses
Benefits, claims, losses and settlement expenses	91,572	74,107	64,479
Interest credited to fixed accounts	47,349	48,138	50,510
Amortization of deferred acquisition costs	15,710	15,096	13,159
Other insurance and operating expenses	38,069	41,535	45,498
Total benefits and expenses	192,700	178,876	173,646
Pretax income	54,384	63,827	67,650
Income tax provision	10,412	14,264	15,441
Net income	$43,972	$49,563	$52,209

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(47)	$(776)	$(358)
Portion of loss recognized in other comprehensive income (before taxes)	27	375	14
Net impairment losses recognized in net realized investment gains (losses)	$(20)	$(401)	$(344)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2016	2015	2014

Net income	$43,972	$49,563	$52,209
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	5,202	(26,677)	12,175
Total comprehensive income	$49,174	$22,886	$64,384

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2014(1)	$2,000	$106,851	$227,146	$43,379	$379,376
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014(1)	2,000	106,906	255,355	55,554	419,815
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2015(1)	2,000	106,915	279,918	28,877	417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income, net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2016	$2,000	$106,926	$273,890	$34,079	$416,895

(1)	Prior period retained earnings have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2016	2015	2014
Cash Flows from Operating Activities
Net income	$43,972	$49,563	$52,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,982	3,499	4,273
Deferred income tax expense (benefit)	(4,851)	(3,557)	13,346
Contractholder and policyholder charges, non-cash	(22,842)	(21,737)	(20,780)
(Gain) loss from equity method investments	(16)	9	(9)
Net realized investment (gains) losses	(1,195)	81	(2,368)
Other-than-temporary impairments recognized in net realized investment gains	20	401	344
Changes in operating assets and liabilities:
Deferred acquisition costs	(2,793)	(3,965)	(5,398)
Policyholder account balances, future policy benefits and claims, net	18,532	41,444	77,397
Derivatives, net of collateral	5,391	37,312	(40,530)
Reinsurance recoverables	(13,988)	(8,323)	(8,177)
Other receivables	(1,410)	(1,872)	(586)
Accrued investment income	684	461	604
Other, net	23,055	23,260	(18,476)
Net cash provided by operating activities	48,541	116,576	51,849

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	30,915	11,350	16,620
Maturities, sinking fund payments and calls	171,173	192,721	208,977
Purchases	(208,835)	(219,602)	(280,820)
Proceeds from maturities and repayments of commercial mortgage loans	21,962	17,439	22,231
Funding of commercial mortgage loans	(18,244)	(8,277)	(16,893)
Net proceeds from sales of other investments	—	7	—
Purchase of other investments	(5)	—	—
Purchase of land, buildings, equipment and software	—	(22)	(73)
Change in policy loans, net	(683)	(1,628)	(4,013)
Cash received for written options with deferred premiums	7,399	—	—
Net cash provided by (used in) investing activities	3,682	(8,012)	(53,971)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	140,526	147,391	150,722
Net transfers to separate accounts	(2,542)	(22,966)	(28,652)
Surrenders and other benefits	(118,428)	(172,766)	(110,714)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,000	6,300	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,000)	(6,300)	—
Tax adjustment on share-based incentive compensation plan	11	9	55
Cash paid for purchased options with deferred premiums	(12,892)	(15,563)	(13,301)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(25,000)	(24,000)
Net cash used in financing activities	(43,325)	(88,895)	(25,890)
Net increase (decrease) in cash and cash equivalents	8,898	19,669	(28,012)
Cash and cash equivalents at beginning of period	43,812	24,143	52,155
Cash and cash equivalents at end of period	$52,710	$43,812	$24,143

Supplemental Disclosures:
Income taxes paid (received), net	$(5,057)	$(2,011)	$25,500
Interest paid on borrowings	—	1	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

In 2016, the Company corrected the accrual of commission expense for periods prior to 2013 for certain insurance and annuity products. The balance sheet as of December 31, 2015 has been revised to reflect the immaterial impact of the correction which increased deferred acquisition costs (“DAC”) by $245 thousand, other assets by $772 thousand, other liabilities by $2.5 million, and decreased retained earnings by $1.4 million. The impact to prior period financial statements was not material.

In 2016, the Company recorded a $1.2 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization assumption. The impact to prior period financial statements was not material.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”), and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized

RiverSource Life Insurance Co. of New York

cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

RiverSource Life Insurance Co. of New York

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. LTC DAC was impaired in prior years as a result of loss recognition. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and

RiverSource Life Insurance Co. of New York

recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions. See Note 10 for information regarding the variable annuity guarantees.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets and the estimate of the Company’s current nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Co. of New York

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance determination.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

RiverSource Life Insurance Co. of New York

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures about the nature and risks of the investments to investments for which the entity elected to measure the fair value using the practical expedient rather than all investments that are eligible for the NAV practical expedient. The standard is effective for interim and annual periods beginning after December 15, 2015. The Company adopted the standard on January 1, 2016 on a retrospective basis to all periods presented. There was no impact of the standard to the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company is evaluating include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company will early adopt the standard for the annual period ending December 31, 2017 on a retrospective basis. The adoption of the standard will not have a material impact on the Company’s cash flows.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity

RiverSource Life Insurance Co. of New York

method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The update is not expected to have a material impact on the financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. Subsequent related updates provide clarification on certain revenue recognition guidance in the new standard. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company plans to adopt the revenue recognition guidance in 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the Company does not expect the update to have an impact on these revenues. The Company’s implementation efforts include the identification of revenue within the guidance and review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company is reviewing certain payments received to determine whether they should be presented as revenue or as a reduction of expense. The Company does not expect a material impact to the timing of revenue recognition; however, the Company’s implementation effort to assess the impact of the standard on its financial condition, results of operations, and disclosure is still in process.

4.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2016
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,146,981	$75,231	$(4,034)	$1,218,178	$2
Residential mortgage backed securities	205,061	4,242	(2,444)	206,859	(412)
Commercial mortgage backed securities	194,690	3,306	(2,781)	195,215	—
State and municipal obligations	117,973	17,418	(244)	135,147	—
Asset backed securities	56,040	1,269	(1,089)	56,220	—
Foreign government bonds and obligations	2,515	333	(7)	2,841	—
U.S. government and agencies obligations	251	—	(1)	250	—
Total	$1,723,511	$101,799	$(10,600)	$1,814,710	$(410)

RiverSource Life Insurance Co. of New York

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2016 and 2015, investment securities with a fair value of $55.3 million and $61.0 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $12.6 million and $24.4 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2016 and 2015, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2016 and 2015, approximately $124.5 million and $132.7 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2016			December 31, 2015
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$389,316	$391,870	22%	$338,078	$347,835	19%
AA	84,512	101,135	5	77,776	94,922	5
A	339,541	370,482	20	314,945	338,342	19
BBB	824,391	864,549	48	892,459	909,541	52
Below investment grade	85,751	86,674	5	97,091	93,765	5
Total fixed maturities	$1,723,511	$1,814,710	100%	$1,720,349	$1,784,405	100%

At December 31, 2016 and 2015, approximately 49% and 54%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2016
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	66	$208,665	$(2,971)	18	$15,688	$(1,063)	84	$224,353	$(4,034)
Residential mortgage backed securities	12	82,683	(1,667)	15	15,623	(777)	27	98,306	(2,444)
Commercial mortgage backed securities	38	88,662	(2,446)	1	8,957	(335)	39	97,619	(2,781)
State and municipal obligations	5	8,941	(244)	—	—	—	5	8,941	(244)
Asset backed securities	10	22,685	(683)	5	9,861	(406)	15	32,546	(1,089)
Foreign government bonds and obligations	—	—	—	1	105	(7)	1	105	(7)
U.S. government and agencies obligations	1	250	(1)	—	—	—	1	250	(1)
Total	132	$411,886	$(8,012)	40	$50,234	$(2,588)	172	$462,120	$(10,600)

RiverSource Life Insurance Co. of New York

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a tightening of corporate bond credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss) (“OCI”):

	Years Ended December 31,
(in thousands)	2016	2015	2014
Beginning balance	$1,564	$1,452	$1,416
Credit losses for which an other-than-temporary impairment was not previously recognized	—	112	15
Credit losses for which an other-than-temporary impairment was previously recognized	20	—	21
Reductions for securities sold during the period (realized)	(863)	—	—
Ending balance	$721	$1,564	$1,452

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Gross realized investment gains	$2,624	$922	$2,543
Gross realized investment losses	(1,429)	(1,003)	(175)
Other-than-temporary impairments	(20)	(401)	(344)
Total	$1,175	$(482)	$2,024

Other-than-temporary impairments for the years ended December 31, 2016, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2016 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$71,576	$72,732
Due after one year through five years	485,946	507,389
Due after five years through 10 years	465,589	473,639
Due after 10 years	244,609	302,656
	1,267,720	1,356,416
Residential mortgage backed securities	205,061	206,859
Commercial mortgage backed securities	194,690	195,215
Asset backed securities	56,040	56,220
Total	$1,723,511	$1,814,710

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Fixed maturities	$76,949	$78,348	$79,039
Commercial mortgage loans	6,452	7,383	8,247
Policy loans and other investments	2,388	2,187	2,039
	85,789	87,918	89,325
Less: investment expenses	1,957	2,015	2,065
Total	$83,832	$85,903	$87,260

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2016	2015	2014
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2016	2015
Collectively evaluated for impairment	$133,771	$137,490

As of both December 31, 2016 and 2015, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2016 and 2015. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2016 and 2015. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in thousands)
South Atlantic	$33,951	$34,624	26%	25%
Pacific	32,051	28,934	24	21
Middle Atlantic	18,898	18,120	14	13
Mountain	14,264	14,004	11	10
West North Central	13,964	14,708	10	11
East North Central	10,638	11,527	8	8
New England	1,836	8,980	1	7
East South Central	8,169	4,800	6	4
West South Central	—	1,793	—	1

	133,771	137,490	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$131,733	$135,452

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in thousands)
Retail	$37,820	$36,268	28%	26%
Apartments	30,138	30,797	22	23
Industrial	28,971	28,034	22	20
Office	22,085	27,308	17	20
Mixed use	3,355	5,202	3	4
Other	11,402	9,881	8	7

	133,771	137,490	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$131,733	$135,452

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact of unlocking for the year ended December 31, 2016 primarily reflected continued low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business resulted in loss recognition due to continued low interest rates and higher morbidity. The impact of unlocking for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency. The impact of unlocking for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption.

The balances of and changes in DAC were as follows:

(in thousands)	2016	2015	2014
Balance at January 1(1)	$160,845	$151,008	$147,010
Capitalization of acquisition costs	18,503 (2)	19,061	18,557
Amortization, excluding the impact of valuation assumptions review	(14,565)	(13,896)	(13,859)
Amortization, impact of valuation assumptions review	(1,145)	(1,200)	700
Impact of change in net unrealized securities (gains) losses	(1,825)	5,872	(1,400)
Balance at December 31(1)	$161,813	$160,845	$151,008

(1)	Prior period DAC balances have been restated for the correction of the commission expense accrual for certain insurance and annuity products. See Note 1 for more information.
(2)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2016	2015	2014
Balance at January 1	$15,973	$16,970	$18,954
Capitalization of sales inducement costs	305	252	273
Amortization, excluding the impact of valuation assumptions review	(2,035)	(2,426)	(2,351)
Amortization, impact of valuation assumptions review	400	100	200
Impact of change in net unrealized securities (gains) losses	(151)	1,077	(106)
Balance at December 31	$14,492	$15,973	$16,970

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2016 and 2015, traditional life and UL insurance in force aggregated $11.4 billion, of which $7.9 billion and $8.0 billion, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Direct premiums	$33,414	$34,840	$36,205
Reinsurance ceded	(11,503)	(11,749)	(11,721)
Net premiums	$21,911	$23,091	$24,484

Policy and contract charges are presented on the Statements of Income net of $6.2 million, $5.7 million and $5.0 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recovered on all contracts was $16.0 million, $13.6 million and $11.9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recoverables include approximately $101.0 million and $95.0 million related to LTC risk ceded to Genworth as of December 31, 2016 and 2015, respectively.

Policyholder account balances, future policy benefits and claims include $2.3 million and $2.5 million related to previously assumed reinsurance arrangements as of December 31, 2016 and 2015, respectively.

RiverSource Life Insurance Co. of New York

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2016		2015
Policyholder account balances
Fixed annuities	$895,591		$922,582
Variable annuity fixed sub-accounts	263,205		255,106
VUL/UL insurance	190,579		185,852
IUL insurance	46,516		34,016
Other life insurance	36,695		37,012
Total policyholder account balances	1,432,586		1,434,568
Future policy benefits
Variable annuity GMWB	38,804		45,907
Variable annuity GMAB	(2,085	)(1)	(237	)(1)
Other annuity liabilities	4,283		1,424
Fixed annuities life contingent liabilities	90,274		91,500
Life, DI and LTC insurance	352,718		322,016
VUL/UL and other life insurance additional liabilities	37,414		29,408
Total future policy benefits	521,408		490,018
Policy claims and other policyholders’ funds	8,927		6,080
Total policyholder account balances, future policy benefits and claims	$1,962,921		$1,930,666

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2016 and 2015 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% at December 31, 2016, depending on year of issue, with an average rate of approximately 4.47%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an equity indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company currently hedges the risk related to the equity indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

The liability for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies is based on the net level premium and includes the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% at December 31, 2016. Anticipated interest rates for DI policies ranged from 3% to 7.5% at December 31, 2016. For LTC policies, the anticipated interest rate was 5.6% at December 31, 2016.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.75% and 6.25% for DI and LTC claims, respectively, at December 31, 2016.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2016	2015
Variable annuity	$4,004,582	$3,979,524
VUL insurance	392,181	387,205
Other insurance	680	793
Total	$4,397,443	$4,367,522

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Co. of New York

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with any living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals and tailor the performance of annuities and life insurance policies to their specific needs and keep investment allocations on track over time.

As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of the Portfolio Stabilizer (managed volatility) funds of funds within the separate accounts that are designed to pursue total return while seeking to mitigate exposure to market volatility and allow a contract purchaser to select investment options based on the purchaser’s investment risk tolerance.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2016				December 31, 2015
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,032,057	$2,943,872	$11,315	65	$2,941,369	$2,855,258	$16,990	65
Five/six-year reset	497,807	341,223	1,670	65	521,969	373,009	4,208	64
One-year ratchet	503,005	489,470	9,061	67	520,326	506,376	19,734	66
Five-year ratchet	194,173	189,462	730	65	205,496	199,585	1,760	64
Total — GMDB	$4,227,042	$3,964,027	$22,776	65	$4,189,160	$3,934,228	$42,692	65
GMIB	$13,063	$12,066	$216	66	$12,580	$11,632	$270	65
GMWB:
GMWB	$166,641	$166,088	$18	70	$200,796	$200,091	$20	69
GMWB for life	2,214,734	2,206,696	879	66	2,110,159	2,099,690	545	66
Total — GMWB	$2,381,375	$2,372,784	$897	66	$2,310,955	$2,299,781	$565	66
GMAB	$281,721	$280,350	$2,089	58	$301,599	$300,213	$3,109	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2016		December 31, 2015
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$427	64	$418	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Co. of New York

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2014	$359	$360	$(29,203)	$(6,133)	$15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	712	383	45,907	(237)	23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	$671	$391	$38,804	$(2,085)	$29,869

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2016	2015
Mutual funds:
Equity	$2,302,284	$2,195,565
Bond	1,368,768	1,369,091
Other	308,425	299,090
Total mutual funds	$3,979,477	$3,863,746

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2016, 2015 and 2014.

11.  LINE OF CREDIT

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2016 and 2015.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,074,160	$144,018	$1,218,178
Residential mortgage backed securities	—	206,511	348	206,859
Commercial mortgage backed securities	—	195,215	—	195,215
State and municipal obligations	—	135,147	—	135,147
Asset backed securities	—	56,220	—	56,220
Foreign government bonds and obligations	—	2,841	—	2,841
U.S. government and agencies obligations	250	—	—	250
Total Available-for-Sale securities: Fixed maturities	250	1,670,094	144,366	1,814,710
Cash equivalents	—	52,593	—	52,593
Other assets:
Interest rate derivative contracts	—	68,146	—	68,146
Equity derivative contracts	705	50,878	—	51,583
Foreign exchange derivative contracts	5	3,032	—	3,037
Total other assets	710	122,056	—	122,766
Separate account assets measured at NAV				4,397,443	(1)
Total assets at fair value	$960	$1,844,743	$144,366	$6,387,512

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$18,998	$18,998
GMWB and GMAB embedded derivatives	—	—	25,889	25,889	(2)
Total policyholder account balances, future policy benefits and claims	—	—	44,887	44,887	(3)
Other liabilities:
Interest rate derivative contracts	—	34,050	—	34,050
Equity derivative contracts	58	67,106	—	67,164
Foreign exchange derivative contracts	114	407	—	521
Total other liabilities	172	101,563	—	101,735
Total liabilities at fair value	$172	$101,563	$44,887	$146,622

RiverSource Life Insurance Co. of New York

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets measured at NAV				4,367,522	(1)
Total assets at fair value	$2,830	$1,782,033	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(4)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(5)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position at December 31, 2016.

(3)	The Company’s adjustment for nonperformance risk resulted in a $25.0 million cumulative decrease to the embedded derivatives at December 31, 2016.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position at December 31, 2015.

(5)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives at December 31, 2015.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(1)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(2)	$(681	)(4)	$27,745 (5)	$27,064

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(3)	(857	)(4)	(4,962	)(5)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015	$(149)	$(4)	$2	$(151	)(3)	$(857	)(4)	$(5,450	)(5)	$(6,307)

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(3)	(1,326	)(4)	(43,753	)(5)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized losses relating to assets and liabilities held at December 31, 2014	$(162)	$(4)	$—	$(1)	$(167	)(3)	$(1,326	)(4)	$(43,616	)(5)	$(44,942)

(1)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(2)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Included in net investment income in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $4.5 million, $3.9 million and $7.0 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2016, 2015 and 2014, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$143,863	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$18,998	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$25,889	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

RiverSource Life Insurance Co. of New York

Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2016 and 2015. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed

RiverSource Life Insurance Co. of New York

monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2016 and 2015. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2016
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$131,733	$—	$—	$131,334	$131,334
Policy loans	47,423	—	—	46,925	46,925

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$898,815	$—	$—	$953,615	$953,615
Separate account liabilities measured at NAV	4,718				4,718	(1)

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities measured at NAV	5,858				5,858	(1)

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

13.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2016, 2015 and 2014, the Company earned $18.2 million, $18.0 million and $16.4 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $9.3 million, $9.4 million and $9.0 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $2.4 million, $2.4 million and $2.3 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.8 million, $27.8 million and $28.2 million for the years ended

December 31, 2016, 2015 and 2014, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2016, 2015 and 2014, the Company paid cash dividends of $50.0 million, $25.0 million and $24.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 14 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2016 and 2015, the Company had an amount due to (from) Ameriprise Financial for federal income taxes of $4.4 million and $(19.4) million, respectively.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $64.2 million, $60.6 million and $52.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2016	2015	2014

Net income, per accompanying GAAP financial statements	$43,972	$49,563	$52,209
Net income, SAP basis(1)	30,696	48,911	42,630
Difference	$13,276	$652	$9,579

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2016	2015

Shareholder’s equity, per accompanying GAAP financial statements	$416,895	$417,710
Capital and surplus, SAP basis(2)	322,093	325,513
Difference	$94,802	$92,197

(2)	Includes unassigned surplus of $213.2 million and $216.6 million as of December 31, 2016 and 2015, respectively.

At December 31, 2016 and 2015, bonds carried at $250 thousand and $256 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$87,426	$—	$87,426	$(58,006)	$(16,271)	$(9,762)	$3,387
OTC cleared	35,195	—	35,195	(32,299)	(2,655)	—	241
Exchange-traded	145	—	145	(145)	—	—	—
Total derivatives	$122,766	$—	$122,766	$(90,450)	$(18,926)	$(9,762)	$3,628

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$69,264	$—	$69,264	$(58,006)	$—	$(11,258)	$—
OTC cleared	32,299	—	32,299	(32,299)	—	—	—
Exchange-traded	172	—	172	(145)	—	—	27
Total derivatives	$101,735	$—	$101,735	$(90,450)	$—	$(11,258)	$27

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2016			December 31, 2015
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,788,776	$68,146	$34,050	$1,945,376	$63,484	$19,306
Equity contracts	2,567,100	51,583	67,164	2,523,973	45,519	64,451
Foreign exchange contracts	99,344	3,037	521	115,829	2,497	391
Total non-designated hedges	5,455,220	122,766	101,735	4,585,178	111,500	84,148
Embedded derivatives
GMWB and GMAB(3)	N/A	—	25,889	N/A	—	40,343
IUL	N/A	—	18,998	N/A	—	14,287
Total embedded derivatives	N/A	—	44,887	N/A	—	54,630
Total derivatives	$5,455,220	$122,766	$146,622	$4,585,178	$111,500	$138,778
N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2016 included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2016 and 2015, investment securities with a fair value of $9.8 million and $16.8 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $0.6 million and $8.6 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2016 and 2015, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2016
Interest rate contracts	$—	$3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	1,325	(33,359)
Year Ended December 31, 2015
Interest rate contracts	—	12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	$(657)	$(17,586)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2016:

(in thousands)	Premiums Payable	Premiums Receivable
2017	$9,902	$—
2018	8,624	5,390
2019	17,349	—
2020	7,549	—
2021	16,879	—
2022-2025	2,395	—
Total	$62,698	$5,390

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2016 and 2015, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $11.3 million and $17.7 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2016 and 2015 was $11.3 million and $17.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2016 and 2015 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2014			$43,379
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	$32,568	$(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	(41,042)	14,365	(26,677)
Balance of AOCI at December 31, 2015			28,877 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	28,318	(9,913)	18,405
Reclassification of net securities gains included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income	$8,004	$(2,802)	5,202
Balance of AOCI at December 31, 2016			$34,079 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $238 thousand, $293 thousand and $94 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2016, 2015 and 2014, respectively.

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Current income tax
Federal	$15,083	$17,686	$2,086
State	180	135	9
Total current income tax	15,263	17,821	2,095
Deferred federal income tax	(4,851)	(3,557)	13,346
Total income tax provision	$10,412	$14,264	$15,441

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2016	2015	2014
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(14.4)	(11.6)	(10.6)
Foreign tax credit	(3.0)	—	—
Other	1.4	(1.1)	(1.6)
Income tax provision	19.0%	22.3%	22.8%

RiverSource Life Insurance Co. of New York

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2016	2015
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$61,291	$66,410
Investment related	10,666	—
Other	50	89
Gross deferred income tax assets	72,007	66,499
Deferred income tax liabilities
Deferred acquisition costs	42,935	41,699
Net unrealized gains on Available-for Sale securities	18,350	15,549
Investment related	—	6
DSIC	5,446	5,911
Other	108	130
Gross deferred income tax liabilities	66,839	63,295
Net deferred income tax assets	$5,168	$3,204

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2016 and 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2016	2015	2014
Balance at January 1	$4,325	$7,249	$7,562
Additions based on tax positions related to the current year	197	410	524
Additions for tax positions of prior years	1,973	2,026	59
Reductions for tax positions of prior years	(3,447)	(5,360)	(896)
Balance at December 31	$3,048	$4,325	$7,249

If recognized, approximately $116 thousand, $117 thousand and $67 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2016, 2015 and 2014, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $2.0 million to $3.0 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $2.2 million, and a net increase of $216 thousand and $119 thousand in interest and penalties for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the Company had a payable of $431 thousand and $2.6 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In 2016, Ameriprise Financial received a settlement as final resolution to the 1997 through 2005 IRS audit. The IRS has completed its examination of the 2006 through 2011 tax returns and these years are effectively settled; however, the statutes of limitation, except for 2007, remain open for certain carryover adjustments. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns remain open for all years after 2012.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2016 and 2015, the Company’s funding commitments for commercial mortgage loan commitments was $6.1 million and $2.1 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2016, these guarantees range from 1% to 5%.

RiverSource Life Insurance Co. of New York

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York. At both December 31, 2016 and 2015, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2017 RiverSource Life Insurance Company. All rights reserved.

S-6410 CC (5/17)